UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22959

1290 FUNDS

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

Shane Daly

Executive Vice President and Secretary

Equitable Investment Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: November 1, 2022 - April 30, 2023

Item 1.	Reports to Stockholders.

Item 1(a):

Semi-Annual Report

April 30, 2023

1290 Funds

Semi-Annual Report

April 30, 2023

1290 DIVERSIFIED BOND FUND (Unaudited)

Sector Weightings as of April 30, 2023	% of Net Assets
U.S. Treasury Obligations	36.0%
Mortgage-Backed Securities	28.1
Foreign Government Securities	23.3
Repurchase Agreements	3.1
Energy	2.4
Investment Company	2.0
Consumer Discretionary	1.8
Information Technology	1.0
Financials	1.0
Real Estate	0.8
Communication Services	0.7
Materials	0.2
Cash and Other	(0.4)

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid During Period* 11/1/22 - 4/30/23
Class A
Actual	$1,000.00	$1,113.50	$3.93
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76
Class I
Actual	1,000.00	1,115.70	2.62
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.32	2.51
Class R
Actual	1,000.00	1,112.90	5.24
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01

* Expenses are equal to the Fund’s A, I and R shares annualized expense ratio of 0.75%, 0.50% and 1.00%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.5%)
Information Technology (0.5%)
Technology Hardware, Storage & Peripherals (0.5%)
Western Digital Corp. 1.500%, 2/1/24 (e)		$3,450,000	$3,334,425

Total Information Technology			3,334,425

Total Convertible Bond			3,334,425

Corporate Bonds (7.4%)
Communication Services (0.7%)
Wireless Telecommunication Services (0.7%)
T-Mobile USA, Inc. 5.650%, 1/15/53		4,675,000	4,779,360

Total Communication Services			4,779,360

Consumer Discretionary (1.8%)
Automobiles (0.5%)
General Motors Co. 5.200%, 4/1/45		3,540,000	2,974,711

Specialty Retail (1.3%)
Lowe’s Cos., Inc. 5.625%, 4/15/53		8,891,000	8,896,987

Total Consumer Discretionary			11,871,698

Energy (2.4%)
Oil, Gas & Consumable Fuels (2.4%)
Devon Energy Corp. 7.875%, 9/30/31		1,190,000	1,349,894
Diamondback Energy, Inc. 6.250%, 3/15/33		5,880,000	6,243,161
Hess Corp. 7.875%, 10/1/29		410,000	463,587
7.300%, 8/15/31		750,000	844,373
New Fortress Energy, Inc. 6.750%, 9/15/25§		7,060,000	6,738,346

Total Energy			15,639,361

Financials (1.0%)
Capital Markets (0.8%)
Ares Capital Corp. 4.250%, 3/1/25		1,070,000	1,021,620
Golub Capital BDC, Inc. 2.500%, 8/24/26		5,275,000	4,557,836

			5,579,456

Financial Services (0.2%)
United Wholesale Mortgage LLC 5.500%, 4/15/29§		1,271,000	1,080,350

Total Financials			6,659,806

Information Technology (0.5%)
Technology Hardware, Storage & Peripherals (0.5%)
Dell International LLC 3.375%, 12/15/41§		4,790,000	3,376,357

Total Information Technology			3,376,357

Materials (0.2%)
Metals & Mining (0.2%)
First Quantum Minerals Ltd. 7.500%, 4/1/25§		1,580,000	1,567,459

Total Materials			1,567,459

Real Estate (0.8%)
Specialized REITs (0.8%)
Equinix, Inc. (REIT) 2.500%, 5/15/31		5,925,000	4,885,001

Total Real Estate			4,885,001

Total Corporate Bonds			48,779,042

Foreign Government Securities (23.3%)
Notas do Tesouro Nacional 10.000%, 1/1/33	BRL	311,920,000	54,700,631
Republic of South Africa
Series 2048 8.750%, 2/28/48 (x)	ZAR	988,700,000	40,641,853
Titulos de Tesoreria
Series B 7.000%, 3/26/31	COP	227,120,000,000	36,801,852
7.250%, 10/26/50		166,800,000,000	21,691,012

Total Foreign Government Securities			153,835,348

Mortgage-Backed Securities (28.1%)
FHLMC UMBS 4.000%, 7/1/52		$30,770,464	29,353,804
FNMA UMBS 4.000%, 6/1/52		31,193,912	29,787,001
5.000%, 10/1/52		5,727,341	5,683,791
5.000%, 11/1/52		31,685,262	31,444,331
5.500%, 1/1/53		31,689,244	31,907,887
GNMA 5.000%, 10/20/52		3,425,559	3,406,113
5.500%, 10/20/52		27,152,030	27,301,120
5.000%, 2/20/53		12,824,352	12,747,545
5.000%, 3/20/53		13,848,753	13,761,483

Total Mortgage-Backed Securities			185,393,075

U.S. Treasury Obligations (36.0%)
U.S. Treasury Bonds 2.250%, 2/15/52		64,530,000	48,094,041
2.875%, 5/15/52		117,840,000	100,696,507
U.S. Treasury Notes
(US Treasury 3 Month Bill Money Market Yield + 0.20%), 5.331%, 1/31/25 (k)		89,000,000	89,128,552

Total U.S. Treasury Obligations			237,919,100

Total Long-Term Debt Securities (95.3%) (Cost $647,970,364)			629,260,990

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (2.0%)
Dreyfus Treasury Obligations Cash Management Fund 4.73% (7 day yield) (xx)	5,480,000	$5,480,000
JPMorgan Prime Money Market Fund, IM Shares 5.07% (7 day yield)	7,371,890	7,374,102

Total Investment Companies		12,854,102

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.1%)
Santander US Capital Markets LLC, 4.81%, dated 4/28/23, due 5/1/23, repurchase price $14,525,820, collateralized by various Corporate Bonds, 4.250%, maturing 5/25/33, U.S. Government Agency Securities, ranging from 1.101%-5.453%, maturing 8/25/30-11/20/69; total market value $14,816,337. (xx)	$14,520,000	14,520,000
TD Prime Services LLC, 4.89%, dated 4/28/23, due 5/1/23, repurchase price $6,222,535, collateralized by various Common Stocks; total market value $6,844,795. (xx)	6,220,000	6,220,000

Total Repurchase Agreements		20,740,000

Total Short-Term Investments (5.1%) (Cost $33,594,109)		33,594,102

Total Investments in Securities (100.4%) (Cost $681,564,473)		662,855,092
Other Assets Less Liabilities (-0.4%)		(2,842,738)

Net Assets (100%)		$660,012,354

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2023, the market value of these securities amounted to $12,762,512 or 1.9% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of April 30, 2023. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of April 30, 2023.
(x)	All or a portion of security is on loan at April 30, 2023.
(xx)

At April 30, 2023, the Fund had loaned securities with a total value of $25,207,369. This was collateralized by cash of $26,220,000 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNY	— Chinese Renminbi
COP	— Colombian Peso
EUR	— European Currency Unit
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
JPY	— Japanese Yen
KRW	— Korean (South) Won
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
OAT	— Obligations Assimilables du Trésor
OTC	— Over- the-counter
PEN	— Peruvian Sol
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
STIBOR	— Stockholm Interbank Offered Rate
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar
ZAR	— South African Rand

Country Diversification As a Percentage of Total Net Assets
Brazil	8.3%
Colombia	8.9
South Africa	6.1
United States	76.9
Zambia	0.2
Cash and Other	(0.4)

100.0%

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

Futures contracts outstanding as of April 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-OAT	275	6/2023	EUR	39,389,895	186,287
U.S. Treasury 5 Year Note	2,257	6/2023	USD	247,688,118	1,145,877
U.S. Treasury 10 Year Ultra Note	447	6/2023	USD	54,289,547	48,097
U.S. Treasury Ultra Bond	228	6/2023	USD	32,240,625	1,330,041

					2,710,302

Short Contracts
Japan 10 Year Bond	(345)	6/2023	JPY	(376,285,368)	(8,050,202)

					(8,050,202)

					(5,339,900)

Forward Foreign Currency Contracts outstanding as of April 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	90,300,000	USD	98,955,518	Citibank NA	5/5/2023	564,822
EUR	660,000	USD	720,378	HSBC Bank plc	5/5/2023	7,013
EUR	30,420,000	USD	33,199,019	HSBC Bank plc	5/5/2023	327,102
USD	53,458,896	EUR	48,480,000	JPMorgan Chase Bank	5/5/2023	28,707
PEN	195,200,000	USD	51,363,922	HSBC Bank plc**	5/9/2023	1,279,722
USD	30,886,973	ZAR	552,500,000	HSBC Bank plc	5/15/2023	721,136
USD	33,292,171	CNY	228,830,000	HSBC Bank plc**	5/17/2023	217,844
USD	19,536,906	AUD	28,870,000	JPMorgan Chase Bank	6/7/2023	403,331
CHF	42,810,000	USD	46,333,676	Barclays Bank plc	6/13/2023	1,803,560
CHF	12,170,000	USD	13,371,790	Citibank NA	6/13/2023	312,634
CHF	11,800,000	USD	13,107,470	Goldman Sachs Bank USA	6/13/2023	160,911
USD	20,829,598	JPY	2,730,000,000	Barclays Bank plc	6/16/2023	650,773
USD	33,463,029	JPY	4,326,000,000	Citibank NA	6/16/2023	1,487,352
USD	674,382	JPY	89,000,000	HSBC Bank plc	6/16/2023	16,538
USD	58,189,980	JPY	7,690,000,000	Morgan Stanley	6/16/2023	1,349,260
SEK	136,800,000	USD	13,208,369	Morgan Stanley	6/22/2023	167,816
USD	32,911,774	BRL	164,170,000	HSBC Bank plc**	7/19/2023	495,607

Total unrealized appreciation						9,994,128

EUR	18,360,000	USD	20,272,855	Barclays Bank plc	5/5/2023	(38,155)
USD	30,287,504	EUR	28,540,000	Barclays Bank plc	5/5/2023	(1,166,654)
USD	68,556,096	EUR	62,720,000	JPMorgan Chase Bank	5/5/2023	(568,109)
USD	50,615,843	PEN	195,200,000	HSBC Bank plc**	5/9/2023	(2,027,801)
USD	12,810,074	ZAR	236,000,000	Barclays Bank plc	5/15/2023	(75,242)
USD	12,680,438	ZAR	234,200,000	National Australia Bank Ltd.	5/15/2023	(106,601)
ZAR	264,400,000	USD	14,468,644	Goldman Sachs Bank USA	5/15/2023	(32,721)
CNY	228,830,000	USD	33,380,986	HSBC Bank plc**	5/17/2023	(306,660)
AUD	28,870,000	USD	19,418,539	Goldman Sachs Bank USA	6/7/2023	(284,964)
KRW	70,470,000,000	USD	54,048,352	Citibank NA**	6/9/2023	(1,272,242)
USD	104,858,933	CHF	96,730,000	Goldman Sachs Bank USA	6/13/2023	(3,908,056)
JPY	5,092,000,000	USD	38,348,571	Citibank NA	6/16/2023	(710,997)
JPY	14,154,000,000	USD	106,946,910	Morgan Stanley	6/16/2023	(2,327,463)
USD	13,003,308	SEK	136,800,000	Morgan Stanley	6/22/2023	(372,877)
NOK	379,500,000	USD	36,199,052	Morgan Stanley	6/23/2023	(495,242)
NZD	41,790,000	USD	26,055,430	Barclays Bank plc	6/26/2023	(218,734)
CAD	97,360,000	USD	72,412,729	Citibank NA	7/25/2023	(431,207)
USD	19,665,128	CAD	26,790,000	Barclays Bank plc	7/25/2023	(141,620)
USD	31,778,345	CAD	43,240,000	Citibank NA	7/25/2023	(190,441)
USD	20,129,038	CAD	27,330,000	Goldman Sachs Bank USA	7/25/2023	(76,950)

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
COP	48,000,000,000	USD	10,388,936	JPMorgan Chase Bank**	7/28/2023	(372,776)
EUR	48,480,000	USD	53,735,087	JPMorgan Chase Bank	8/4/2023	(32,798)

Total unrealized depreciation						(15,158,310)

Net unrealized depreciation						(5,164,182)

**	Non-deliverable forward.

OTC Interest rate swap contracts outstanding as of April 30, 2023 (Note 1):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount		Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
3 month STIBOR	3.05% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank	4/25/2033	SEK	412,700,000	—	(739,308)	(739,308)

								—	(739,308)	(739,308)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Convertible Bonds
Information Technology	$—	$3,334,425	$—	$3,334,425
Corporate Bonds
Communication Services	—	4,779,360	—	4,779,360
Consumer Discretionary	—	11,871,698	—	11,871,698
Energy	—	15,639,361	—	15,639,361
Financials	—	6,659,806	—	6,659,806
Information Technology	—	3,376,357	—	3,376,357
Materials	—	1,567,459	—	1,567,459
Real Estate	—	4,885,001	—	4,885,001
Foreign Government Securities	—	153,835,348	—	153,835,348
Forward Currency Contracts	—	9,994,128	—	9,994,128
Futures	2,710,302	—	—	2,710,302
Mortgage-Backed Securities	—	185,393,075	—	185,393,075
Short-Term Investments
Investment Companies	12,854,102	—	—	12,854,102
Repurchase Agreements	—	20,740,000	—	20,740,000
U.S. Treasury Obligations	—	237,919,100	—	237,919,100

Total Assets	$15,564,404	$659,995,118	$—	$675,559,522

Liabilities:
Forward Currency Contracts	$—	$(15,158,310)	$—	$(15,158,310)
Futures	(8,050,202)	—	—	(8,050,202)
OTC Interest Rate Swaps	—	(739,308)	—	(739,308)

Total Liabilities	$(8,050,202)	$(15,897,618)	$—	$(23,947,820)

Total	$7,514,202	$644,097,500	$—	$651,611,702

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

Fair Values of Derivative Instruments as of April 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net assets – Unrealized appreciation	$2,710,302	*
Foreign exchange contracts	Receivables	9,994,128

Total		$12,704,430

	Liability Derivatives
Interest rate contracts	Payables, Net assets – Unrealized depreciation	$(8,789,510	)*
Foreign exchange contracts	Payables	(15,158,310)

Total		$(23,947,820)

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Portfolio of Investments. Only variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the six months ended April 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$(591,799)	$—	$19,134	$(572,665)
Foreign exchange contracts	—	(339,840)	—	(339,840)
Credit contracts	—	—	2,633,305	2,633,305

Total	$(591,799)	$(339,840)	$2,652,439	$1,720,800

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Futures	Forward Foreign Currency Contracts	Swaps	Total
Interest rate contracts	$6,429,219	$—	$(739,308)	$5,689,911
Foreign exchange contracts	—	(9,864,934)	—	(9,864,934)
Credit contracts	—	—	(444,642)	(444,642)

Total	$6,429,219	$(9,864,934)	$(1,183,950)	$(4,619,665)

^ The Fund held forward foreign currency contracts, futures contracts and swaps contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Fund held forward foreign currency contracts with an average settlement value of approximately $1,102,663,000, futures contracts with an average notional balance of approximately $543,000,000 and swaps contracts with an average notional balance of approximately $43,057,000 during the six months ended April 30, 2023.

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

The following table presents the Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by the Fund as of April 30, 2023:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Received	Net Amount Due from Counterparty
Barclays Bank plc	$2,454,333	$(1,640,405)	$—	$813,928
Citibank NA	2,364,808	(2,364,808)	—	—
Goldman Sachs Bank USA	160,911	(160,911)	—	—
HSBC Bank plc	3,064,962	(2,334,461)	—	730,501
JPMorgan Chase Bank	432,038	(432,038)	—	—
Morgan Stanley	1,517,076	(1,517,076)	—	—

Total	$9,994,128	$(8,449,699)	$—	$1,544,429

Counterparty	Gross Amount of Derivative Liabilities Presented in the Statement of Assets and Liabilities (a)	Derivatives Available for Offset	Collateral Pledged*	Net Amount Due to Counterparty
Barclays Bank plc	$1,640,405	$(1,640,405)	$—	$—
Citibank NA	2,604,887	(2,364,808)	(240,079)	—
Goldman Sachs Bank USA	4,302,691	(160,911)	—	4,141,780
HSBC Bank plc	2,334,461	(2,334,461)	—	—
JPMorgan Chase Bank	1,712,991	(432,038)	(1,090,000)	190,953
Morgan Stanley	3,195,582	(1,517,076)	—	1,678,506
National Australia Bank Ltd.	106,601	—	—	106,601

Total	$15,897,618	$(8,449,699)	$(1,330,079)	$6,117,840

(a)	For financial reporting purposes the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements in the Statement of Assets and Liabilities.
*	The table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged is $479,921.

Investment security transactions for the six months ended April 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$211,866,604
Long-term U.S. government debt securities	225,628,086

$437,494,690

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$232,631,787
Long-term U.S. government debt securities	183,127,593

$415,759,380

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,360,876
Aggregate gross unrealized depreciation	(45,940,651)

Net unrealized depreciation	$(25,579,775)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$677,191,477

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $660,824,473)	$642,115,092
Repurchase Agreements (Cost $20,740,000)	20,740,000
Cash	767,734
Cash held as collateral for forward foreign currency contracts	1,000,000
Cash held as collateral at broker for swaps	810,000
Due from broker for futures variation margin	18,060,419
Unrealized appreciation on forward foreign currency contracts	9,994,128
Dividends, interest and other receivables	8,871,014
Receivable for Fund shares sold	633,478
Prepaid registration and filing fees	26,158
Securities lending income receivable	4,263

Total assets	703,022,286

LIABILITIES
Payable for return of collateral on securities loaned	26,220,000
Unrealized depreciation on forward foreign currency contracts	15,158,310
Market value on OTC swap contracts	739,308
Payable for Fund shares repurchased	508,152
Administrative fees payable	82,309
Investment advisory fees payable	79,190
Transfer agent fees payable	56,784
Dividends and distributions payable	7,996
Trustees’ fees payable	4,397
Distribution fees payable – Class A	1,430
Distribution fees payable – Class R	904
Foreign currency overdraft payable	155
Accrued expenses	150,997

Total liabilities	43,009,932

NET ASSETS	$660,012,354

Net assets were comprised of:
Paid in capital	$791,953,892
Total distributable earnings (loss)	(131,941,538)

Net assets	$660,012,354

Class A
Net asset value and redemption price per share, $6,751,766 / 753,355 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.96
Maximum sales charge (4.50% of offering price)	0.42

Maximum offering price per share	$9.38

Class I
Net asset value, offering and redemption price per share, $651,143,397 / 72,361,678 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.00

Class R
Net asset value, offering and redemption price per share, $2,117,191 / 237,798 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.90

(x)	Includes value of securities on loan of $25,207,369.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest (net of $52,697 foreign withholding tax)	$19,464,562
Dividends	290,060
Securities lending (net)	13,149

Total income	19,767,771

EXPENSES
Investment advisory fees	1,939,926
Administrative fees	484,982
Professional fees	212,129
Transfer agent fees	184,327
Custodian fees	90,792
Printing and mailing expenses	83,043
Registration and filing fees	38,241
Trustees’ fees	10,594
Distribution fees – Class A	8,775
Distribution fees – Class R	5,149
Miscellaneous	49,393

Gross expenses	3,107,351
Less: Waiver from investment adviser	(1,476,204)

Net expenses	1,631,147

NET INVESTMENT INCOME (LOSS)	18,136,624

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	(8,943,388)
Futures contracts	(591,799)
Forward foreign currency contracts	(339,840)
Foreign currency transactions	32,122
Swaps	2,652,439

Net realized gain (loss)	(7,190,466)

Change in unrealized appreciation (depreciation) on:
Investments in securities	61,796,961
Futures contracts	6,429,219
Forward foreign currency contracts	(9,864,934)
Foreign currency translations	375,887
Swaps	(1,183,950)

Net change in unrealized appreciation (depreciation)	57,553,183

NET REALIZED AND UNREALIZED GAIN (LOSS)	50,362,717

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$68,499,341

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$18,136,624	$20,245,867
Net realized gain (loss)	(7,190,466)	(95,477,364)
Net change in unrealized appreciation (depreciation)	57,553,183	(72,757,596)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	68,499,341	(147,989,093)

Distributions to shareholders:
Class A	(247,195)	(188,400)
Class I	(23,082,763)	(15,568,311)
Class R	(69,193)	(32,711)

Total distributions to shareholders	(23,399,151)	(15,789,422)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 41,436 and 344,531 shares, respectively ]	376,408	3,530,170
Capital shares issued in reinvestment of dividends [ 24,211 and 17,771 shares, respectively ]	219,943	179,508
Capital shares repurchased [ (106,030) and (367,977) shares , respectively]	(961,699)	(3,633,376)

Total Class A transactions	(365,348)	76,302

Class I
Capital shares sold [ 9,394,907 and 23,508,727 shares, respectively ]	84,611,989	233,550,194
Capital shares issued in reinvestment of dividends [ 2,526,219 and 1,540,016 shares, respectively ]	23,030,920	15,545,930
Capital shares repurchased [ (8,732,850) and (18,709,408) shares , respectively]	(79,102,337)	(183,231,555)

Total Class I transactions	28,540,572	65,864,569

Class R
Capital shares sold [ 92,760 and 122,727 shares, respectively ]	840,222	1,171,008
Capital shares issued in reinvestment of dividends [ 7,611 and 3,248 shares, respectively ]	68,660	32,335
Capital shares repurchased [ (81,145) and (26,149) shares , respectively]	(737,824)	(238,047)

Total Class R transactions	171,058	965,296

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	28,346,282	66,906,167

TOTAL INCREASE (DECREASE) IN NET ASSETS	73,446,472	(96,872,348)
NET ASSETS:
Beginning of period	586,565,882	683,438,230

End of period	$660,012,354	$586,565,882

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
Class A			2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.33		$10.70	$10.68	$10.34	$9.52	$10.12

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24		0.27	0.29	0.39	0.41 **	0.26
Net realized and unrealized gain (loss)	0.71		(2.41)	0.44	0.43	0.80	(0.40)

Total from investment operations	0.95		(2.14)	0.73	0.82	1.21	(0.14)

Less distributions:
Dividends from net investment income	(0.32)		(0.23)	(0.47)	(0.15)	(0.39)	(0.43)
Distributions from net realized gains	—		—	(0.22)	(0.33)	—	—
Return of capital	—		—	(0.02)	—	—	(0.03)

Total dividends and distributions	(0.32)		(0.23)	(0.71)	(0.48)	(0.39)	(0.46)

Net asset value, end of period	$8.96		$8.33	$10.70	$10.68	$10.34	$9.52

Total return (b)	11.35%		(20.39)%	6.73%	8.32%	12.97%	(1.44)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,752		$6,608	$8,550	$7,796	$3,848	$190
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.75%		0.75%	0.75%	0.75%	0.75%	1.05%
Before waivers and reimbursements (a)(f)	1.21%		1.20%	1.22%	1.42%	1.55%	1.85%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.36%		2.75%	2.62%	3.76%*	4.00%**	2.63%
Before waivers and reimbursements (a)(f)	4.90%		2.31%	2.15%	3.09%*	3.19%**	1.83%
Portfolio turnover rate^	68	%(z)	244%	165%	200%	194%	139	%***

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
Class I			2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.36		$10.72	$10.71	$10.37	$9.53	$10.13

Income (loss) from investment operations:
Net investment income (loss) (e)	0.25		0.30	0.31	0.41	0.42 **	0.27
Net realized and unrealized gain (loss)	0.72		(2.42)	0.43	0.41	0.84	(0.38)

Total from investment operations	0.97		(2.12)	0.74	0.82	1.26	(0.11)

Less distributions:
Dividends from net investment income	(0.33)		(0.24)	(0.49)	(0.15)	(0.42)	(0.46)
Distributions from net realized gains	—		—	(0.22)	(0.33)	—	—
Return of capital	—		—	(0.02)	—	—	(0.03)

Total dividends and distributions	(0.33)		(0.24)	(0.73)	(0.48)	(0.42)	(0.49)

Net asset value, end of period	$9.00		$8.36	$10.72	$10.71	$10.37	$9.53

Total return (b)	11.57%		(20.18)%	6.85%	8.34%	13.43%	(1.19)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$651,143		$578,149	$673,625	$169,409	$81,249	$30,590
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.50%		0.50%	0.50%	0.50%	0.50%	0.91%
Before waivers and reimbursements (a)(f)	0.96%		0.95%	0.96%	1.17%	1.34%	1.54%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.61%		3.04%	2.79%	3.95%*	4.12%**	2.70%
Before waivers and reimbursements (a)(f)	5.16%		2.59%	2.33%	3.28%*	3.28%**	2.06%
Portfolio turnover rate^	68	%(z)	244%	165%	200%	194%	139	%***

See Notes to Financial Statements.

1290 FUNDS

1290 DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
Class R			2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.27		$10.64	$10.63	$10.34	$9.51	$10.11

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23		0.26	0.25	0.35 *	0.35 **	0.23
Net realized and unrealized gain (loss)	0.70		(2.42)	0.45	0.41	0.85	(0.39)

Total from investment operations	0.93		(2.16)	0.70	0.76	1.20	(0.16)

Less distributions:
Dividends from net investment income	(0.30)		(0.21)	(0.45)	(0.14)	(0.37)	(0.41)
Distributions from net realized gains	—		—	(0.22)	(0.33)	—	—
Return of capital	—		—	(0.02)	—	—	(0.03)

Total dividends and distributions	(0.30)		(0.21)	(0.69)	(0.47)	(0.37)	(0.44)

Net asset value, end of period	$8.90		$8.27	$10.64	$10.63	$10.34	$9.51

Total return (b)	11.29%		(20.60)%	6.44%	7.77%	12.84%	(1.69)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,117		$1,808	$1,264	$298	$145	$96
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%		1.00%	1.00%	1.00%	1.00%	1.32%
Before waivers and reimbursements (a)(f)	1.46%		1.46%	1.47%	1.67%	1.88%	2.09%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.12%		2.68%	2.24%	3.43%*	3.51%**	2.34%
Before waivers and reimbursements (a)(f)	4.67%		2.22%	1.77%	2.75%*	2.63%**	1.57%
Portfolio turnover rate^	68	%(z)	244%	165%	200%	194%	139	%***
*

Includes accretion, interest and inflation adjustments on Argentine TIPS Bonds. Without this income, the per share income for each class would have been $0.08 lower and the ratios for each class would have been 0.73% lower.

**

Includes accretion, interest and inflation adjustments on Argentine TIPS Bonds. Without this income, the per share income for each class would have been $0.07 lower and the ratios for each class would have been 0.65% lower.

***

The portfolio turnover rate calculation includes purchase and sales made as a result of the replacement of the sub-adviser. Excluding such transactions, the portfolio turnover rate would have been 64%.

^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 ESSEX SMALL CAP GROWTH FUND (Unaudited)

Sector Weightings as of April 30, 2023	% of Net Assets
Health Care	25.7%
Industrials	25.0
Information Technology	20.8
Consumer Discretionary	11.0
Investment Companies	8.2
Financials	4.5
Consumer Staples	3.5
Materials	3.4
Energy	2.0
Cash and Other	(4.1)

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/22†	Ending Account Value 4/30/23	Expenses Paid During Period* 11/1/22 - 4/30/23
Class A
Actual	$1,000.00	$969.10	$5.52
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.19	5.66
Class I
Actual	1,000.00	970.10	4.30
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.43	4.41
Class R
Actual	1,000.00	968.20	6.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.95	6.90

†  The Fund commenced operations for July 11, 2022.

* Expenses are equal to the Fund’s Class A, Class I and Class R shares annualized expense ratio of 1.13%, 0.88% and 1.38%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

April 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.0%)
Automobile Components (3.0%)
Patrick Industries, Inc.	10,110	$693,849
Superior Industries International, Inc.*	153,668	754,510

		1,448,359

Hotels, Restaurants & Leisure (1.4%)
Kura Sushi USA, Inc., Class A (x)*	9,357	644,885

Household Durables (4.0%)
Century Communities, Inc.	10,627	715,622
Skyline Champion Corp.*	13,872	1,028,886
Vuzix Corp. (x)*	43,166	173,528

		1,918,036

Specialty Retail (2.6%)
CarParts.com, Inc.*	76,505	362,633
Five Below, Inc.*	2,727	538,201
Revolve Group, Inc.*	17,586	363,151

		1,263,985

Total Consumer Discretionary		5,275,265

Consumer Staples (3.5%)
Food Products (1.6%)
SunOpta, Inc.*	88,872	755,412

Personal Care Products (1.9%)
e.l.f. Beauty, Inc.*	9,781	907,286

Total Consumer Staples		1,662,698

Energy (2.0%)
Energy Equipment & Services (0.7%)
TETRA Technologies, Inc.*	117,038	333,558

Oil, Gas & Consumable Fuels (1.3%)
American Resources Corp. (x)*	194,484	215,877
Matador Resources Co.	8,558	419,599

		635,476

Total Energy		969,034

Financials (4.5%)
Banks (2.1%)
Bancorp, Inc. (The)*	13,589	433,625
Brookline Bancorp, Inc.	33,856	322,986
OP Bancorp	30,611	278,254

		1,034,865

Capital Markets (1.2%)
Evercore, Inc., Class A	4,937	563,164

Insurance (1.2%)
HCI Group, Inc.	11,050	559,793

Total Financials		2,157,822

Health Care (25.7%)
Biotechnology (3.7%)
Avid Bioservices, Inc.*	24,357	439,644
Insmed, Inc.*	25,815	503,392
Kiniksa Pharmaceuticals Ltd., Class A*	33,057	355,363
Veracyte, Inc.*	21,818	493,960

		1,792,359

Health Care Equipment & Supplies (10.9%)
Accuray, Inc.*	129,875	433,782
Alphatec Holdings, Inc.*	52,994	765,233
AtriCure, Inc.*	12,602	554,362
Axogen, Inc.*	54,875	494,973
ClearPoint Neuro, Inc. (x)*	40,157	422,452
Cutera, Inc. (x)*	19,185	437,418
Orthofix Medical, Inc.*	22,100	416,143
Stereotaxis, Inc. (x)*	166,600	276,556
Tandem Diabetes Care, Inc.*	6,931	274,329
TransMedics Group, Inc.*	14,483	1,145,605

		5,220,853

Health Care Providers & Services (2.5%)
Biodesix, Inc. (x)*	161,098	278,700
Castle Biosciences, Inc.*	17,680	400,098
Viemed Healthcare, Inc.*	48,809	529,578

		1,208,376

Health Care Technology (2.1%)
Evolent Health, Inc., Class A*	15,611	568,396
Phreesia, Inc.*	14,201	449,320

		1,017,716

Life Sciences Tools & Services (2.9%)
Adaptive Biotechnologies Corp.*	50,079	357,564
Akoya Biosciences, Inc.*	49,044	341,346
Codexis, Inc.*	72,649	284,784
NanoString Technologies, Inc.*	38,840	380,632

		1,364,326

Pharmaceuticals (3.6%)
Evolus, Inc.*	48,480	423,715
EyePoint Pharmaceuticals, Inc. (x)*	38,182	239,783
Ocular Therapeutix, Inc.*	48,103	298,239
Revance Therapeutics, Inc.*	23,323	742,371

		1,704,108

Total Health Care		12,307,738

Industrials (25.0%)
Aerospace & Defense (3.6%)
Kratos Defense & Security Solutions, Inc.*	46,740	602,946
Leonardo DRS, Inc.*	73,872	1,111,773

		1,714,719

Building Products (2.9%)
Builders FirstSource, Inc.*	10,486	993,758
Caesarstone Ltd. (x)	34,467	157,170
Griffon Corp.	8,276	235,452

		1,386,380

Commercial Services & Supplies (3.2%)
CECO Environmental Corp.*	40,204	466,769
Heritage-Crystal Clean, Inc.*	20,125	703,570
Performant Financial Corp.*	112,806	365,491

		1,535,830

Construction & Engineering (3.4%)
iSun, Inc. (x)*	184,958	116,524
Matrix Service Co.*	57,508	273,738
Sterling Infrastructure, Inc.*	33,950	1,253,434

		1,643,696

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Electrical Equipment (3.5%)
Babcock & Wilcox Enterprises, Inc.*	93,668	$582,615
Beam Global (x)*	14,342	127,931
LSI Industries, Inc.	51,583	654,588
SunPower Corp.*	25,110	331,954

		1,697,088

Machinery (3.1%)
3D Systems Corp.*	23,652	216,652
Evoqua Water Technologies Corp.*	11,520	569,664
Luxfer Holdings plc	26,426	402,997
Manitex International, Inc.*	60,141	310,929

		1,500,242

Professional Services (2.1%)
BlackSky Technology, Inc. (x)*	143,653	178,130
Resources Connection, Inc.	39,169	571,475
Willdan Group, Inc.*	16,646	243,864

		993,469

Trading Companies & Distributors (3.2%)
Alta Equipment Group, Inc.	32,445	458,772
MRC Global, Inc.*	51,489	501,503
Transcat, Inc.*	7,335	559,587

		1,519,862

Total Industrials		11,991,286

Information Technology (20.8%)
Communications Equipment (3.8%)
CalAmp Corp.*	97,497	247,642
Cambium Networks Corp.*	21,348	323,209
Digi International, Inc.*	23,464	707,674
DZS, Inc.*	37,336	253,885
Lantronix, Inc.*	83,558	307,493

		1,839,903

Electronic Equipment, Instruments & Components (4.0%)
Benchmark Electronics, Inc.	20,737	442,735
Identiv, Inc.*	77,540	426,470
Luna Innovations, Inc.*	69,969	439,405
Novanta, Inc.*	3,903	596,535

		1,905,145

IT Services (0.8%)
Endava plc (ADR)*	6,818	392,512

Semiconductors & Semiconductor Equipment (5.3%)
Aehr Test Systems*	19,044	471,339
Amtech Systems, Inc.*	64,185	553,916
Ichor Holdings Ltd.*	15,235	424,295
Impinj, Inc.*	6,019	532,140
Kopin Corp.*	209,014	217,375
SkyWater Technology, Inc.*	38,652	349,414

		2,548,479

Software (5.9%)
Docebo, Inc. (x)*	14,248	551,112
Domo, Inc., Class B*	12,132	192,656
EverCommerce, Inc.*	44,013	531,237
Instructure Holdings, Inc. (x)*	25,815	684,872
Porch Group, Inc. (x)*	122,869	111,823
Soundthinking, Inc.*	15,141	450,445
Zuora, Inc., Class A*	38,182	297,438

		2,819,583

Technology Hardware, Storage & Peripherals (1.0%)
Stratasys Ltd.*	32,163	461,861

Total Information Technology		9,967,483

Materials (3.4%)
Chemicals (1.7%)
AdvanSix, Inc.	16,458	620,137
Aspen Aerogels, Inc.*	33,010	206,643

		826,780

Containers & Packaging (1.7%)
O-I Glass, Inc.*	35,737	803,010

Total Materials		1,629,790

Total Common Stocks (95.9%) (Cost $48,047,709)		45,961,116

SHORT-TERM INVESTMENTS:
Investment Companies (8.2%)
Dreyfus Treasury Obligations Cash Management Fund 4.73% (7 day yield) (xx)	1,999,890	1,999,890
JPMorgan Prime Money Market Fund, IM Shares 5.07% (7 day yield)	1,937,061	1,937,643

Total Investment Companies		3,937,533

Total Short-Term Investments (8.2%) (Cost $3,937,621)		3,937,533

Total Investments in Securities (104.1%) (Cost $51,985,330)		49,898,649
Other Assets Less Liabilities (-4.1%)		(1,947,614)

Net Assets (100%)		$47,951,035

*	Non-income producing.
(x)	All or a portion of security is on loan at April 30, 2023.
(xx)

At April 30, 2023, the Fund had loaned securities with a total value of $2,379,486. This was collateralized by $548,973 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 5/25/23 – 5/15/52 and by cash of $1,999,890 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$5,275,265	$—	$—	$5,275,265
Consumer Staples	1,662,698	—	—	1,662,698
Energy	969,034	—	—	969,034
Financials	2,157,822	—	—	2,157,822
Health Care	12,307,738	—	—	12,307,738
Industrials	11,991,286	—	—	11,991,286
Information Technology	9,967,483	—	—	9,967,483
Materials	1,629,790	—	—	1,629,790
Short-Term Investments
Investment Companies	3,937,533	—	—	3,937,533

Total Assets	$49,898,649	$—	$—	$49,898,649

Total Liabilities	$—	$—	$—	$—

Total	$49,898,649	$—	$—	$49,898,649

The Fund held no derivatives contracts during the six months ended April 30, 2023.

Investment security transactions for the six months ended April 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$43,420,349
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$5,184,692

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,632,114
Aggregate gross unrealized depreciation	(4,718,795)

Net unrealized depreciation	$(2,086,681)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$51,985,330

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x) (Cost $51,985,330)	$49,898,649
Cash	300,000
Receivable for securities sold	386,505
Receivable for Fund shares sold	172,803
Deferred offering cost	40,804
Prepaid registration and filing fees	31,230
Dividends, interest and other receivables	10,552
Securities lending income receivable	3,961
Other assets	4,108

Total assets	50,848,612

LIABILITIES
Payable for return of collateral on securities loaned	1,999,890
Payable for securities purchased	785,171
Payable for Fund shares repurchased	63,496
Transfer agent fees payable	3,053
Administrative fees payable	729
Distribution fees payable – Class R	47
Distribution fees payable – Class A	25
Accrued expenses	45,166

Total liabilities	2,897,577

NET ASSETS	$47,951,035

Net assets were comprised of:
Paid in capital	$49,951,311
Total distributable earnings (loss)	(2,000,276)

Net assets	$47,951,035

Class A
Net asset value and redemption price per share, $121,480 / 11,941 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.17
Maximum sales charge (5.50% of offering price)	0.59

Maximum offering price per share	$10.76

Class I
Net asset value, offering and redemption price per share, $47,708,194 / 4,680,202 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.19

Class R
Net asset value, offering and redemption price per share, $121,361 / 11,953 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.15

(x)	Includes value of securities on loan of $2,379,486.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends	$61,571
Interest	4,619
Securities lending (net)	14,749

Total income	80,939

EXPENSES
Offering costs	102,578
Investment advisory fees	100,201
Professional fees	32,200
Registration and filing fees	29,140
Administrative fees	20,041
Transfer agent fees	11,519
Custodian fees	8,628
Printing and mailing expenses	7,978
Trustees’ fees	328
Distribution fees – Class R	268
Distribution fees – Class A	157
Miscellaneous	2,818

Gross expenses	315,856
Less: Waiver from investment adviser	(120,242)
Reimbursement from investment adviser	(77,684)

Net expenses	117,930

NET INVESTMENT INCOME (LOSS)	(36,991)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	123,909
Net change in unrealized appreciation (depreciation) on investments in securities	(2,584,211)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(2,460,302)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,497,293)

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	July 11, 2022* to October 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(36,991)	$(11,760)
Net realized gain (loss)	123,909	74,961
Net change in unrealized appreciation (depreciation)	(2,584,211)	497,530

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,497,293)	560,731

Distributions to shareholders:
Class A	(663)	—
Class I	(72,415)	—
Class R	(559)	—

Total distributions to shareholders	(73,637)	—

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 54 and 11,877 shares ]	556	119,798
Capital shares issued in reinvestment of dividends [ 10 and 0 shares ]	105	—

Total Class A transactions	661	119,798

Class I
Capital shares sold [ 3,810,982 and 980,000 shares ]	41,089,771	9,800,000
Capital shares issued in reinvestment of dividends [ 1,695 and 0 shares ]	17,682	—
Capital shares repurchased [ (112,475) and 0 shares ]	(1,186,790)	—

Total Class I transactions	39,920,663	9,800,000

Class R
Capital shares sold [ 1,953 and 10,000 shares ]	20,112	100,000

Total Class R transactions	20,112	100,000

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	39,941,436	10,019,798

TOTAL INCREASE (DECREASE) IN NET ASSETS	37,370,506	10,580,529
NET ASSETS:
Beginning of period	10,580,529	—

End of period	$47,951,035	$10,580,529

* Commencement of operations.

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended April 30, 2023 (Unaudited)		July 11, 2022* to October 31, 2022
Net asset value, beginning of period	$10.55		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.03)		(0.02)
Net realized and unrealized gain (loss)	(0.29)		0.57

Total from investment operations	(0.32)		0.55

Less distributions:
Distributions from net realized gains	(0.06)		—

Net asset value, end of period	$10.17		$10.55

Total return (b)	(3.09)%		5.50%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$121		$125
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.13%		1.13%
Before waivers and reimbursements (a)(f)	2.80%		6.32%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.50)%		(0.61	)%(l)
Before waivers and reimbursements (a)(f)(x)	(2.17)%		(5.80	)%(l)
Portfolio turnover rate^	19	%(z)	29	%(z)

Class I	Six Months Ended April 30, 2023 (Unaudited)		July 11, 2022* to October 31, 2022
Net asset value, beginning of period	$10.56		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.01)		(0.01)
Net realized and unrealized gain (loss)	(0.30)		0.57

Total from investment operations	(0.31)		0.56

Less distributions:
Distributions from net realized gains	(0.06)		—

Net asset value, end of period	$10.19		$10.56

Total return (b)	(2.99)%		5.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$47,708		$10,350
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.88%		0.88%
Before waivers and reimbursements (a)(f)	2.36%		6.03%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.27)%		(0.35	)%(l)
Before waivers and reimbursements (a)(f)(x)	(1.75)%		(5.50	)%(l)
Portfolio turnover rate^	19	%(z)	29	%(z)

See Notes to Financial Statements.

1290 FUNDS

1290 ESSEX SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS (Continued)

Class R	Six Months Ended April 30, 2023 (Unaudited)		July 11, 2022* to October 31, 2022
Net asset value, beginning of period	$10.54		$10.00

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	(0.04)		(0.03)
Net realized and unrealized gain (loss)	(0.29)		0.57

Total from investment operations	(0.33)		0.54

Less distributions:
Distributions from net realized gains	(0.06)		—

Net asset value, end of period	$10.15		$10.54

Total return (b)	(3.18)%		5.40%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$121		$105
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.38%		1.38%
Before waivers and reimbursements (a)(f)	3.04%		6.53%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	(0.75)%		(0.85	)%(l)
Before waivers and reimbursements (a)(f)(x)	(2.41)%		(6.00	)%(l)
Portfolio turnover rate^	19	%(z)	29	%(z)
*	Commencement of operations.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized. Certain non-recurring expenses incurred by the Fund are not annualized for periods less than one year.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 GAMCO SMALL/MID CAP VALUE FUND (Unaudited)

Sector Weightings as of April 30, 2023	% of Net Assets
Industrials	39.6%
Communication Services	14.4
Consumer Discretionary	12.6
Consumer Staples	11.0
Materials	7.5
Investment Companies	4.2
Health Care	3.7
Utilities	2.3
Information Technology	2.0
Energy	1.9
Financials	1.8
Real Estate	0.8
Repurchase Agreement	0.3
Cash and Other	(2.1)

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A, Class R and Class T shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid During Period* 11/1/22 - 4/30/23
Class A
Actual	$1,000.00	$1,066.70	$6.14
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.85	6.00
Class I
Actual	1,000.00	1,068.20	4.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.09	4.75
Class R
Actual	1,000.00	1,065.80	7.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,017.61	7.25
Class T
Actual	1,000.00	1,068.20	4.87
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.09	4.75

* Expenses are equal to the Fund’s A, I, R and T shares annualized expense ratio of 1.20%, 0.95%, 1.45% and 0.95%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Communication Services (14.4%)
Diversified Telecommunication Services (0.6%)
EchoStar Corp., Class A*	3,700	$63,159
Telesat Corp.*	75,000	650,250

		713,409

Entertainment (4.4%)
Liberty Media Corp.-Liberty Braves, Class A*	41,000	1,605,970
Liberty Media Corp.-Liberty Braves, Class C*	12,100	460,042
Madison Square Garden Entertainment Corp. (x)*	18,500	596,995
Madison Square Garden Sports Corp., Class A	10,500	2,105,250
Sphere Entertainment Co.*	19,000	534,660

		5,302,917

Media (8.1%)
Altice USA, Inc., Class A*	10,700	37,450
AMC Networks, Inc., Class A*	21,500	380,335
Clear Channel Outdoor Holdings, Inc.*	313,000	397,510
Corus Entertainment, Inc., Class B (x)	128,000	134,155
EW Scripps Co. (The), Class A*	26,500	223,395
Grupo Televisa SAB (ADR)	240,000	1,214,400
JCDecaux SE*	23,000	508,908
Liberty Media Corp.-Liberty SiriusXM, Class A*	4,000	112,400
News Corp., Class B	13,000	230,750
Nexstar Media Group, Inc., Class A	10,200	1,769,190
Paramount Global, Class A (x)	41,500	1,098,090
Sinclair Broadcast Group, Inc., Class A (x)	120,000	2,386,800
Sirius XM Holdings, Inc. (x)	27,760	105,488
TEGNA, Inc.	30,000	513,000
Telenet Group Holding NV	10,000	232,372
WideOpenWest, Inc.*	26,000	297,180

		9,641,423

Wireless Telecommunication Services (1.3%)
Gogo, Inc.*	12,900	172,989
Millicom International Cellular SA (x)*	42,000	752,220
Telephone and Data Systems, Inc.	24,000	240,000
United States Cellular Corp.*	20,500	435,420

		1,600,629

Total Communication Services		17,258,378

Consumer Discretionary (12.6%)
Automobile Components (4.1%)
Dana, Inc.	95,000	1,405,050
Gentex Corp.	23,500	648,365
Gentherm, Inc.*	2,000	119,300
Goodyear Tire & Rubber Co. (The)*	80,000	853,600
Modine Manufacturing Co.*	58,000	1,212,780
Strattec Security Corp.*	37,500	727,500

		4,966,595

Diversified Consumer Services (0.1%)
H&R Block, Inc.	3,000	101,730

Hotels, Restaurants & Leisure (3.5%)
Bally’s Corp.*	12,000	206,400
Caesars Entertainment, Inc.*	28,500	1,290,765
Churchill Downs, Inc.	2,100	614,313
GAN Ltd.*	18,200	30,212
Golden Entertainment, Inc.*	14,500	611,320
Nathan’s Famous, Inc.	18,900	1,410,885
Wynn Resorts Ltd.*	800	91,424

		4,255,319

Household Durables (1.0%)
Bassett Furniture Industries, Inc.	22,500	322,875
Lennar Corp., Class B	9,000	880,380

		1,203,255

Leisure Products (1.8%)
Brunswick Corp.	14,900	1,263,371
Johnson Outdoors, Inc., Class A	10,000	580,000
Mattel, Inc.*	12,900	232,200
Peloton Interactive, Inc., Class A*	3,300	29,304

		2,104,875

Specialty Retail (2.1%)
AutoNation, Inc.*	8,000	1,053,600
Lands’ End, Inc. (x)*	9,000	64,530
Monro, Inc.	16,000	782,080
Valvoline, Inc.	18,000	621,900

		2,522,110

Total Consumer Discretionary		15,153,884

Consumer Staples (11.0%)
Beverages (2.1%)
National Beverage Corp.*	19,000	944,300
Remy Cointreau SA	9,400	1,628,365

		2,572,665

Consumer Staples Distribution & Retail (0.3%)
Ingles Markets, Inc., Class A	1,300	119,652
Village Super Market, Inc., Class A	8,900	194,821

		314,473

Food Products (4.1%)
Bunge Ltd.	3,500	327,600
Calavo Growers, Inc.	28,200	901,272
Farmer Bros Co.*	94,000	267,900
Hain Celestial Group, Inc. (The)*	26,500	475,145
J M Smucker Co. (The)	11,500	1,775,715
Maple Leaf Foods, Inc. (x)	47,000	963,000
McCormick & Co., Inc. (Non-Voting)	2,900	251,430

		4,962,062

Household Products (3.5%)
Energizer Holdings, Inc.	62,000	2,072,660
Spectrum Brands Holdings, Inc.	31,000	2,061,500

		4,134,160

Personal Care Products (1.0%)
Edgewell Personal Care Co.	27,300	1,192,191

Total Consumer Staples		13,175,551

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)

Energy (1.9%)
Energy Equipment & Services (1.9%)
Dril-Quip, Inc.*	54,000	$1,473,120
RPC, Inc.	104,000	768,560

Total Energy		2,241,680

Financials (1.8%)
Banks (1.4%)
Cadence Bank	8,100	163,782
Flushing Financial Corp.	20,900	251,427
SouthState Corp.	4,500	310,410
Synovus Financial Corp.	29,100	896,280

		1,621,899

Capital Markets (0.3%)
Affiliated Managers Group, Inc.	1,000	144,380
Janus Henderson Group plc	8,000	207,600

		351,980

Financial Services (0.1%)
MoneyGram International, Inc.*	16,000	162,560

Total Financials		2,136,439

Health Care (3.7%)
Health Care Equipment & Supplies (0.8%)
Cutera, Inc. (x)*	23,000	524,400
QuidelOrtho Corp.*	4,400	395,780

		920,180

Health Care Providers & Services (1.0%)
Option Care Health, Inc.*	17,500	562,625
Patterson Cos., Inc.	21,600	585,576

		1,148,201

Health Care Technology (0.6%)
Evolent Health, Inc., Class A*	16,500	600,765
Teladoc Health, Inc.*	6,700	177,751

		778,516

Life Sciences Tools & Services (0.1%)
Bio-Rad Laboratories, Inc., Class A*	300	135,237

Pharmaceuticals (1.2%)
Harmony Biosciences Holdings, Inc.*	1,500	48,360
Perrigo Co. plc	25,000	929,750
Teva Pharmaceutical Industries Ltd. (ADR)*	48,000	419,040

		1,397,150

Total Health Care		4,379,284

Industrials (39.6%)
Aerospace & Defense (6.8%)
AAR Corp.*	18,100	955,319
Aerojet Rocketdyne Holdings, Inc.*	35,000	1,974,350
Kaman Corp.	61,000	1,346,270
Moog, Inc., Class A	10,500	946,155
Moog, Inc., Class B	12,500	1,126,375
Textron, Inc.	27,300	1,827,462

		8,175,931

Building Products (1.9%)
AZZ, Inc.	30,500	1,150,765
Griffon Corp.	42,000	1,194,900

		2,345,665

Commercial Services & Supplies (2.0%)
KAR Auction Services, Inc.*	20,000	270,800
Matthews International Corp., Class A	57,500	2,177,525

		2,448,325

Construction & Engineering (1.8%)
Arcosa, Inc.	14,000	945,560
Valmont Industries, Inc.	4,000	1,162,240

		2,107,800

Machinery (24.1%)
Astec Industries, Inc.	48,000	1,981,440
CIRCOR International, Inc.*	68,000	1,893,120
CNH Industrial NV	31,300	441,330
Commercial Vehicle Group, Inc.*	91,100	667,763
Crane Co.*	17,700	1,275,639
Crane NXT Co.	16,900	800,384
Donaldson Co., Inc.	800	50,840
Eastern Co. (The)	24,100	427,775
Enerpac Tool Group Corp.	21,500	510,840
EnPro Industries, Inc.	23,200	2,187,064
Flowserve Corp.	43,000	1,435,770
Gorman-Rupp Co. (The)	9,000	220,950
Graco, Inc.	3,000	237,870
Hyster-Yale Materials Handling, Inc.	41,500	2,185,390
Ingersoll Rand, Inc.	16,000	912,320
ITT, Inc.	10,000	844,400
Iveco Group NV (Borsa Italiana Exchange)*	47,200	424,144
Iveco Group NV (OTC Exchange)*	7,800	69,763
Kennametal, Inc.	18,500	480,260
L B Foster Co., Class A*	39,000	436,020
Manitowoc Co., Inc. (The)*	17,200	262,988
Mueller Industries, Inc.	35,400	2,543,490
Mueller Water Products, Inc., Class A	13,700	183,580
Park-Ohio Holdings Corp.	71,000	920,870
Shyft Group, Inc. (The)	4,000	100,320
Snap-on, Inc.	6,000	1,556,460
Tennant Co.	12,601	962,969
Terex Corp.	9,700	432,523
Timken Co. (The)	1,000	76,850
Toro Co. (The)	5,300	552,578
Trinity Industries, Inc.	72,000	1,724,400
Twin Disc, Inc.*	111,000	1,270,950
Watts Water Technologies, Inc., Class A	5,000	808,650

		28,879,710

Trading Companies & Distributors (3.0%)
Ashtead Group plc	2,300	132,463
GATX Corp.	12,900	1,469,439
Herc Holdings, Inc.	20,000	2,000,400

		3,602,302

Total Industrials		47,559,733

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)

Information Technology (2.0%)
Electronic Equipment, Instruments & Components (0.7%)
Landis+Gyr Group AG*	8,900	$735,463
Rogers Corp.*	500	80,475

		815,938

IT Services (0.8%)
Kyndryl Holdings, Inc.*	66,000	954,360

Software (0.5%)
A10 Networks, Inc.	12,000	169,680
NCR Corp.*	17,500	390,075

		559,755

Technology Hardware, Storage & Peripherals (0.0%)†
Diebold Nixdorf, Inc. (x)*	87,000	70,200

Total Information Technology		2,400,253

Materials (7.5%)
Chemicals (4.7%)
Axalta Coating Systems Ltd.*	24,000	757,680
Chr Hansen Holding A/S	1,400	108,900
Core Molding Technologies, Inc.*	80,000	1,500,000
Element Solutions, Inc.	65,900	1,196,085
HB Fuller Co.	9,700	641,849
Huntsman Corp.	9,000	241,110
Scotts Miracle-Gro Co. (The) (x)	18,000	1,202,580

		5,648,204

Containers & Packaging (1.6%)
Greif, Inc., Class A	19,000	1,193,010
Myers Industries, Inc.	40,900	775,055

		1,968,065

Metals & Mining (1.2%)
Ampco-Pittsburgh Corp.*	85,000	256,700
Freeport-McMoRan, Inc.	18,500	701,335
Tredegar Corp.	51,100	479,318

		1,437,353

Total Materials		9,053,622

Real Estate (0.8%)
Hotel & Resort REITs (0.2%)
Ryman Hospitality Properties, Inc. (REIT)	2,500	224,150

Real Estate Management & Development (0.6%)
Seritage Growth Properties (REIT), Class A (x)*	16,000	119,840
St Joe Co. (The)	16,100	661,710

		781,550

Total Real Estate		1,005,700

Utilities (2.3%)
Gas Utilities (1.3%)
National Fuel Gas Co.	20,000	1,118,000
Southwest Gas Holdings, Inc.	8,000	448,000

		1,566,000

Independent Power and Renewable Electricity Producers (1.0%)
AES Corp. (The)	50,000	1,183,000

Total Utilities		2,749,000

Total Common Stocks (97.6%) (Cost $104,172,901)		117,113,524

	Number of Rights	Value (Note 1)
RIGHTS:
Industrials (0.0%)†
Electrical Equipment (0.0%)†
Pineapple Energy, Inc., CVR (r)* (Cost $—)	6,250	18,391

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)†
Energy Equipment & Services (0.0%)†
Weatherford International plc, expiring 12/13/23*	1,117	726

Total Energy		726

Health Care (0.0%)†
Health Care Providers & Services (0.0%)†
Option Care Health, Inc., expiring 6/30/25*	22	8

Total Health Care		8

Materials (0.0%)†
Metals & Mining (0.0%)†
Ampco-Pittsburgh Corp., expiring 8/1/25*	30,000	13,740

Total Materials		13,740

Total Warrants (0.0%)† (Cost $—)		14,474

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Companies (4.2%)
Dreyfus Treasury Obligations Cash Management Fund 4.73% (7 day yield) (xx)	2,500,000	2,500,000
JPMorgan Prime Money Market Fund, IM Shares 5.07% (7 day yield)	2,416,247	2,416,971

Total Investment Companies		4,916,971

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)

Repurchase Agreement (0.3%)
Deutsche Bank Securities, Inc., 4.78%, dated 4/28/23, due 5/1/23, repurchase price $412,052, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/23-5/15/43; total market value $420,125. (xx)	$411,888	$411,888

Total Short-Term Investments (4.5%) (Cost $5,329,083)		5,328,859

Total Investments in Securities (102.1%) (Cost $109,501,984)		122,475,248
Other Assets Less Liabilities (-2.1%)		(2,488,948)

Net Assets (100%)		$119,986,300

*	Non-income producing.
†	Percent shown is less than 0.05%.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at April 30, 2023.
(xx)

At April 30, 2023, the Fund had loaned securities with a total value of $5,137,122. This was collateralized by $2,396,230 of various U.S. Government Treasury Securities, ranging from 0.000% – 6.250%, maturing 5/25/23 – 5/15/52 and by cash of $2,911,888 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

ADR	— American Depositary Receipt
CVR	— Contingent Value Right
REIT	— Real Estate Investment Trusts

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$16,517,098	$741,280	$—	$17,258,378
Consumer Discretionary	15,153,884	—	—	15,153,884
Consumer Staples	11,295,756	1,879,795	—	13,175,551
Energy	2,241,680	—	—	2,241,680
Financials	2,136,439	—	—	2,136,439
Health Care	4,379,284	—	—	4,379,284
Industrials	45,379,213	2,180,520	—	47,559,733
Information Technology	1,664,790	735,463	—	2,400,253
Materials	8,944,722	108,900	—	9,053,622
Real Estate	1,005,700	—	—	1,005,700
Utilities	2,749,000	—	—	2,749,000
Rights
Industrials	—	—	18,391	18,391
Short-Term Investments
Investment Companies	4,916,971	—	—	4,916,971
Repurchase Agreement	—	411,888	—	411,888
Warrants
Energy	726	—	—	726
Health Care	—	8	—	8
Materials	13,740	—	—	13,740

Total Assets	$116,399,003	$6,057,854	$18,391	$122,475,248

Total Liabilities	$—	$—	$—	$—

Total	$116,399,003	$6,057,854	$18,391	$122,475,248

The Fund held no derivatives contracts during the six months ended April 30, 2023.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

Investment security transactions for the six months ended April 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,290,152
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$6,613,957

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,045,083
Aggregate gross unrealized depreciation	(12,246,786)

Net unrealized appreciation	$9,798,297

Federal income tax cost of investments in securities and derivative instruments, if applicable	$112,676,951

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $109,090,096)	$122,063,360
Repurchase Agreements (Cost $411,888)	411,888
Cash	341,748
Foreign cash (Cost $6,846)	6,927
Receivable for Fund shares sold	249,929
Dividends, interest and other receivables	47,480
Receivable for securities sold	33,190
Prepaid registration and filing fees	23,919
Securities lending income receivable	3,951

Total assets	123,182,392

LIABILITIES
Payable for return of collateral on securities loaned	2,911,888
Payable for Fund shares repurchased	89,090
Transfer agent fees payable	48,659
Investment advisory fees payable	43,495
Payable for securities purchased	24,804
Administrative fees payable	14,717
Distribution fees payable – Class A	1,148
Trustees’ fees payable	703
Distribution fees payable – Class R	477
Distribution fees payable – Class T**	31
Accrued expenses	61,080

Total liabilities	3,196,092

NET ASSETS	$119,986,300

Net assets were comprised of:
Paid in capital	$109,023,806
Total distributable earnings (loss)	10,962,494

Net assets	$119,986,300

Class A
Net asset value and redemption price per share, $5,588,812 / 374,334 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.93
Maximum sales charge (5.50% of offering price)	0.87

Maximum offering price per share	$15.80

Class I
Net asset value, offering and redemption price per share, $113,079,878 / 7,560,012 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.96

Class R
Net asset value, offering and redemption price per share, $1,165,321 / 78,758 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.80

Class T**
Net asset value and redemption price per share, $152,289 / 10,179 shares outstanding (unlimited amount authorized: $0.001 par value)	$14.96
Maximum sales charge (2.50% of offering price)	0.38

Maximum offering price per share	$15.34

(x)	Includes value of securities on loan of $5,137,122.
**	Class T shares currently are not offered for sale.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $7,348 foreign withholding tax)	$961,495
Interest	6,146
Securities lending (net)	25,322

Total income	992,963

EXPENSES
Investment advisory fees	443,399
Transfer agent fees	111,367
Administrative fees	88,680
Professional fees	58,026
Registration and filing fees	21,341
Printing and mailing expenses	19,230
Custodian fees	11,876
Distribution fees – Class A	6,814
Distribution fees – Class R	2,764
Trustees’ fees	1,929
Distribution fees – Class T**	189
Miscellaneous	10,282

Gross expenses	775,897
Less: Waiver from investment adviser	(204,999)
Waiver from distributor	(189)

Net expenses	570,709

NET INVESTMENT INCOME (LOSS)	422,254

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	949,791
Foreign currency transactions	43,224

Net realized gain (loss)	993,015

Change in unrealized appreciation (depreciation) on:
Investments in securities	6,184,732
Foreign currency translations	369

Net change in unrealized appreciation (depreciation)	6,185,101

NET REALIZED AND UNREALIZED GAIN (LOSS)	7,178,116

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,600,370

**	Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$422,254	$929,206
Net realized gain (loss)	993,015	2,685,439
Net change in unrealized appreciation (depreciation)	6,185,101	(23,467,296)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,600,370	(19,852,651)

Distributions to shareholders:
Class A	(115,589)	(387,779)
Class I	(2,655,839)	(9,782,485)
Class R	(23,110)	(73,341)
Class T**	(3,637)	(11,801)

Total distributions to shareholders	(2,798,175)	(10,255,406)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 31,378 and 46,002 shares, respectively ]	478,614	729,775
Capital shares issued in reinvestment of dividends and distributions [ 7,696 and 23,486 shares, respectively ]	111,872	376,006
Capital shares repurchased [ (23,572) and (54,051) shares , respectively]	(352,222)	(829,479)

Total Class A transactions	238,264	276,302

Class I
Capital shares sold [ 849,008 and 3,073,849 shares, respectively ]	12,741,490	47,407,966
Capital shares issued in reinvestment of dividends and distributions [ 146,693 and 505,418 shares, respectively ]	2,135,267	8,096,806
Capital shares repurchased [ (1,071,864) and (4,377,065) shares , respectively]	(15,906,981)	(62,504,731)

Total Class I transactions	(1,030,224)	(6,999,959)

Class R
Capital shares sold [ 10,232 and 13,472 shares, respectively ]	153,338	209,451
Capital shares issued in reinvestment of dividends and distributions [ 1,368 and 3,895 shares, respectively ]	19,714	62,009
Capital shares repurchased [ (4,829) and (9,596) shares , respectively]	(72,011)	(134,914)

Total Class R transactions	101,041	136,546

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(690,919)	(6,587,111)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,111,276	(36,695,168)
NET ASSETS:
Beginning of period	115,875,024	152,570,192

End of period	$119,986,300	$115,875,024

** Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Class A			2022		2021		2020		2019		2018
Net asset value, beginning of period	$14.31		$17.19		$11.41		$12.46		$12.33		$12.83

Income (loss) from investment operations:
Net investment income (loss) (e)	0.04		0.06		0.09	(2)	0.04	(1)	0.05		0.03
Net realized and unrealized gain (loss)	0.90		(1.82)		5.73		(0.90)		0.22		(0.25)

Total from investment operations	0.94		(1.76)		5.82		(0.86)		0.27		(0.22)

Less distributions:
Dividends from net investment income	—		(0.26)		(0.04)		(0.04)		(0.02)		(0.03)
Distributions from net realized gains	(0.32)		(0.86)		—		(0.15)		(0.12)		(0.25)

Total dividends and distributions	(0.32)		(1.12)		(0.04)		(0.19)		(0.14)		(0.28)

Net asset value, end of period	$14.93		$14.31		$17.19		$11.41		$12.46		$12.33

Total return (b)	6.67%		(10.93)%		51.10%		(7.04)%		2.29%		(1.84)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,589		$5,134		$5,904		$3,400		$3,896		$3,599
Ratio of expenses to average net assets:
After waivers (a)(f)	1.20	%(j)	1.21	%(k)	1.24	%(o)	1.25	%(o)	1.24	%(o)	1.24	%(o)
Before waivers (a)(f)	1.55%		1.51%		1.42%		1.58%		1.66%		1.79%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.48%		0.42%		0.55	%(bb)	0.40	%(aa)	0.39%		0.26%
Before waivers (a)(f)	0.13%		0.13%		0.37	%(bb)	0.07	%(aa)	(0.03)%		(0.28)%
Portfolio turnover rate^	4	%(z)	27%		35%		19%		37%		49%

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Class I			2022		2021		2020		2019		2018
Net asset value, beginning of period	$14.35		$17.24		$11.43		$12.49		$12.36		$12.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.10		0.13	(2)	0.07	(1)	0.08		0.07
Net realized and unrealized gain (loss)	0.91		(1.84)		5.75		(0.91)		0.23		(0.26)

Total from investment operations	0.96		(1.74)		5.88		(0.84)		0.31		(0.19)

Less distributions:
Dividends from net investment income	(0.03)		(0.29)		(0.07)		(0.07)		(0.06)		(0.06)
Distributions from net realized gains	(0.32)		(0.86)		—		(0.15)		(0.12)		(0.25)

Total dividends and distributions	(0.35)		(1.15)		(0.07)		(0.22)		(0.18)		(0.31)

Net asset value, end of period	$14.96		$14.35		$17.24		$11.43		$12.49		$12.36

Total return (b)	6.82%		(10.74)%		51.57%		(6.88)%		2.57%		(1.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$113,080		$109,572		$145,394		$84,537		$95,601		$86,815
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95	%(j)	0.96	%(k)	0.99	%(o)	1.00	%(o)	0.99	%(o)	0.99	%(o)
Before waivers (a)(f)	1.30%		1.25%		1.17%		1.33%		1.41%		1.51%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.73%		0.68%		0.76	%(bb)	0.64	%(aa)	0.64%		0.54%
Before waivers (a)(f)	0.38%		0.40%		0.59	%(bb)	0.31	%(aa)	0.22%		0.03%
Portfolio turnover rate^	4	%(z)	27%		35%		19%		37%		49%

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Class R			2022		2021		2020		2019		2018
Net asset value, beginning of period	$14.20		$17.07		$11.33		$12.38		$12.26		$12.76

Income (loss) from investment operations:
Net investment income (loss) (e)	0.02		0.03		0.05	(2)	0.02	(1)	0.02		—	##
Net realized and unrealized gain (loss)	0.90		(1.82)		5.70		(0.91)		0.22		(0.25)

Total from investment operations	0.92		(1.79)		5.75		(0.89)		0.24		(0.25)

Less distributions:
Dividends from net investment income	—		(0.22)		(0.01)		(0.01)		—		—
Distributions from net realized gains	(0.32)		(0.86)		—		(0.15)		(0.12)		(0.25)

Total dividends and distributions	(0.32)		(1.08)		(0.01)		(0.16)		(0.12)		(0.25)

Net asset value, end of period	$14.80		$14.20		$17.07		$11.33		$12.38		$12.26

Total return (b)	6.58%		(11.17)%		50.80%		(7.31)%		2.02%		(2.07)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,165		$1,022		$1,096		$685		$912		$801
Ratio of expenses to average net assets:
After waivers (a)(f)	1.45	%(j)	1.46	%(k)	1.49	%(o)	1.50	%(o)	1.49	%(o)	1.49	%(o)
Before waivers (a)(f)	1.79%		1.76%		1.67%		1.83%		1.91%		2.05%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.23%		0.17%		0.28	%(bb)	0.15	%(aa)	0.14%		0.02%
Before waivers (a)(f)	(0.12)%		(0.12)%		0.11	%(bb)	(0.19	)%(aa)	(0.28)%		(0.54)%
Portfolio turnover rate^	4	%(z)	27%		35%		19%		37%		49%

	Six Months Ended April 30, 2022 (Unaudited)		Year Ended October 31,
Class T**			2022		2021		2020		2019		2018
Net asset value, beginning of period	$14.35		$17.24		$11.43		$12.49		$12.36		$12.86

Income (loss) from investment operations:
Net investment income (loss) (e)	0.05		0.11		0.13	(2)	0.07	(1)	0.08		0.07
Net realized and unrealized gain (loss)	0.91		(1.85)		5.75		(0.91)		0.23		(0.26)

Total from investment operations	0.96		(1.74)		5.88		(0.84)		0.31		(0.19)

Less distributions:
Dividends from net investment income	(0.03)		(0.29)		(0.07)		(0.07)		(0.06)		(0.06)
Distributions from net realized gains	(0.32)		(0.86)		—		(0.15)		(0.12)		(0.25)

Total dividends and distributions	(0.35)		(1.15)		(0.07)		(0.22)		(0.18)		(0.31)

Net asset value, end of period	$14.96		$14.35		$17.24		$11.43		$12.49		$12.36

Total return (b)	6.82%		(10.74)%		51.57%		(6.88)%		2.57%		(1.60)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$152		$146		$176		$116		$127		$126
Ratio of expenses to average net assets:
After waivers (a)(f)	0.95	%(j)	0.96	%(k)	0.99	%(o)	1.00	%(o)	0.99	%(o)	0.99	%(o)
Before waivers (a)(f)	1.55%		1.51%		1.42%		1.58%		1.66%		1.80%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)	0.73%		0.74%		0.79	%(bb)	0.64	%(aa)	0.64%		0.50%
Before waivers (a)(f)	0.14%		0.19%		0.37	%(bb)	0.06	%(aa)	(0.02)%		(0.31)%
Portfolio turnover rate^	4	%(z)	27%		35%		19%		37%		49%

See Notes to Financial Statements.

1290 FUNDS

1290 GAMCO SMALL/MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS (Continued)

^	Portfolio turnover rate excludes derivatives, if any.
**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C Shares.
##	Per share amount is less than $0.005.
(1)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.04, $0.06, $0.01 and $0.06 for Class A, Class I, Class R and Class T, respectively.
(2)	Includes income resulting from a special dividend. Without this dividend, the per share income amounts would be $0.02, $0.05, $(0.02) and $0.06 for Class A, Class I, Class R and Class T, respectively.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class A, 0.95% for Class I, 1.45% for Class R and 1.20% for Class T.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.21% for Class A, 0.96% for Class I, 1.46% for Class R and 0.96% for Class T.
(o)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class A, 1.00% for Class I, 1.50% for Class R and 1.00% for Class T.
(z)	Portfolio turnover rate for periods less than one year is not annualized.
(aa)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.09% lower.
(bb)	Includes income resulting from a special dividend. Without this dividend, the ratios for each class would have been 0.43% lower.

See Notes to Financial Statements.

1290 HIGH YIELD BOND FUND (Unaudited)

Sector Weightings as of April 30, 2023	% of Net Assets
Consumer Discretionary	15.2%
Information Technology	12.3
Industrials	12.1
Communication Services	11.9
Materials	11.8
Energy	9.3
Health Care	7.3
Financials	6.6
Consumer Staples	4.6
Real Estate	3.4
Repurchase Agreements	3.1
Investment Company	2.5
Utilities	0.6
Cash and Other	(0.7)

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A, Class R and Class T shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid During Period* 11/1/22 - 4/30/23
Class A
Actual	$1,000.00	$1,051.20	$5.09
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.84	5.01
Class I
Actual	1,000.00	1,052.50	3.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76
Class R
Actual	1,000.00	1,048.60	6.35
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.60	6.26
Class T
Actual	1,000.00	1,052.50	3.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,021.08	3.76

* Expenses are equal to the Fund’s A, I, R and T shares annualized expense ratio of 1.00%, 0.75%, 1.25% and 0.75%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

April 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (95.1%)
Communication Services (11.9%)
Diversified Telecommunication Services (4.4%)
Altice France SA 8.125%, 2/1/27§	$200,000	$178,182
CCO Holdings LLC 5.500%, 5/1/26§	147,000	143,984
6.375%, 9/1/29§	290,000	274,050
4.750%, 3/1/30§	135,000	116,437
4.500%, 5/1/32	346,000	276,800
4.500%, 6/1/33§	352,000	280,199
Level 3 Financing, Inc. 4.250%, 7/1/28§	191,000	111,258
Lumen Technologies, Inc. 5.125%, 12/15/26 (x)§	235,000	154,327
5.375%, 6/15/29§	263,000	118,963
Sprint Capital Corp. 8.750%, 3/15/32	161,000	196,184
Windstream Escrow LLC 7.750%, 8/15/28§	219,000	180,127
Zayo Group Holdings, Inc. 4.000%, 3/1/27§	330,000	248,717
6.125%, 3/1/28 (x)§	364,000	231,595

		2,510,823

Entertainment (1.0%)
Lions Gate Capital Holdings LLC 5.500%, 4/15/29§	324,000	235,088
Live Nation Entertainment, Inc. 4.875%, 11/1/24§	169,000	166,465
6.500%, 5/15/27§	186,000	188,708

		590,261

Interactive Media & Services (0.1%)
Rackspace Technology Global, Inc. 5.375%, 12/1/28§	187,000	43,477

Media (6.2%)
CSC Holdings LLC 11.250%, 5/15/28§	200,000	198,802
5.750%, 1/15/30§	200,000	102,000
Gray Television, Inc. 4.750%, 10/15/30§	282,000	182,183
McGraw-Hill Education, Inc. 8.000%, 8/1/29§	339,000	286,455
Nexstar Media, Inc. 5.625%, 7/15/27§	251,000	235,777
Outfront Media Capital LLC 5.000%, 8/15/27§	372,000	342,240
Sinclair Television Group, Inc. 5.500%, 3/1/30 (x)§	161,000	124,366
Sirius XM Radio, Inc. 3.125%, 9/1/26§	304,000	271,700
3.875%, 9/1/31§	259,000	195,382
Stagwell Global LLC 5.625%, 8/15/29§	315,000	272,475
TEGNA, Inc . 4.750%, 3/15/26§	253,000	240,983
5.000%, 9/15/29	174,000	152,685
Univision Communications, Inc. 7.375%, 6/30/30§	250,000	239,225
Videotron Ltd. 3.625%, 6/15/29§	118,000	102,571
VZ Secured Financing BV 5.000%, 1/15/32§	270,000	225,113
Ziggo Bond Co. BV 6.000%, 1/15/27§	350,000	329,000

		3,500,957

Wireless Telecommunication Services (0.2%)
Sprint LLC 7.625%, 3/1/26	114,000	120,693

Total Communication Services		6,766,211

Consumer Discretionary (15.2%)
Automobile Components (0.4%)
Clarios Global LP 6.750%, 5/15/28§	231,000	230,639

Automobiles (0.5%)
Ford Motor Co. 6.625%, 10/1/28	271,000	275,743

Broadline Retail (0.8%)
Getty Images, Inc. 9.750%, 3/1/27§	448,000	447,440

Distributors (0.3%)
Ritchie Bros Holdings, Inc. 7.750%, 3/15/31§	136,000	144,160

Diversified Consumer Services (0.3%)
GEMS MENASA Cayman Ltd. 7.125%, 7/31/26§	200,000	195,162

Hotels, Restaurants & Leisure (8.8%)
1011778 BC ULC 5.750%, 4/15/25§	164,000	164,000
3.875%, 1/15/28§	96,000	89,690
Caesars Entertainment, Inc. 6.250%, 7/1/25§	372,000	372,465
4.625%, 10/15/29§	164,000	143,090
7.000%, 2/15/30§	62,000	62,620
Carnival Corp. 6.000%, 5/1/29§	405,000	316,439
CDI Escrow Issuer, Inc. 5.750%, 4/1/30§	291,000	280,448
CEC Entertainment LLC 6.750%, 5/1/26§	177,000	167,708
Churchill Downs, Inc. 5.500%, 4/1/27§	175,000	170,238
Dave & Buster’s, Inc. 7.625%, 11/1/25§	276,000	280,140
Hilton Domestic Operating Co., Inc. 5.750%, 5/1/28§	267,000	266,333
3.625%, 2/15/32§	228,000	194,210
Life Time, Inc. 5.750%, 1/15/26§	346,000	337,350
MajorDrive Holdings IV LLC 6.375%, 6/1/29§	304,000	240,160
NCL Corp. Ltd. 8.375%, 2/1/28§	218,000	218,545
Royal Caribbean Cruises Ltd. 5.375%, 7/15/27§	368,000	325,680
11.625%, 8/15/27§	156,000	165,165

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Scientific Games Holdings LP 6.625%, 3/1/30§	$219,000	$194,303
Six Flags Entertainment Corp. 7.250%, 5/15/31§	144,000	142,200
Station Casinos LLC 4.500%, 2/15/28§	303,000	278,457
4.625%, 12/1/31§	214,000	182,970
Wyndham Hotels & Resorts, Inc. 4.375%, 8/15/28§	170,000	157,561
Yum! Brands, Inc. 5.375%, 4/1/32	263,000	256,754

		5,006,526

Household Durables (0.7%)
CD&R Smokey Buyer, Inc. 6.750%, 7/15/25§	331,000	290,453
Newell Brands, Inc. 6.625%, 9/15/29 (x)	110,000	108,454

		398,907

Specialty Retail (2.9%)
Asbury Automotive Group, Inc. 5.000%, 2/15/32§	204,000	175,695
LBM Acquisition LLC 6.250%, 1/15/29§	256,000	202,240
LCM Investments Holdings II LLC 4.875%, 5/1/29§	218,000	185,193
Sonic Automotive, Inc. 4.875%, 11/15/31§	245,000	196,919
Specialty Building Products Holdings LLC 6.375%, 9/30/26§	381,000	344,805
SRS Distribution, Inc. 4.625%, 7/1/28§	161,000	142,083
6.000%, 12/1/29 (x)§	209,000	170,230
White Cap Buyer LLC 6.875%, 10/15/28§	271,000	235,092

		1,652,257

Textiles, Apparel & Luxury Goods (0.5%)
Crocs, Inc. 4.125%, 8/15/31§	174,000	146,931
Hanesbrands, Inc. 9.000%, 2/15/31 (x)§	160,000	163,936

		310,867

Total Consumer Discretionary		8,661,701

Consumer Staples (4.6%)
Beverages (0.2%)
Primo Water Holdings, Inc. 4.375%, 4/30/29§	170,000	149,600

Consumer Staples Distribution & Retail (1.2%)
Albertsons Cos., Inc. 3.250%, 3/15/26§	62,000	58,603
Performance Food Group, Inc. 6.875%, 5/1/25§	193,000	194,447
United Natural Foods, Inc. 6.750%, 10/15/28§	240,000	225,912
US Foods, Inc. 4.625%, 6/1/30§	251,000	228,724

		707,686

Food Products (1.6%)
Post Holdings, Inc. 5.750%, 3/1/27§	118,000	116,230
4.625%, 4/15/30§	100,000	90,325
4.500%, 9/15/31§	289,000	252,046
Sigma Holdco BV 7.875%, 5/15/26 (x)§	200,000	158,606
Simmons Foods, Inc. 4.625%, 3/1/29§	336,000	277,620

		894,827

Household Products (1.0%)
Energizer Holdings, Inc. 4.750%, 6/15/28§	272,000	244,120
Kronos Acquisition Holdings, Inc. 7.000%, 12/31/27§	179,000	156,956
Spectrum Brands, Inc. 5.750%, 7/15/25	70,000	69,300
5.500%, 7/15/30 (x)§	21,000	19,307
3.875%, 3/15/31§	88,000	72,160

		561,843

Personal Care Products (0.6%)
Herbalife Nutrition Ltd. 7.875%, 9/1/25§	108,000	103,232
Prestige Brands, Inc. 3.750%, 4/1/31§	279,000	235,576

		338,808

Total Consumer Staples		2,652,764

Energy (9.3%)
Energy Equipment & Services (0.5%)
Precision Drilling Corp. 7.125%, 1/15/26§	154,000	150,535
Transocean, Inc. 8.750%, 2/15/30§	128,000	129,299

		279,834

Oil, Gas & Consumable Fuels (8.8%)
Aethon United BR LP 8.250%, 2/15/26§	238,000	232,050
Antero Resources Corp. 7.625%, 2/1/29§	42,000	42,884
Ascent Resources Utica Holdings LLC 7.000%, 11/1/26§	234,000	226,269
Blue Racer Midstream LLC 7.625%, 12/15/25§	118,000	119,001
6.625%, 7/15/26§	198,000	194,731
Crescent Energy Finance LLC 7.250%, 5/1/26§	255,000	243,624
Crestwood Midstream Partners LP 6.000%, 2/1/29§	369,000	348,170
7.375%, 2/1/31§	142,000	141,467
CrownRock LP 5.625%, 10/15/25§	293,000	288,605
Delek Logistics Partners LP 6.750%, 5/15/25	295,000	290,242
Encino Acquisition Partners Holdings LLC 8.500%, 5/1/28§	169,000	148,919

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Genesis Energy LP 8.000%, 1/15/27	$160,000	$159,058
7.750%, 2/1/28	382,000	376,270
Holly Energy Partners LP 6.375%, 4/15/27§	123,000	120,997
5.000%, 2/1/28§	181,000	168,375
Kinetik Holdings LP 5.875%, 6/15/30§	292,000	278,892
NuStar Logistics LP 5.750%, 10/1/25	125,000	122,500
6.000%, 6/1/26	175,000	171,796
Occidental Petroleum Corp. 6.625%, 9/1/30	50,000	53,375
6.125%, 1/1/31	55,000	57,354
6.450%, 9/15/36	396,000	421,106
Permian Resources Operating LLC 5.875%, 7/1/29§	77,000	72,573
Southwestern Energy Co. 4.750%, 2/1/32	157,000	138,157
Summit Midstream Holdings LLC 8.500%, 10/15/26§	290,000	274,050
Sunoco LP 4.500%, 4/30/30	363,000	323,070

		5,013,535

Total Energy		5,293,369

Financials (6.6%)
Capital Markets (0.2%)
Aretec Escrow Issuer, Inc. 7.500%, 4/1/29§	111,000	91,159

Consumer Finance (2.2%)
Bread Financial Holdings, Inc. 4.750%, 12/15/24§	160,000	141,000
7.000%, 1/15/26§	167,000	139,619
Curo Group Holdings Corp. 7.500%, 8/1/28§	352,000	140,360
Ford Motor Credit Co. LLC 2.300%, 2/10/25	200,000	186,280
4.950%, 5/28/27	200,000	188,500
7.350%, 3/6/30	200,000	204,420
4.000%, 11/13/30	322,000	275,922

		1,276,101

Financial Services (2.8%)
Armor Holdco, Inc. 8.500%, 11/15/29§	145,000	117,921
Freedom Mortgage Corp. 8.250%, 4/15/25§	260,000	238,875
6.625%, 1/15/27§	242,000	196,020
PHH Mortgage Corp. 7.875%, 3/15/26§	104,000	93,158
Rocket Mortgage LLC 2.875%, 10/15/26§	129,000	114,487
Shift4 Payments LLC 4.625%, 11/1/26§	335,000	314,277
Verscend Escrow Corp. 9.750%, 8/15/26§	531,000	534,765

		1,609,503

Insurance (1.4%)
Alliant Holdings Intermediate LLC 6.750%, 10/15/27§	296,000	275,280
BroadStreet Partners, Inc. 5.875%, 4/15/29§	196,000	168,074
HUB International Ltd. 7.000%, 5/1/26§	327,000	325,130

		768,484

Total Financials		3,745,247

Health Care (7.3%)
Biotechnology (0.3%)
Grifols Escrow Issuer SA 4.750%, 10/15/28§	200,000	160,544

Health Care Equipment & Supplies (1.3%)
Garden Spinco Corp. 8.625%, 7/20/30§	107,000	115,025
Medline Borrower LP 3.875%, 4/1/29§	269,000	234,366
5.250%, 10/1/29§	200,000	172,125
Varex Imaging Corp. 7.875%, 10/15/27§	200,000	197,250

		718,766

Health Care Providers & Services (2.4%)
AdaptHealth LLC 6.125%, 8/1/28§	178,000	155,750
5.125%, 3/1/30§	229,000	188,352
HealthEquity, Inc. 4.500%, 10/1/29§	368,000	329,066
Tenet Healthcare Corp. 4.875%, 1/1/26	304,000	299,440
6.125%, 6/15/30§	184,000	181,240
US Acute Care Solutions LLC 6.375%, 3/1/26§	256,000	227,840

		1,381,688

Health Care Technology (0.8%)
IQVIA, Inc. 5.000%, 10/15/26 (x)§	200,000	196,500
5.000%, 5/15/27§	260,000	253,612

		450,112

Pharmaceuticals (2.5%)
1375209 BC Ltd. 9.000%, 1/30/28§	91,000	90,090
Bausch Health Cos., Inc. 5.500%, 11/1/25§	310,000	269,700
11.000%, 9/30/28§	151,000	122,499
Catalent Pharma Solutions, Inc. 5.000%, 7/15/27 (x)§	262,000	251,520
3.500%, 4/1/30 (x)§	245,000	206,978
Cheplapharm Arzneimittel GmbH 5.500%, 1/15/28§	200,000	182,778
Organon & Co. 5.125%, 4/30/31§	200,000	178,000
P&L Development LLC 7.750%, 11/15/25§	176,000	139,040

		1,440,605

Total Health Care		4,151,715

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Industrials (12.1%)
Aerospace & Defense (0.4%)
Rolls-Royce plc 5.750%, 10/15/27§	$200,000	$199,130

Building Products (1.4%)
Advanced Drainage Systems, Inc. 6.375%, 6/15/30§	43,000	42,409
Camelot Return Merger Sub, Inc. 8.750%, 8/1/28§	116,000	109,910
CP Atlas Buyer, Inc. 7.000%, 12/1/28§	152,000	115,520
JELD-WEN, Inc. 6.250%, 5/15/25§	111,000	111,832
New Enterprise Stone & Lime Co., Inc. 5.250%, 7/15/28§	188,000	167,790
Standard Industries, Inc. 4.375%, 7/15/30§	179,000	153,716
Summit Materials LLC 5.250%, 1/15/29§	124,000	117,825

		819,002

Commercial Services & Supplies (5.5%)
ACCO Brands Corp. 4.250%, 3/15/29§	244,000	204,960
ADT Security Corp. (The) 4.875%, 7/15/32§	218,000	189,660
Allied Universal Holdco LLC 6.625%, 7/15/26§	404,000	388,850
9.750%, 7/15/27§	314,000	292,020
6.000%, 6/1/29 (x)§	48,000	37,440
Aramark Services, Inc. 5.000%, 4/1/25§	259,000	255,762
6.375%, 5/1/25§	224,000	223,440
Garda World Security Corp. 9.500%, 11/1/27§	371,000	354,650
6.000%, 6/1/29§	299,000	245,928
GFL Environmental, Inc. 5.125%, 12/15/26§	220,000	216,150
KAR Auction Services, Inc. 5.125%, 6/1/25§	113,000	111,870
Madison IAQ LLC 5.875%, 6/30/29§	94,000	73,555
Matthews International Corp. 5.250%, 12/1/25§	411,000	393,019
Neptune Bidco US, Inc. 9.290%, 4/15/29§	170,000	160,012

		3,147,316

Construction & Engineering (1.0%)
Dycom Industries, Inc. 4.500%, 4/15/29§	248,000	225,680
Pike Corp. 5.500%, 9/1/28§	270,000	244,229
Weekley Homes LLC 4.875%, 9/15/28§	111,000	96,015

		565,924

Ground Transportation (1.9%)
NESCO Holdings II, Inc. 5.500%, 4/15/29§	306,000	275,626
Watco Cos. LLC 6.500%, 6/15/27§	586,000	565,490
Williams Scotsman International, Inc. 6.125%, 6/15/25§	34,000	33,788
XPO Escrow Sub LLC 7.500%, 11/15/27§	222,000	227,115

		1,102,019

Machinery (0.6%)
ATS Corp. 4.125%, 12/15/28§	217,000	194,215
Chart Industries, Inc. 7.500%, 1/1/30§	169,000	174,070

		368,285

Professional Services (0.7%)
Dun & Bradstreet Corp. (The) 5.000%, 12/15/29§	244,000	214,866
Science Applications International Corp. 4.875%, 4/1/28§	178,000	167,543

		382,409

Trading Companies & Distributors (0.6%)
WESCO Distribution, Inc. 7.250%, 6/15/28§	326,000	334,150

Total Industrials		6,918,235

Information Technology (12.3%)
Communications Equipment (1.3%)
CommScope, Inc. 6.000%, 3/1/26§	294,000	280,761
8.250%, 3/1/27§	242,000	187,550
4.750%, 9/1/29§	312,000	251,082

		719,393

Electronic Equipment, Instruments & Components (0.8%)
Coherent Corp. 5.000%, 12/15/29§	156,000	139,737
Likewize Corp. 9.750%, 10/15/25 (x)§	194,000	173,131
Sensata Technologies, Inc. 3.750%, 2/15/31§	130,000	112,691

		425,559

IT Services (1.5%)
Ahead DB Holdings LLC 6.625%, 5/1/28§	202,000	168,670
ION Trading Technologies Sarl 5.750%, 5/15/28§	200,000	166,766
Northwest Fiber LLC 6.000%, 2/15/28§	179,000	133,462
Presidio Holdings, Inc. 8.250%, 2/1/28§	174,000	163,995
Unisys Corp. 6.875%, 11/1/27§	348,000	232,290

		865,183

Software (8.7%)
ACI Worldwide, Inc. 5.750%, 8/15/26§	287,000	285,924
Alteryx, Inc. 8.750%, 3/15/28§	202,000	195,940
AthenaHealth Group, Inc. 6.500%, 2/15/30 (x)§	333,000	270,563

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Boxer Parent Co., Inc. 7.125%, 10/2/25§	$229,000	$229,286
Camelot Finance SA 4.500%, 11/1/26§	296,000	278,610
Central Parent, Inc. 7.250%, 6/15/29§	164,000	162,040
Clarivate Science Holdings Corp. 4.875%, 7/1/29§	399,000	356,606
Cloud Software Group, Inc. 6.500%, 3/31/29§	128,000	115,360
9.000%, 9/30/29§	96,000	82,320
Gen Digital, Inc. 5.000%, 4/15/25§	304,000	300,687
7.125%, 9/30/30 (x)§	189,000	189,945
Helios Software Holdings, Inc. 4.625%, 5/1/28§	200,000	169,500
McAfee Corp. 7.375%, 2/15/30§	382,000	317,060
NCR Corp. 5.000%, 10/1/28§	245,000	213,763
5.125%, 4/15/29§	317,000	273,523
Open Text Holdings, Inc. 4.125%, 12/1/31§	303,000	249,975
Rocket Software, Inc. 6.500%, 2/15/29§	326,000	268,950
SS&C Technologies, Inc. 5.500%, 9/30/27§	536,000	516,570
ZoomInfo Technologies LLC 3.875%, 2/1/29§	589,000	507,276

		4,983,898

Total Information Technology		6,994,033

Materials (11.8%)
Chemicals (5.1%)
Avient Corp. 7.125%, 8/1/30§	198,000	201,960
Axalta Coating Systems LLC 4.750%, 6/15/27§	178,000	169,545
HB Fuller Co. 4.250%, 10/15/28	218,000	200,168
Illuminate Buyer LLC 9.000%, 7/1/28§	510,000	450,075
INEOS Quattro Finance 2 plc 3.375%, 1/15/26§	200,000	184,500
LSF11 A5 HoldCo LLC 6.625%, 10/15/29§	233,000	200,671
Minerals Technologies, Inc. 5.000%, 7/1/28§	320,000	290,400
NOVA Chemicals Corp. 4.875%, 6/1/24§	116,000	114,115
Nufarm Australia Ltd. 5.000%, 1/27/30§	300,000	264,267
Olin Corp. 5.625%, 8/1/29	214,000	208,851
Olympus Water US Holding Corp. 4.250%, 10/1/28§	343,000	291,979
WR Grace Holdings LLC 5.625%, 8/15/29§	366,000	314,701

		2,891,232

Containers & Packaging (6.4%)
ARD Finance SA 6.500%, 6/30/27 PIK§	400,000	330,000
Ardagh Metal Packaging Finance USA LLC 4.000%, 9/1/29§	200,000	162,192
Ardagh Packaging Finance plc 4.125%, 8/15/26§	200,000	188,180
Ball Corp. 6.875%, 3/15/28 (x)	204,000	210,987
Clydesdale Acquisition Holdings, Inc. 8.750%, 4/15/30§	269,000	244,117
Crown Americas LLC 5.250%, 4/1/30	163,000	158,518
Intelligent Packaging Ltd. Finco, Inc. 6.000%, 9/15/28§	248,000	205,374
LABL, Inc. 6.750%, 7/15/26§	219,000	215,168
10.500%, 7/15/27§	364,000	343,070
5.875%, 11/1/28§	158,000	145,557
Mauser Packaging Solutions Holding Co. 7.875%, 8/15/26§	210,000	211,579
9.250%, 4/15/27§	620,000	586,675
Owens-Brockway Glass Container, Inc. 6.625%, 5/13/27§	159,000	159,199
Sealed Air Corp. 6.125%, 2/1/28§	103,000	104,287
Trivium Packaging Finance BV 5.500%, 8/15/26 (e)§	400,000	386,000

		3,650,903

Metals & Mining (0.3%)
Kaiser Aluminum Corp. 4.500%, 6/1/31§	212,000	166,420

Total Materials		6,708,555

Real Estate (3.4%)
Diversified REITs (0.3%)
VICI Properties LP (REIT) 4.625%, 6/15/25§	180,000	174,978

Hotel & Resort REITs (1.3%)
Park Intermediate Holdings LLC (REIT) 5.875%, 10/1/28§	204,000	188,190
4.875%, 5/15/29§	338,000	292,370
XHR LP (REIT) 6.375%, 8/15/25§	181,000	178,017
4.875%, 6/1/29§	86,000	74,390

		732,967

Real Estate Management & Development (1.3%)
Cushman & Wakefield US Borrower LLC 6.750%, 5/15/28§	224,000	209,765
Greystar Real Estate Partners LLC 5.750%, 12/1/25§	411,000	401,753
Howard Hughes Corp. (The) 4.375%, 2/1/31§	192,000	155,040

		766,558

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Specialized REITs (0.5%)
Iron Mountain, Inc. (REIT) 5.000%, 7/15/28§	$300,000	$281,625

Total Real Estate		1,956,128

Utilities (0.6%)
Water Utilities (0.6%)
Solaris Midstream Holdings LLC 7.625%, 4/1/26§	354,000	339,150

Total Utilities		339,150

Total Corporate Bonds		54,187,108

Total Long-Term Debt Securities (95.1%) (Cost $58,653,852)		54,187,108

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Investment Company (2.5%)
JPMorgan Prime Money Market Fund, IM Shares 5.07% (7 day yield)	1,401,488	1,401,908

	Principal Amount	Value (Note 1)
Repurchase Agreements (3.1%)
Deutsche Bank Securities, Inc., 4.78%, dated 4/28/23, due 5/1/23, repurchase price $794,131, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/23-5/15/43; total market value $809,691. (xx)	$793,815	793,815
Santander US Capital Markets LLC, 4.81%, dated 4/28/23, due 5/1/23, repurchase price $1,000,401, collateralized by various Corporate Bonds, 4.250%, maturing 5/25/33, U.S. Government Agency Securities, ranging from 1.101%-5.453%, maturing 8/25/30-11/20/69; total market value $1,020,409. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		1,793,815

Total Short-Term Investments (5.6%) (Cost $3,195,748)		3,195,723

Total Investments in Securities (100.7%) (Cost $61,849,600)		57,382,831
Other Assets Less Liabilities (-0.7%)		(378,229)

Net Assets (100%)		$57,004,602

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2023, the market value of these securities amounted to $48,684,481 or 85.4% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of April 30, 2023. Maturity date disclosed is the ultimate maturity date.
(x)	All or a portion of security is on loan at April 30, 2023.
(xx)

At April 30, 2023, the Fund had loaned securities with a total value of $1,837,996. This was collateralized by $75,686 of various U.S. Government Treasury Securities, ranging from 0.125% - 7.625%, maturing 6/30/23 - 11/15/52 and by cash of $1,793,815 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

PIK	— Payment-in Kind Security
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Communication Services	$—	$6,766,211	$—	$6,766,211
Consumer Discretionary	—	8,661,701	—	8,661,701
Consumer Staples	—	2,652,764	—	2,652,764
Energy	—	5,293,369	—	5,293,369
Financials	—	3,745,247	—	3,745,247
Health Care	—	4,151,715	—	4,151,715
Industrials	—	6,918,235	—	6,918,235
Information Technology	—	6,994,033	—	6,994,033
Materials	—	6,708,555	—	6,708,555
Real Estate	—	1,956,128	—	1,956,128
Utilities	—	339,150	—	339,150
Short-Term Investments
Investment Company	1,401,908	—	—	1,401,908
Repurchase Agreements	—	1,793,815	—	1,793,815

Total Assets	$1,401,908	$55,980,923	$—	$57,382,831

Total Liabilities	$—	$—	$—	$—

Total	$1,401,908	$55,980,923	$—	$57,382,831

The Fund held no derivatives contracts during the six months ended April 30, 2023.

Investment security transactions for the six months ended April 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$12,936,662
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$13,703,758

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$437,142
Aggregate gross unrealized depreciation	(5,202,997)

Net unrealized depreciation	$(4,765,855)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$62,148,686

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $60,055,785)	$55,589,016
Repurchase Agreements (Cost $1,793,815)	1,793,815
Cash	912,011
Dividends, interest and other receivables	930,909
Receivable for Fund shares sold	103,389
Prepaid registration and filing fees	23,177
Securities lending income receivable	1,741

Total assets	59,354,058

LIABILITIES
Payable for return of collateral on securities loaned	1,793,815
Payable for securities purchased	373,917
Payable for Fund shares repurchased	70,531
Dividends and distributions payable	27,867
Transfer agent fees payable	15,895
Administrative fees payable	6,924
Investment advisory fees payable	5,603
Distribution fees payable – Class A	418
Trustees’ fees payable	340
Distribution fees payable – Class R	139
Distribution fees payable – Class T**	24
Accrued expenses	53,983

Total liabilities	2,349,456

NET ASSETS	$57,004,602

Net assets were comprised of:
Paid in capital	$67,986,325
Total distributable earnings (loss)	(10,981,723)

Net assets	$57,004,602

Class A
Net asset value and redemption price per share, $2,024,782 / 249,492 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.12
Maximum sales charge (4.50% of offering price)	0.38

Maximum offering price per share	$8.50

Class I
Net asset value, offering and redemption price per share, $54,523,971 / 6,713,013 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.12

Class R
Net asset value, offering and redemption price per share, $340,607 / 41,990 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.11

Class T**
Net asset value and redemption price per share, $115,242 / 14,192 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.12
Maximum sales charge (2.50% of offering price)	0.21

Maximum offering price per share	$8.33

(x)	Includes value of securities on loan of $1,837,996.
**	Class T shares currently are not offered for sale.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest	$1,855,938
Dividends	14,769
Securities lending (net)	6,487

Total income	1,877,194

EXPENSES
Investment advisory fees	168,758
Professional fees	50,091
Administrative fees	42,189
Transfer agent fees	39,374
Registration and filing fees	19,799
Printing and mailing expenses	11,822
Custodian fees	5,270
Distribution fees – Class A	2,421
Trustees’ fees	936
Distribution fees – Class R	833
Distribution fees – Class T**	142
Miscellaneous	8,004

Gross expenses	349,639
Less: Waiver from investment adviser	(135,270)
Waiver from distributor	(142)

Net expenses	214,227

NET INVESTMENT INCOME (LOSS)	1,662,967

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	(1,648,547)
Net change in unrealized appreciation (depreciation) on investments in securities	2,962,334

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,313,787

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,976,754

**	Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,662,967	$3,167,270
Net realized gain (loss)	(1,648,547)	(1,392,297)
Net change in unrealized appreciation (depreciation)	2,962,334	(8,653,409)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,976,754	(6,878,436)

Distributions to shareholders:
Class A	(56,847)	(93,582)
Class I	(1,642,066)	(3,116,946)
Class R	(9,273)	(24,103)
Class T**	(3,450)	(6,029)

Total distributions to shareholders	(1,711,636)	(3,240,660)

Tax return of capital:
Class A	—	(3,520)
Class I	—	(117,255)
Class R	—	(907)
Class T**	—	(227)

Total tax return of capital	—	(121,909)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 32,851 and 31,851 shares, respectively ]	268,297	278,951
Capital shares issued in reinvestment of dividends [ 6,026 and 10,296 shares, respectively ]	48,721	87,004
Capital shares repurchased [ (21,393) and (42,273) shares , respectively]	(171,872)	(367,373)

Total Class A transactions	145,146	(1,418)

Class I
Capital shares sold [ 1,864,561 and 3,722,474 shares, respectively ]	14,968,242	32,049,122
Capital shares issued in reinvestment of dividends [ 180,933 and 269,055 shares, respectively ]	1,463,938	2,268,148
Capital shares repurchased [ (2,098,573) and (4,415,555) shares , respectively]	(16,949,095)	(37,127,471)

Total Class I transactions	(516,915)	(2,810,201)

Class R
Capital shares sold [ 6,273 and 11,772 shares, respectively ]	50,400	103,048
Capital shares issued in reinvestment of dividends [ 552 and 1,916 shares, respectively ]	4,458	16,423
Capital shares repurchased [ (11,990) and (43,232) shares , respectively]	(96,106)	(371,473)

Total Class R transactions	(41,248)	(252,002)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(413,017)	(3,063,621)

TOTAL INCREASE (DECREASE) IN NET ASSETS	852,101	(13,304,626)
NET ASSETS:
Beginning of period	56,152,501	69,457,127

End of period	$57,004,602	$56,152,501

** Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
Class A			2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.95		$9.24	$9.01	$9.06	$8.93	$9.33

Income (loss) from investment operations:
Net investment income (loss) (e)	0.23		0.40	0.39	0.44	0.47	0.48
Net realized and unrealized gain (loss)	0.21		(1.27)	0.26	(0.03)	0.14	(0.40)

Total from investment operations	0.44		(0.87)	0.65	0.41	0.61	0.08

Less distributions:
Dividends from net investment income	(0.27)		(0.40)	(0.42)	(0.46)	(0.47)	(0.48)
Return of capital	—		(0.02)	— #	—	(0.01)	—

Total dividends and distributions	(0.27)		(0.42)	(0.42)	(0.46)	(0.48)	(0.48)

Net asset value, end of period	$8.12		$7.95	$9.24	$9.01	$9.06	$8.93

Total return (b)	5.12%		(9.60)%	7.27%	4.72%	6.97%	0.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,025		$1,844	$2,145	$2,115	$1,623	$2,500
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.00%		1.00%	1.00%	1.00%	1.00%	1.04%
Before waivers and reimbursements (a)(f)	1.48%		1.43%	1.44%	1.68%	1.79%	1.77%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.68%		4.61%	4.24%	4.97%	5.27%	5.20%
Before waivers and reimbursements (a)(f)	5.20%		4.18%	3.80%	4.29%	4.48%	4.47%
Portfolio turnover rate^	24	%(z)	43%	39%	59%	54%	45%

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
Class I			2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.95		$9.25	$9.01	$9.06	$8.94	$9.34

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24		0.42	0.42	0.47	0.50	0.50
Net realized and unrealized gain (loss)	0.21		(1.28)	0.26	(0.04)	0.12	(0.40)

Total from investment operations	0.45		(0.86)	0.68	0.43	0.62	0.10

Less distributions:
Dividends from net investment income	(0.28)		(0.42)	(0.44)	(0.48)	(0.49)	(0.50)
Return of capital	—		(0.02)	— #	—	(0.01)	—

Total dividends and distributions	(0.28)		(0.44)	(0.44)	(0.48)	(0.50)	(0.50)

Net asset value, end of period	$8.12		$7.95	$9.25	$9.01	$9.06	$8.94

Total return (b)	5.25%		(9.47)%	7.65%	4.98%	7.12%	1.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$54,524		$53,821	$66,473	$42,159	$35,453	$30,386
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.75%		0.75%	0.75%	0.75%	0.75%	0.80%
Before waivers and reimbursements (a)(f)	1.23%		1.18%	1.18%	1.43%	1.53%	1.52%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.92%		4.84%	4.47%	5.22%	5.50%	5.47%
Before waivers and reimbursements (a)(f)	5.44%		4.42%	4.04%	4.54%	4.71%	4.74%
Portfolio turnover rate^	24	%(z)	43%	39%	59%	54%	45%

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
Class R			2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.95		$9.23	$9.00	$9.05	$8.93	$9.33

Income (loss) from investment operations:
Net investment income (loss) (e)	0.22		0.37	0.37	0.42	0.45	0.45
Net realized and unrealized gain (loss)	0.20		(1.25)	0.25	(0.03)	0.13	(0.39)

Total from investment operations	0.42		(0.88)	0.62	0.39	0.58	0.06

Less distributions:
Dividends from net investment income	(0.26)		(0.38)	(0.39)	(0.44)	(0.45)	(0.46)
Return of capital	—		(0.02)	— #	—	(0.01)	—

Total dividends and distributions	(0.26)		(0.40)	(0.39)	(0.44)	(0.46)	(0.46)

Net asset value, end of period	$8.11		$7.95	$9.23	$9.00	$9.05	$8.93

Total return (b)	4.86%		(9.72)%	7.01%	4.46%	6.59%	0.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$341		$375	$708	$638	$307	$287
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.25%		1.25%	1.25%	1.25%	1.25%	1.30%
Before waivers and reimbursements (a)(f)	1.73%		1.67%	1.69%	1.92%	2.03%	2.02%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.43%		4.29%	3.98%	4.69%	5.00%	4.96%
Before waivers and reimbursements (a)(f)	4.94%		3.87%	3.54%	4.01%	4.22%	4.23%
Portfolio turnover rate^	24	%(z)	43%	39%	59%	54%	45%

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
Class T**			2022	2021	2020	2019	2018
Net asset value, beginning of period	$7.95		$9.24	$9.01	$9.06	$8.93	$9.33

Income (loss) from investment operations:
Net investment income (loss) (e)	0.24		0.42	0.42	0.47	0.50	0.50
Net realized and unrealized gain (loss)	0.21		(1.27)	0.25	(0.04)	0.13	(0.40)

Total from investment operations	0.45		(0.85)	0.67	0.43	0.63	0.10

Less distributions:
Dividends from net investment income	(0.28)		(0.42)	(0.44)	(0.48)	(0.49)	(0.50)
Return of capital	—		(0.02)	— #	—	(0.01)	—

Total dividends and distributions	(0.28)		(0.44)	(0.44)	(0.48)	(0.50)	(0.50)

Net asset value, end of period	$8.12		$7.95	$9.24	$9.01	$9.06	$8.93

Total return (b)	5.25%		(9.37)%	7.53%	4.98%	7.24%	1.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$115		$113	$131	$128	$129	$127
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.75%		0.75%	0.75%	0.75%	0.75%	0.80%
Before waivers and reimbursements (a)(f)	1.48%		1.43%	1.44%	1.68%	1.78%	1.77%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	5.92%		4.86%	4.49%	5.23%	5.50%	5.46%
Before waivers and reimbursements (a)(f)	5.19%		4.18%	3.80%	4.30%	4.47%	4.49%
Portfolio turnover rate^	24	%(z)	43%	39%	59%	54%	45%

See Notes to Financial Statements.

1290 FUNDS

1290 HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS (Continued)

**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C Shares.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND (Unaudited)

Sector Weightings as of April 30, 2023	% of Net Assets
Financials	19.8%
Consumer Discretionary	10.4
Information Technology	8.1
Industrials	7.5
Exchange Traded Funds	7.0
Foreign Government Securities	6.4
Consumer Staples	6.2
Health Care	6.0
Energy	6.0
Communication Services	5.7
Materials	4.5
U.S. Treasury Obligation	3.9
Utilities	2.5
Asset-Backed Securities	1.7
Real Estate	1.3
Repurchase Agreement	1.1
Cash and Other	1.9

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid During Period* 11/1/22 - 4/30/23
Class A
Actual	$1,000.00	$1,075.10	$5.37
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.62	5.23
Class I
Actual	1,000.00	1,076.10	4.08
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.86	3.98
Class R
Actual	1,000.00	1,073.00	6.65
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.38	6.47

* Expenses are equal to the Fund’s A, I and R shares annualized expense ratio of 1.04%, 0.79% and 1.29%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (1.7%)
Anchorage Capital CLO 17 Ltd.,
Series 2021-17A A1 6.430%, 7/15/34 (l)§	$250,000	$243,335
Magnetite XXVII Ltd.,
Series 2020-27A AR 6.390%, 10/20/34 (l)§	335,000	328,242
Sound Point CLO XXVII Ltd.,
Series 2020-2A AR 6.435%, 10/25/34 (l)§	340,000	329,112
United Airlines Pass-Through Trust,
Series 2020-1 A 5.875%, 10/15/27	25,154	24,965

Total Asset-Backed Securities		925,654

Convertible Bonds (0.8%)
Communication Services (0.1%)
Interactive Media & Services (0.1%)
Ziff Davis, Inc. 1.750%, 11/1/26§	49,000	46,697

Total Communication Services		46,697

Consumer Discretionary (0.1%)
Hotels, Restaurants & Leisure (0.1%)
Carnival Corp. 5.750%, 12/1/27§	27,000	27,729

Total Consumer Discretionary		27,729

Consumer Staples (0.1%)
Personal Care Products (0.1%)
Beauty Health Co. (The) 1.250%, 10/1/26§	95,000	77,662

Total Consumer Staples		77,662

Financials (0.1%)
Financial Services (0.1%)
Block, Inc. 0.125%, 3/1/25	55,000	51,232

Total Financials		51,232

Industrials (0.4%)
Electrical Equipment (0.4%)
Stem, Inc. 0.500%, 12/1/28§	390,000	200,828

Total Industrials		200,828

Total Convertible Bonds		404,148

Corporate Bonds (42.9%)
Communication Services (3.2%)
Diversified Telecommunication Services (0.3%)
Frontier Communications Holdings LLC 6.000%, 1/15/30§	80,000	61,200
Telecom Italia Capital SA 7.721%, 6/4/38	65,000	60,560
Windstream Escrow LLC 7.750%, 8/15/28§	60,000	49,350

		171,110

Entertainment (0.8%)
Lions Gate Capital Holdings LLC 5.500%, 4/15/29§	50,000	36,279
Take-Two Interactive Software, Inc. 4.950%, 3/28/28	265,000	266,860
Warnermedia Holdings, Inc. 6.412%, 3/15/26	135,000	135,512

		438,651

Interactive Media & Services (0.4%)
Cars.com, Inc. 6.375%, 11/1/28§	55,000	51,975
TripAdvisor, Inc. 7.000%, 7/15/25§	150,000	150,937

		202,912

Media (1.0%)
CMG Media Corp. 8.875%, 12/15/27§	30,000	23,259
Directv Financing LLC 5.875%, 8/15/27§	125,000	109,166
DISH DBS Corp. 5.875%, 11/15/24	375,000	310,305
Spanish Broadcasting System, Inc. 9.750%, 3/1/26§	17,000	11,050
Urban One, Inc. 7.375%, 2/1/28§	55,000	49,793

		503,573

Wireless Telecommunication Services (0.7%)
Kenbourne Invest SA 6.875%, 11/26/24§	200,000	132,162
Millicom International Cellular SA 4.500%, 4/27/31 (m)	245,000	189,385
United States Cellular Corp. 6.700%, 12/15/33	55,000	50,009

		371,556

Total Communication Services		1,687,802

Consumer Discretionary (6.7%)
Automobile Components (1.1%)
Clarios Global LP 8.500%, 5/15/27§	55,000	55,109
Icahn Enterprises LP 4.750%, 9/15/24	155,000	152,577
JB Poindexter & Co., Inc. 7.125%, 4/15/26§	49,000	47,163
Magna International, Inc. 5.980%, 3/21/26	265,000	266,966
Patrick Industries, Inc. 4.750%, 5/1/29§	55,000	47,850

		569,665

Automobiles (0.3%)
PM General Purchaser LLC 9.500%, 10/1/28§	55,000	52,113
Thor Industries, Inc. 4.000%, 10/15/29 (x)§	60,000	49,050
Winnebago Industries, Inc. 6.250%, 7/15/28§	95,000	90,725

		191,888

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Broadline Retail (0.2%)
GrubHub Holdings, Inc. 5.500%, 7/1/27§	$55,000	$40,150
Macy’s Retail Holdings LLC 6.125%, 3/15/32§	35,000	30,527
4.500%, 12/15/34	47,000	33,581
Millennium Escrow Corp. 6.625%, 8/1/26§	10,000	6,700
NMG Holding Co., Inc. 7.125%, 4/1/26§	9,000	8,348

		119,306

Diversified Consumer Services (0.2%)
Grand Canyon University 4.125%, 10/1/24	105,000	99,356

Hotels, Restaurants & Leisure (1.7%)
Affinity Interactive 6.875%, 12/15/27§	60,000	53,700
Carnival Corp. 7.625%, 3/1/26 (x)§	158,000	145,162
Expedia Group, Inc. 4.625%, 8/1/27	170,000	166,710
2.950%, 3/15/31	265,000	222,747
Full House Resorts, Inc. 8.250%, 2/15/28§	30,000	27,600
GPS Hospitality Holding Co. LLC 7.000%, 8/15/28§	30,000	17,700
Jacobs Entertainment, Inc. 6.750%, 2/15/29§	53,000	46,242
NCL Corp. Ltd. 3.625%, 12/15/24§	65,000	60,775
Royal Caribbean Cruises Ltd. 11.625%, 8/15/27§	110,000	116,463
Scientific Games Holdings LP 6.625%, 3/1/30§	55,000	48,798

		905,897

Household Durables (1.7%)
Ashton Woods USA LLC 4.625%, 4/1/30§	61,000	50,020
Beazer Homes USA, Inc. 7.250%, 10/15/29	60,000	57,228
Century Communities, Inc. 3.875%, 8/15/29§	105,000	91,875
Empire Communities Corp. 7.000%, 12/15/25§	53,000	48,362
KB Home 4.800%, 11/15/29	50,000	46,500
7.250%, 7/15/30	50,000	51,000
LGI Homes, Inc. 4.000%, 7/15/29§	75,000	60,750
M/I Homes, Inc. 4.950%, 2/1/28	105,000	98,437
Meritage Homes Corp. 5.125%, 6/6/27	40,000	39,100
3.875%, 4/15/29§	74,000	66,600
Taylor Morrison Communities, Inc. 5.750%, 1/15/28§	105,000	103,878
Tempur Sealy International, Inc. 3.875%, 10/15/31§	105,000	86,888
Tri Pointe Homes, Inc. 5.250%, 6/1/27	100,000	96,000

		896,638

Specialty Retail (1.3%)
Academy Ltd. 6.000%, 11/15/27§	$95,000	$92,947
Asbury Automotive Group, Inc. 4.625%, 11/15/29§	79,000	70,158
Bath & Body Works, Inc. 6.875%, 11/1/35	80,000	72,000
Foot Locker, Inc. 4.000%, 10/1/29§	105,000	88,517
Gap, Inc. (The) 3.625%, 10/1/29§	90,000	63,879
Group 1 Automotive, Inc. 4.000%, 8/15/28§	105,000	93,187
Guitar Center, Inc. 8.500%, 1/15/26§	50,000	44,000
GYP Holdings III Corp. 4.625%, 5/1/29§	53,000	46,640
LSF9 Atlantis Holdings LLC 7.750%, 2/15/26§	15,000	13,950
Sonic Automotive, Inc. 4.875%, 11/15/31§	80,000	64,300
Upbound Group, Inc. 6.375%, 2/15/29§	60,000	52,500

		702,078

Textiles, Apparel & Luxury Goods (0.2%)
Kontoor Brands, Inc. 4.125%, 11/15/29§	105,000	89,250

Total Consumer Discretionary		3,574,078

Consumer Staples (1.4%)
Food Products (0.8%)
Mars, Inc. 4.750%, 4/20/33§	265,000	267,525
McCormick & Co., Inc. 4.950%, 4/15/33	155,000	155,037
TreeHouse Foods, Inc. 4.000%, 9/1/28	30,000	26,484

		449,046

Household Products (0.3%)
Central Garden & Pet Co. 4.125%, 10/15/30	110,000	93,775
Energizer Holdings, Inc. 4.750%, 6/15/28§	60,000	53,850

		147,625

Personal Care Products (0.3%)
Coty, Inc. 5.000%, 4/15/26§	58,000	56,451
Edgewell Personal Care Co. 5.500%, 6/1/28§	105,000	100,645

		157,096

Total Consumer Staples		753,767

Energy (4.9%)
Energy Equipment & Services (0.5%)
CSI Compressco LP 7.500%, 4/1/25 (x)§	50,000	47,603
Enerflex Ltd. 9.000%, 10/15/27§	110,000	109,330

See Notes to Financial Statements.

1290 FUNDS

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Oceaneering International, Inc. 6.000%, 2/1/28	$55,000	$52,168
USA Compression Partners LP 6.875%, 9/1/27	55,000	53,534

		262,635

Oil, Gas & Consumable Fuels (4.4%)
Aethon United BR LP 8.250%, 2/15/26§	45,000	43,875
Alliance Resource Operating Partners LP 7.500%, 5/1/25§	145,000	143,369
Calumet Specialty Products Partners LP 8.125%, 1/15/27§	30,000	28,944
Civitas Resources, Inc. 5.000%, 10/15/26§	84,000	79,690
Crescent Energy Finance LLC 7.250%, 5/1/26§	50,000	47,769
CVR Energy, Inc. 5.250%, 2/15/25§	160,000	154,427
5.750%, 2/15/28§	55,000	49,148
Encino Acquisition Partners Holdings LLC 8.500%, 5/1/28§	50,000	44,059
EnLink Midstream LLC 5.625%, 1/15/28§	105,000	103,425
EnLink Midstream Partners LP 5.050%, 4/1/45	46,000	36,332
FTAI Infra Escrow Holdings LLC 10.500%, 6/1/27§	45,000	45,335
Global Partners LP 6.875%, 1/15/29	60,000	55,650
Hess Midstream Operations LP 4.250%, 2/15/30§	300,000	265,917
5.500%, 10/15/30§	115,000	107,094
ITT Holdings LLC 6.500%, 8/1/29§	60,000	49,638
Moss Creek Resources Holdings, Inc. 10.500%, 5/15/27§	50,000	48,250
Northern Oil and Gas, Inc. 8.125%, 3/1/28§	10,000	9,850
NuStar Logistics LP 6.375%, 10/1/30	90,000	86,411
PBF Holding Co. LLC 7.250%, 6/15/25	88,000	87,670
Permian Resources Operating LLC 7.750%, 2/15/26§	50,000	50,000
Rockies Express Pipeline LLC 3.600%, 5/15/25§	20,000	18,925
4.800%, 5/15/30§	105,000	93,188
Southwestern Energy Co. 5.700%, 1/23/25 (e),(k)	150,000	150,000
Strathcona Resources Ltd. 6.875%, 8/1/26§	55,000	46,337
Tallgrass Energy Partners LP 6.000%, 3/1/27 (x)§	115,000	110,675
Targa Resources Corp. 6.125%, 3/15/33	70,000	72,818
TransCanada PipeLines Ltd. 6.203%, 3/9/26	265,000	266,146
Western Midstream Operating LP 6.150%, 4/1/33	20,000	20,344

		2,315,286

Total Energy		2,577,921

Financials (14.9%)
Banks (9.0%)
Banco Bilbao Vizcaya Argentaria SA (USD Swap Semi 5 Year + 3.87%), 6.125%, 11/16/27 (k)(y)	400,000	320,000
Banco Santander SA (USD ICE Swap Rate 5 Year + 4.99%), 7.500%, 2/8/24 (k)(m)(y)	200,000	191,500
Bank of America Corp. (SOFR + 1.63%), 5.202%, 4/25/29 (k)	270,000	270,943
Bank of Ireland Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26 (k)§	200,000	199,564
Credit Agricole SA (USD Swap Semi 5 Year + 4.32%), 6.875%, 9/23/24 (k)(y)§	200,000	188,250
DNB Bank ASA (United States SOFR Compounded Index + 1.95%), 5.896%, 10/9/26 (k)§	250,000	251,584
HSBC Holdings plc 4.250%, 3/14/24	250,000	246,025
(USD ICE Swap Rate 5 Year + 3.75%), 6.000%, 5/22/27 (k)(y)	280,000	245,700
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 8.000%, 3/7/28 (k)(y)	200,000	197,500
(USD ICE Swap Rate 5 Year + 3.61%), 6.500%, 3/23/28 (k)(y)	230,000	202,113
HSBC USA, Inc. 5.625%, 3/17/25	400,000	402,554
ING Groep NV (USD Swap Semi 5 Year + 4.45%), 6.500%, 4/16/25 (k)(y)	200,000	184,000
JPMorgan Chase & Co. (SOFR + 2.58%), 5.717%, 9/14/33 (k)	185,000	190,003
Lloyds Banking Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.871%, 3/6/29 (k)	200,000	203,986
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.91%), 8.000%, 9/27/29 (k)(y)	260,000	237,449
NatWest Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.016%, 3/2/34 (k)	200,000	206,972
Santander Holdings USA, Inc. 3.450%, 6/2/25	170,000	161,579
Societe Generale SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.375%, 11/22/27 (k)(y)§	250,000	237,500
Standard Chartered plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.95%), 1.822%, 11/23/25 (k)§	270,000	252,760

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
UniCredit SpA (USD ICE Swap Rate 5 Year + 4.91%), 7.296%, 4/2/34 (k)§	$240,000	$226,151
Wells Fargo & Co. (SOFR + 2.02%), 5.389%, 4/24/34 (k)	157,000	158,962

		4,775,095

Capital Markets (3.6%)
BGC Partners, Inc. 4.375%, 12/15/25	345,000	325,350
Credit Suisse AG 4.750%, 8/9/24	500,000	483,750
7.950%, 1/9/25	250,000	254,375
Deutsche Bank AG (SOFR + 1.87%), 2.129%, 11/24/26 (k)	230,000	203,968
(SOFR + 3.65%), 7.079%, 2/10/34 (k)	200,000	186,500
Morgan Stanley (SOFR + 1.59%), 5.164%, 4/20/29 (k)	145,000	145,830
OWL Rock Core Income Corp. 5.500%, 3/21/25	230,000	223,778
StoneX Group, Inc. 8.625%, 6/15/25§	95,000	95,078

		1,918,629

Consumer Finance (0.5%)
General Motors Financial Co., Inc. 5.400%, 4/6/26	260,000	259,910

Financial Services (1.1%)
Armor Holdco, Inc. 8.500%, 11/15/29§	30,000	24,398
Enact Holdings, Inc. 6.500%, 8/15/25§	100,000	99,030
Global Payments, Inc. 5.400%, 8/15/32	225,000	221,352
LD Holdings Group LLC 6.500%, 11/1/25§	35,000	24,675
NMI Holdings, Inc. 7.375%, 6/1/25§	95,000	96,308
PHH Mortgage Corp. 7.875%, 3/15/26§	55,000	49,266
United Wholesale Mortgage LLC 5.750%, 6/15/27§	109,000	98,917

		613,946

Insurance (0.7%)
Genworth Holdings, Inc. 6.500%, 6/15/34	60,000	53,047
Liberty Mutual Group, Inc. 4.300%, 2/1/61§	330,000	198,825
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.000%, 9/1/52 (k)	85,000	81,600
USI, Inc. 6.875%, 5/1/25§	25,000	24,781

		358,253

Total Financials		7,925,833

Health Care (0.5%)
Health Care Equipment & Supplies (0.2%)
Medtronic Global Holdings SCA 4.250%, 3/30/28	95,000	95,086

Health Care Providers & Services (0.1%)
Prime Healthcare Services, Inc. 7.250%, 11/1/25§	55,000	48,950

Pharmaceuticals (0.2%)
Eli Lilly and Co. 4.700%, 2/27/33	130,000	134,643

Total Health Care		278,679

Industrials (4.1%)
Aerospace & Defense (0.7%)
Embraer Netherlands Finance BV 5.050%, 6/15/25	225,000	220,219
Howmet Aerospace, Inc. 6.750%, 1/15/28	110,000	115,500
Spirit AeroSystems, Inc. 4.600%, 6/15/28 (x)	35,000	29,708

		365,427

Air Freight & Logistics (0.4%)
United Parcel Service, Inc. 4.875%, 3/3/33	230,000	237,145

Building Products (0.4%)
Camelot Return Merger Sub, Inc. 8.750%, 8/1/28§	30,000	28,425
Eco Material Technologies, Inc. 7.875%, 1/31/27§	50,000	47,750
JELD-WEN, Inc. 4.875%, 12/15/27§	60,000	52,350
MIWD Holdco II LLC 5.500%, 2/1/30§	60,000	50,850
Oscar AcquisitionCo LLC 9.500%, 4/15/30§	30,000	26,175

		205,550

Commercial Services & Supplies (0.4%)
Deluxe Corp. 8.000%, 6/1/29§	30,000	23,100
Harsco Corp. 5.750%, 7/31/27§	60,000	49,505
Pitney Bowes, Inc. 6.875%, 3/15/27§	60,000	45,900
Republic Services, Inc. 5.000%, 4/1/34	50,000	51,087
Waste Pro USA, Inc. 5.500%, 2/15/26§	25,000	23,250

		192,842

Construction & Engineering (0.8%)
Artera Services LLC 9.033%, 12/4/25§	55,000	46,984
Brundage-Bone Concrete Pumping Holdings, Inc. 6.000%, 2/1/26 (x)§	50,000	47,000
Global Infrastructure Solutions, Inc. 5.625%, 6/1/29§	50,000	41,605
IHS Netherlands Holdco BV 8.000%, 9/18/27§	235,000	206,110

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Pike Corp. 5.500%, 9/1/28§	$30,000	$27,136
Weekley Homes LLC 4.875%, 9/15/28§	83,000	71,795

		440,630

Electrical Equipment (0.2%)
Atkore, Inc. 4.250%, 6/1/31§	102,000	89,633

Ground Transportation (0.0%)†
Watco Cos. LLC 6.500%, 6/15/27§	25,000	24,125

Machinery (0.2%)
Manitowoc Co., Inc. (The) 9.000%, 4/1/26§	50,000	49,625
Wabash National Corp. 4.500%, 10/15/28§	65,000	56,550

		106,175

Passenger Airlines (0.7%)
American Airlines Group, Inc. 3.750%, 3/1/25§	180,000	169,200
Mileage Plus Holdings LLC 6.500%, 6/20/27§	225,250	224,270

		393,470

Trading Companies & Distributors (0.2%)
Alta Equipment Group, Inc. 5.625%, 4/15/26§	50,000	46,750
BlueLinx Holdings, Inc. 6.000%, 11/15/29§	55,000	46,062

		92,812

Transportation Infrastructure (0.1%)
Seaspan Corp. 5.500%, 8/1/29§	60,000	47,880

Total Industrials		2,195,689

Information Technology (2.3%)
Communications Equipment (0.4%)
CommScope Technologies LLC 6.000%, 6/15/25§	160,000	150,400
Viasat, Inc. 6.500%, 7/15/28§	65,000	51,395

		201,795

Electronic Equipment, Instruments & Components (0.0%)†
Jabil, Inc. 5.450%, 2/1/29	25,000	25,128

Semiconductors & Semiconductor Equipment (0.8%)
Broadcom, Inc. 4.150%, 4/15/32§	240,000	218,280
Micron Technology, Inc. 6.750%, 11/1/29	190,000	199,600

		417,880

Software (0.2%)
GoTo Group, Inc. 5.500%, 9/1/27§	10,000	5,656
Open Text Corp. 3.875%, 12/1/29§	45,000	37,800
Veritas US, Inc. 7.500%, 9/1/25§	60,000	45,450

		88,906

Technology Hardware, Storage & Peripherals (0.9%)
Dell International LLC 5.750%, 2/1/33 (x)	155,000	156,614
Seagate HDD Cayman 9.625%, 12/1/32§	45,000	49,163
Xerox Corp. 6.750%, 12/15/39	50,000	38,000
Xerox Holdings Corp. 5.000%, 8/15/25§	160,000	152,021
5.500%, 8/15/28§	75,000	63,937

		459,735

Total Information Technology		1,193,444

Materials (3.2%)
Chemicals (1.0%)
Braskem Netherlands Finance BV 4.500%, 1/31/30§	255,000	214,123
Chemours Co. (The) 4.625%, 11/15/29§	65,000	53,300
Diamond BC BV 4.625%, 10/1/29§	25,000	24,562
Illuminate Buyer LLC 9.000%, 7/1/28§	30,000	26,475
LSF11 A5 HoldCo LLC 6.625%, 10/15/29§	30,000	25,838
Methanex Corp. 5.250%, 12/15/29	99,000	92,936
Rain CII Carbon LLC 7.250%, 4/1/25§	38,000	36,828
Trinseo Materials Operating SCA 5.375%, 9/1/25 (x)§	59,000	49,283

		523,345

Construction Materials (0.4%)
Cemex SAB de CV 3.875%, 7/11/31§	260,000	216,418

Containers & Packaging (0.1%)
Graham Packaging Co., Inc. 7.125%, 8/15/28§	25,000	21,812
OI European Group BV 4.750%, 2/15/30§	55,000	50,256

		72,068

Metals & Mining (1.5%)
Baffinland Iron Mines Corp. 8.750%, 7/15/26§	50,000	47,875
Carpenter Technology Corp. 7.625%, 3/15/30	95,000	96,781
Commercial Metals Co. 3.875%, 2/15/31	110,000	95,150
FMG Resources August 2006 Pty. Ltd. 6.125%, 4/15/32§	100,000	96,750
Infrabuild Australia Pty. Ltd. 12.000%, 10/1/24§	25,000	23,906
Mineral Resources Ltd. 8.500%, 5/1/30§	100,000	101,750

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
New Gold, Inc. 7.500%, 7/15/27§		$50,000	$48,042
Northern Star Resources Ltd. 6.125%, 4/11/33§		180,000	179,131
SunCoke Energy, Inc. 4.875%, 6/30/29§		55,000	48,047
Taseko Mines Ltd. 7.000%, 2/15/26§		55,000	50,250
TMS International Corp. 6.250%, 4/15/29§		30,000	22,819

			810,501

Paper & Forest Products (0.2%)
Domtar Corp. 6.750%, 10/1/28§		85,000	74,056

Total Materials			1,696,388

Real Estate (0.7%)
Health Care REITs (0.2%)
CTR Partnership LP (REIT) 3.875%, 6/30/28§		100,000	86,500

Hotel & Resort REITs (0.1%)
Service Properties Trust (REIT) 4.500%, 3/15/25		85,000	79,475

Real Estate Management & Development (0.2%)
Forestar Group, Inc. 5.000%, 3/1/28§		110,000	99,000

Specialized REITs (0.2%)
Crown Castle, Inc. (REIT) 5.100%, 5/1/33		115,000	115,194

Total Real Estate			380,169

Utilities (1.0%)
Electric Utilities (0.7%)
DPL, Inc. 4.125%, 7/1/25		110,000	105,462
NextEra Energy Capital Holdings, Inc. 6.051%, 3/1/25 (k)		65,000	66,034
PG&E Corp. 5.250%, 7/1/30		115,000	105,225
Vistra Operations Co. LLC 4.375%, 5/1/29§		135,000	120,249

			396,970

Gas Utilities (0.3%)
AmeriGas Partners LP 5.625%, 5/20/24		150,000	148,313

Total Utilities			545,283

Total Corporate Bonds			22,809,053

Foreign Government Securities (6.4%)
Federal Republic of Nigeria 8.375%, 3/24/29 (m)		245,000	199,032
Mex Bonos Desarr Fix Rt 7.500%, 5/26/33	MXN	15,783,500	802,584
Republic of Angola 8.000%, 11/26/29 (m)		$200,000	168,163
Republic of Costa Rica 7.000%, 4/4/44 (m)		200,000	196,663
7.158%, 3/12/45 (m)		240,000	238,620
Republic of Indonesia 7.000%, 2/15/33	IDR	11,493,000,000	809,469
Republic of South Africa 5.875%, 4/20/32		$285,000	258,691
8.875%, 2/28/35	ZAR	16,615,000	761,898

Total Foreign Government Securities			3,435,120

U.S. Treasury Obligation (3.9%)
U.S. Treasury Bonds 3.625%, 2/15/53		2,080,000	2,060,360

Total U.S. Treasury Obligation			2,060,360

Total Long-Term Debt Securities (55.7%) (Cost $29,885,692)			29,634,335

	Number of Shares		Value (Note 1)
COMMON STOCKS:
Communication Services (2.4%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.		7,224	127,648
Nippon Telegraph & Telephone Corp.		900	27,448
TELUS Corp.		1,300	27,557
Verizon Communications, Inc.		4,466	173,415

			356,068

Entertainment (0.3%)
Netflix, Inc.*		143	47,180
Nintendo Co. Ltd.		1,000	42,176
Walt Disney Co. (The)*		589	60,372

			149,728

Interactive Media & Services (0.9%)
Alphabet, Inc., Class A*		1,607	172,495
Alphabet, Inc., Class C*		1,362	147,396
Meta Platforms, Inc., Class A*		620	148,999

			468,890

Media (0.5%)
Comcast Corp., Class A		4,763	197,045
Interpublic Group of Cos., Inc. (The)		929	33,193
Publicis Groupe SA		400	32,785

			263,023

Wireless Telecommunication Services (0.1%)
KDDI Corp.		1,200	37,473
SoftBank Corp.		2,100	23,653

			61,126

Total Communication Services			1,298,835

Consumer Discretionary (3.6%)
Automobile Components (0.1%)
Bridgestone Corp.		800	32,094

Automobiles (0.6%)
Honda Motor Co. Ltd.		1,600	42,488

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Stellantis NV	2,406	$39,791
Tesla, Inc.*	763	125,368
Toyota Motor Corp.	8,000	109,850

		317,497

Broadline Retail (0.6%)
Amazon.com, Inc.*	2,377	250,655
Next plc	302	25,602
Wesfarmers Ltd.	1,671	57,558

		333,815

Hotels, Restaurants & Leisure (0.6%)
Booking Holdings, Inc.*	17	45,667
Hilton Worldwide Holdings, Inc.	395	56,888
McDonald’s Corp.	178	52,643
Starbucks Corp.	1,334	152,463
Yum! Brands, Inc.	272	38,238

		345,899

Household Durables (0.2%)
DR Horton, Inc.	451	49,529
Garmin Ltd.	375	36,814

		86,343

Specialty Retail (0.4%)
Home Depot, Inc. (The)	251	75,436
Lowe’s Cos., Inc.	229	47,593
O’Reilly Automotive, Inc.*	40	36,692
TJX Cos., Inc. (The)	519	40,908

		200,629

Textiles, Apparel & Luxury Goods (1.1%)
LVMH Moet Hennessy Louis Vuitton SE	274	263,296
Moncler SpA	3,700	274,317
NIKE, Inc., Class B	447	56,644

		594,257

Total Consumer Discretionary		1,910,534

Consumer Staples (4.7%)
Beverages (1.6%)
Brown-Forman Corp., Class B	508	33,066
Coca-Cola Co. (The)	3,738	239,792
Constellation Brands, Inc., Class A	153	35,109
Heineken NV	2,395	274,901
PepsiCo, Inc.	1,346	256,938

		839,806

Consumer Staples Distribution & Retail (0.5%)
Costco Wholesale Corp.	137	68,941
Dollar General Corp.	167	36,984
Koninklijke Ahold Delhaize NV	1,084	37,331
Walgreens Boots Alliance, Inc.	827	29,152
Walmart, Inc.	426	64,313

		236,721

Food Products (1.0%)
Archer-Daniels-Midland Co.	405	31,622
Danone SA	787	52,077
General Mills, Inc.	582	51,583
Kellogg Co.	449	31,327
Mondelez International, Inc., Class A	1,111	85,236
Nestle SA (Registered)	1,937	248,344
Tyson Foods, Inc., Class A	582	36,369

		536,558

Household Products (0.9%)
Colgate-Palmolive Co.	731	58,334
Kimberly-Clark Corp.	330	47,814
Procter & Gamble Co. (The)	2,200	344,036
Reckitt Benckiser Group plc	633	51,193

		501,377

Personal Care Products (0.3%)
Estee Lauder Cos., Inc. (The), Class A	149	36,761
Kao Corp.	700	28,328
Unilever plc	1,815	101,092

		166,181

Tobacco (0.4%)
Imperial Brands plc	1,242	30,718
Japan Tobacco, Inc.	1,100	23,668
Philip Morris International, Inc.	1,578	157,753

		212,139

Total Consumer Staples		2,492,782

Energy (1.1%)
Energy Equipment & Services (0.1%)
Schlumberger NV	692	34,150

Oil, Gas & Consumable Fuels (1.0%)
Chevron Corp.	426	71,815
ConocoPhillips	470	48,358
EOG Resources, Inc.	298	35,602
Exxon Mobil Corp.	1,061	125,559
Hess Corp.	250	36,265
Kinder Morgan, Inc.	1,949	33,426
Marathon Petroleum Corp.	464	56,608
Phillips 66	406	40,194
Santos Ltd.	6,203	29,122
Valero Energy Corp.	598	68,573

		545,522

Total Energy		579,672

Financials (4.8%)
Banks (2.1%)
Banco Bilbao Vizcaya Argentaria SA	36,510	268,582
Bank of America Corp.	1,725	50,508
BNP Paribas SA	4,194	271,529
Citigroup, Inc.	729	34,314
DBS Group Holdings Ltd.	2,000	49,603
Fifth Third Bancorp	1,611	42,208
JPMorgan Chase & Co.	685	94,694
KeyCorp	2,518	28,353
Oversea-Chinese Banking Corp. Ltd.	4,300	40,707
PNC Financial Services Group, Inc. (The)	317	41,289
Regions Financial Corp.	657	11,997
Truist Financial Corp.	1,620	52,780
US Bancorp	1,643	56,322
Wells Fargo & Co.	971	38,597

		1,081,483

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Capital Markets (0.9%)
Bank of New York Mellon Corp. (The)	541	$23,041
BlackRock, Inc.	189	126,857
Blackstone, Inc., Class A	506	45,201
Charles Schwab Corp. (The)	451	23,560
CME Group, Inc.	314	58,332
Goldman Sachs Group, Inc. (The)	124	42,586
Moody’s Corp.	140	43,837
Morgan Stanley	443	39,857
MSCI, Inc.	72	34,736
Northern Trust Corp.	145	11,333
S&P Global, Inc.	117	42,422

		491,762

Financial Services (0.7%)
Berkshire Hathaway, Inc., Class B*	399	131,092
Fiserv, Inc.*	333	40,666
Mastercard, Inc., Class A	213	80,946
PayPal Holdings, Inc.*	440	33,440
Visa, Inc., Class A	408	94,954

		381,098

Insurance (1.1%)
Aflac, Inc.	578	40,373
Allianz SE (Registered)	336	84,290
Allstate Corp. (The)	194	22,457
American International Group, Inc.	660	35,006
Arch Capital Group Ltd.*	708	53,150
Arthur J Gallagher & Co.	212	44,109
AXA SA	1,306	42,636
Everest Re Group Ltd.	105	39,690
Manulife Financial Corp.	1,200	23,693
Marsh & McLennan Cos., Inc.	198	35,678
MetLife, Inc.	479	29,377
Sun Life Financial, Inc.	500	24,527
Swiss Re AG	320	32,162
Tokio Marine Holdings, Inc.	1,600	32,191
Zurich Insurance Group AG	120	58,042

		597,381

Total Financials		2,551,724

Health Care (5.5%)
Biotechnology (0.9%)
AbbVie, Inc.	1,745	263,704
Amgen, Inc.	608	145,762
Gilead Sciences, Inc.	551	45,298

		454,764

Health Care Equipment & Supplies (0.7%)
Abbott Laboratories	440	48,607
Becton Dickinson & Co.	133	35,153
Boston Scientific Corp.*	785	40,914
Edwards Lifesciences Corp.*	447	39,327
Intuitive Surgical, Inc.*	136	40,966
Medtronic plc	1,489	135,425
Stryker Corp.	151	45,247

		385,639

Health Care Providers & Services (0.6%)
Centene Corp.*	408	28,123
Cigna Group (The)	169	42,806
CVS Health Corp.	1,538	112,751
Elevance Health, Inc.	99	46,396
UnitedHealth Group, Inc.	199	97,926

		328,002

Life Sciences Tools & Services (0.3%)
Agilent Technologies, Inc.	246	33,316
Danaher Corp.	198	46,908
Thermo Fisher Scientific, Inc.	117	64,923

		145,147

Pharmaceuticals (3.0%)
Bristol-Myers Squibb Co.	692	46,205
Eli Lilly and Co.	220	87,089
GSK plc	3,284	59,491
Johnson & Johnson	2,403	393,371
Merck & Co., Inc.	2,545	293,871
Novartis AG (Registered)	1,561	159,769
Otsuka Holdings Co. Ltd.	900	30,817
Pfizer, Inc.	5,492	213,584
Roche Holding AG	540	169,256
Sanofi	875	96,443
Zoetis, Inc.	257	45,176

		1,595,072

Total Health Care		2,908,624

Industrials (3.0%)
Aerospace & Defense (0.4%)
BAE Systems plc	2,792	35,597
Boeing Co. (The)*	191	39,495
General Dynamics Corp.	156	34,061
Northrop Grumman Corp.	93	42,898
Raytheon Technologies Corp.	451	45,055

		197,106

Air Freight & Logistics (0.4%)
Deutsche Post AG (Registered)	1,061	50,922
United Parcel Service, Inc., Class B	800	143,848

		194,770

Building Products (0.1%)
Trane Technologies plc	209	38,834

Commercial Services & Supplies (0.1%)
Cintas Corp.	89	40,563

Electrical Equipment (0.3%)
ABB Ltd. (Registered)	1,858	67,063
Eaton Corp. plc	209	34,928
Emerson Electric Co.	563	46,875
Mitsubishi Electric Corp.	2,300	28,516

		177,382

Ground Transportation (0.1%)
Norfolk Southern Corp.	160	32,485
Union Pacific Corp.	209	40,901

		73,386

Industrial Conglomerates (0.5%)
3M Co.	758	80,515
General Electric Co.	564	55,819
Honeywell International, Inc.	167	33,373

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Siemens AG (Registered)	635	$104,179

		273,886

Machinery (0.7%)
Atlas Copco AB, Class A	4,416	63,936
Caterpillar, Inc.	162	35,446
Cummins, Inc.	327	76,858
Deere & Co.	89	33,644
Dover Corp.	339	49,548
Kone OYJ, Class B	542	30,907
Parker-Hannifin Corp.	127	41,260
Volvo AB, Class B	2,049	42,385

		373,984

Marine Transportation (0.0%)†
AP Moller – Maersk A/S, Class B	4	7,215

Professional Services (0.3%)
Automatic Data Processing, Inc.	160	35,200
Paychex, Inc.	360	39,550
RELX plc	1,663	55,318
SGS SA (Registered)	335	30,253

		160,321

Trading Companies & Distributors (0.1%)
ITOCHU Corp.	1,100	36,553
Mitsui & Co. Ltd.	1,300	40,702

		77,255

Total Industrials		1,614,702

Information Technology (5.8%)
Communications Equipment (0.4%)
Cisco Systems, Inc.	4,178	197,411

Electronic Equipment, Instruments & Components (0.2%)
Amphenol Corp., Class A	532	40,150
Keysight Technologies, Inc.*	243	35,147
Kyocera Corp.	100	5,251
TE Connectivity Ltd.	308	37,690

		118,238

IT Services (0.3%)
Accenture plc, Class A	186	52,134
International Business Machines Corp.	971	122,744

		174,878

Semiconductors & Semiconductor Equipment (1.9%)
Advanced Micro Devices, Inc.*	560	50,047
Analog Devices, Inc.	205	36,875
Applied Materials, Inc.	451	50,976
Broadcom, Inc.	414	259,371
Intel Corp.	4,361	135,453
KLA Corp.	93	35,948
NVIDIA Corp.	681	188,971
QUALCOMM, Inc.	339	39,595
Texas Instruments, Inc.	913	152,654
Tokyo Electron Ltd.	400	45,681

		995,571

Software (1.7%)
Adobe, Inc.*	143	53,991
Intuit, Inc.	112	49,723
Microsoft Corp.	2,032	624,352
Oracle Corp.	433	41,014
Roper Technologies, Inc.	74	33,654
Salesforce, Inc.*	337	66,851
ServiceNow, Inc.*	89	40,888

		910,473

Technology Hardware, Storage & Peripherals (1.3%)
Apple, Inc.	3,777	640,881
HP, Inc.	1,125	33,424

		674,305

Total Information Technology		3,070,876

Materials (1.3%)
Chemicals (0.6%)
Air Products and Chemicals, Inc.	197	57,989
BASF SE	957	49,413
Dow, Inc.	832	45,261
Linde plc	137	50,615
LyondellBasell Industries NV, Class A	755	71,430
Sherwin-Williams Co. (The)	163	38,719

		313,427

Construction Materials (0.2%)
CRH plc	870	42,073
Holcim AG*	613	40,384

		82,457

Metals & Mining (0.5%)
Anglo American plc	1,237	37,990
BHP Group Ltd.	3,938	116,516
Freeport-McMoRan, Inc.	861	32,640
Rio Tinto Ltd.	498	37,204
Rio Tinto plc	881	55,942

		280,292

Paper & Forest Products (0.0%)†
UPM-Kymmene OYJ	778	24,807

Total Materials		700,983

Real Estate (0.6%)
Health Care REITs (0.1%)
Healthpeak Properties, Inc. (REIT)	1,702	37,393

Industrial REITs (0.1%)
Prologis, Inc. (REIT)	318	39,829

Real Estate Management & Development (0.1%)
Daiwa House Industry Co. Ltd.	1,000	25,522
Sun Hung Kai Properties Ltd.	2,500	34,825

		60,347

Residential REITs (0.2%)
AvalonBay Communities, Inc. (REIT)	253	45,634
Camden Property Trust (REIT)	395	43,470
Equity Residential (REIT)	609	38,519

		127,623

Specialized REITs (0.1%)
American Tower Corp. (REIT)	149	30,454

Total Real Estate		295,646

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (1.5%)
Electric Utilities (0.8%)
Alliant Energy Corp.	1,387	$76,479
American Electric Power Co., Inc.	527	48,705
Duke Energy Corp.	614	60,712
Edison International	444	32,678
Evergy, Inc.	577	35,838
Exelon Corp.	723	30,684
Hydro One Ltd. (m)	1,000	29,287
Iberdrola SA	4,769	61,871
NextEra Energy, Inc.	388	29,733
Xcel Energy, Inc.	605	42,296

		448,283

Multi-Utilities (0.7%)
Ameren Corp.	416	37,012
CMS Energy Corp.	1,182	73,591
Consolidated Edison, Inc.	377	37,123
DTE Energy Co.	308	34,622
National Grid plc	3,322	47,652
NiSource, Inc.	1,588	45,195
Sempra Energy	286	44,470
WEC Energy Group, Inc.	378	36,352

		356,017

Total Utilities		804,300

Total Common Stocks (34.3%) (Cost $17,440,787)		18,228,678

EXCHANGE TRADED FUNDS (ETF):
Equity (2.9%)
iShares MSCI All Country Asia ex Japan ETF	23,000	1,534,330

Alternatives (4.1%)
Global X S&P 500 Covered Call ETF (x)	54,674	2,214,844

Total Exchange Traded Funds (7.0%) (Cost $3,720,179)		3,749,174

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Repurchase Agreement (1.1%)
Deutsche Bank Securities, Inc., 4.78%, dated 4/28/23, due 5/1/23, repurchase price $583,576, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/23-5/15/43; total market value $595,010. (xx)	$583,344	583,344

Total Short-Term Investment (1.1%) (Cost $583,344)		583,344

Total Investments in Securities (98.1%) (Cost $51,630,002)		52,195,531
Other Assets Less Liabilities (1.9%)		1,015,155

Net Assets (100%)		$53,210,686

*	Non-income producing.
†	Percent shown is less than 0.05%.
§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At April 30, 2023, the market value of these securities amounted to $12,425,410 or 23.4% of net assets.

(e)	Step Bond – Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of April 30, 2023. Maturity date disclosed is the ultimate maturity date.
(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of April 30, 2023.
(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30, 2023.

(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At April 30, 2023, the market value or fair value, as applicable, of these securities amounted to $1,212,650 or 2.3% of net assets.

(x)	All or a portion of security is on loan at April 30, 2023.
(xx)

At April 30, 2023, the Fund had loaned securities with a total value of $574,295. This was collateralized by cash of $583,344 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

(y)

Securities are perpetual and, thus, do not have a predetermined maturity date. The coupon rate for these securities are fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of April 30, 2023.

Glossary:

CLO	— Collateralized Loan Obligation
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

Country Diversification As a Percentage of Total Net Assets
Angola	0.3%
Australia	1.3
Brazil	0.8
Canada	2.1
Cayman Islands	1.7
Chile	0.2
Costa Rica	0.8
Denmark	0.0 #
Finland	0.1
France	2.0
Germany	1.3
Guatemala	0.4
Hong Kong	0.2
Indonesia	1.5
Ireland	0.5
Italy	1.1
Japan	1.1
Mexico	1.9
Netherlands	0.9
Nigeria	0.8
Norway	0.5
Singapore	0.2
South Africa	2.0
Spain	1.6
Sweden	0.2
Switzerland	2.0
United Kingdom	4.0
United States	68.6
Cash and Other	1.9

100.0%

#	Percent shown is less than 0.05%.

Written Call Options Contracts as of April 30, 2023 (Note 1):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value ($)
S&P 500 Index	Exchange Traded	21	USD	(2,100)	USD 4,120.00	5/19/2023	(192,990)

Total Written Options Contracts (Premiums Received ($153,678))							(192,990)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed Securities	$—	$925,654	$—	$925,654
Common Stocks
Communication Services	1,135,300	163,535	—	1,298,835
Consumer Discretionary	1,065,538	844,996	—	1,910,534
Consumer Staples	1,645,130	847,652	—	2,492,782
Energy	550,550	29,122	—	579,672
Financials	1,671,982	879,742	—	2,551,724
Health Care	2,392,848	515,776	—	2,908,624
Industrials	1,021,156	593,546	—	1,614,702
Information Technology	3,019,944	50,932	—	3,070,876
Materials	296,654	404,329	—	700,983
Real Estate	235,299	60,347	—	295,646
Utilities	694,777	109,523	—	804,300

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Convertible Bonds
Communication Services	$—	$46,697	$—	$46,697
Consumer Discretionary	—	27,729	—	27,729
Consumer Staples	—	77,662	—	77,662
Financials	—	51,232	—	51,232
Industrials	—	200,828	—	200,828
Corporate Bonds
Communication Services	—	1,687,802	—	1,687,802
Consumer Discretionary	—	3,574,078	—	3,574,078
Consumer Staples	—	753,767	—	753,767
Energy	—	2,577,921	—	2,577,921
Financials	—	7,925,833	—	7,925,833
Health Care	—	278,679	—	278,679
Industrials	—	2,195,689	—	2,195,689
Information Technology	—	1,193,444	—	1,193,444
Materials	—	1,696,388	—	1,696,388
Real Estate	—	380,169	—	380,169
Utilities	—	545,283	—	545,283
Exchange Traded Funds	3,749,174	—	—	3,749,174
Foreign Government Securities	—	3,435,120	—	3,435,120
Short-Term Investment
Repurchase Agreement	—	583,344	—	583,344
U.S. Treasury Obligation	—	2,060,360	—	2,060,360

Total Assets	$17,478,352	$34,717,179	$—	$52,195,531

Liabilities:
Options Written
Call Options Written	$(192,990)	$—	$—	$(192,990)

Total Liabilities	$(192,990)	$—	$—	$(192,990)

Total	$17,285,362	$34,717,179	$—	$52,002,541

Fair Values of Derivative Instruments as of April 30, 2023:

	Statement of Assets and Liabilities
Derivatives Contracts^	Liability Derivatives	Fair Value
Equity contracts	Payables, Net assets – Unrealized depreciation	$(192,990)

Total		$(192,990)

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

The Effect of Derivative Instruments on the Statement of Operations for the six months ended April 30, 2023:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Total
Equity contracts	$(103,399)	$(103,399)

Total	$(103,399)	$(103,399)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Contracts^	Options	Total
Equity contracts	$(39,312)	$(39,312)

Total	$(39,312)	$(39,312)

^ The Fund held option contracts as a substitute for investing in conventional securities, hedging and in an attempt to enhance returns.

The Fund held option contracts with an average notional balance of approximately $256,000 during the six months ended April 30, 2023.

Investment security transactions for the six months ended April 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$50,258,761
Long-term U.S. government debt securities	9,656,031

$59,914,792

Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$48,939,822
Long-term U.S. government debt securities	9,899,759

$58,839,581

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,556,690
Aggregate gross unrealized depreciation	(1,102,324)

Net unrealized appreciation	$454,366

Federal income tax cost of investments in securities and derivative instruments, if applicable	$51,548,175

For the six months ended April 30, 2023, the Fund incurred approximately $160 as brokerage commissions with Sanford C. Bernstein & Co., LLC, an affiliated broker/dealer.

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $51,046,658)	$51,612,187
Repurchase Agreements (Cost $583,344)	583,344
Cash	2,344,608
Foreign cash (Cost $79,748)	79,818
Receivable for securities sold	813,345
Dividends, interest and other receivables	489,354
Prepaid registration and filing fees	27,838
Securities lending income receivable	760
Receivable for Fund shares sold	81

Total assets	55,951,335

LIABILITIES
Payable for securities purchased	1,708,481
Payable for return of collateral on securities loaned	583,344
Options written, at value (Premiums received $153,678)	192,990
Dividends and distributions payable	181,242
Payable for Fund shares repurchased	10,744
Transfer agent fees payable	6,914
Administrative fees payable	6,546
Investment advisory fees payable	6,307
Distribution fees payable – Class A	1,034
Trustees’ fees payable	474
Distribution fees payable – Class R	72
Accrued expenses	42,501

Total liabilities	2,740,649

NET ASSETS	$53,210,686

Net assets were comprised of:
Paid in capital	$52,855,966
Total distributable earnings (loss)	354,720

Net assets	$53,210,686

Class A
Net asset value and redemption price per share, $5,030,364 / 491,131 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.24
Maximum sales charge (4.50% of offering price)	0.48

Maximum offering price per share	$10.72

Class I
Net asset value, offering and redemption price per share, $48,006,760 / 4,682,885 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.25

Class R
Net asset value, offering and redemption price per share, $173,562 / 16,959 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.23

(x)	Includes value of securities on loan of $574,295.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2023 (Unaudited)

INVESTMENT INCOME
Interest (net of $1,896 foreign withholding tax)	$1,081,506
Dividends (net of $13,811 foreign withholding tax)	402,487
Securities lending (net)	7,176

Total income	1,491,169

EXPENSES
Investment advisory fees	170,220
Professional fees	49,442
Administrative fees	39,282
Registration and filing fees	18,933
Transfer agent fees	17,455
Custodian fees	14,523
Printing and mailing expenses	11,755
Distribution fees – Class A	6,052
Trustees’ fees	861
Distribution fees – Class R	433
Miscellaneous	9,292

Gross expenses	338,248
Less: Waiver from investment adviser	(123,927)

Net expenses	214,321

NET INVESTMENT INCOME (LOSS)	1,276,848

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	1,245
Foreign currency transactions	21,464
Options written	(103,399)

Net realized gain (loss)	(80,690)

Change in unrealized appreciation (depreciation) on:
Investments in securities	2,696,989
Foreign currency translations	823
Options written	(39,312)

Net change in unrealized appreciation (depreciation)	2,658,500

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,577,810

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,854,658

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,276,848	$1,034,956
Net realized gain (loss)	(80,690)	1,479,876
Net change in unrealized appreciation (depreciation)	2,658,500	(9,957,838)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,854,658	(7,443,006)

Distributions to shareholders:
Class A	(209,209)	(540,321)
Class I	(2,106,874)	(7,375,626)
Class R	(7,321)	(20,118)

Total distributions to shareholders	(2,323,404)	(7,936,065)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 63,439 and 108,775 shares, respectively ]	646,905	1,197,094
Capital shares issued in reinvestment of dividends and distributions [ 19,926 and 47,161 shares, respectively ]	204,563	527,259
Capital shares repurchased [ (41,646) and (113,366) shares , respectively]	(426,032)	(1,232,204)

Total Class A transactions	425,436	492,149

Class I
Capital shares sold [ 122,165 and 112,024 shares, respectively ]	1,248,211	1,187,510
Capital shares issued in reinvestment of dividends and distributions [ 19,088 and 67,812 shares, respectively ]	196,052	762,467
Capital shares repurchased [ (116,279) and (1,089,258) shares , respectively]	(1,182,294)	(11,392,348)

Total Class I transactions	261,969	(9,442,371)

Class R
Capital shares sold [ 150 and 352 shares, respectively ]	1,521	3,719
Capital shares issued in reinvestment of dividends and distributions [ 294 and 675 shares, respectively ]	3,014	7,552
Capital shares repurchased [ (366) and (71) shares , respectively]	(3,738)	(823)

Total Class R transactions	797	10,448

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	688,202	(8,939,774)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,219,456	(24,318,845)
NET ASSETS:
Beginning of period	50,991,230	75,310,075

End of period	$53,210,686	$50,991,230

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
Class A			2022		2021		2020		2019		2018
Net asset value, beginning of period	$9.94		$12.54		$11.47		$11.23		$10.61		$11.25

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.24		0.16		0.07		0.12		0.18		0.15
Net realized and unrealized gain (loss)	0.50		(1.46)		1.91		0.70		0.91		(0.01)

Total from investment operations	0.74		(1.30)		1.98		0.82		1.09		0.14

Less distributions:
Dividends from net investment income	(0.24)		(0.24)		(0.12)		(0.18)		(0.17)		(0.13)
Distributions from net realized gains	(0.20)		(1.06)		(0.79)		(0.40)		(0.30)		(0.65)

Total dividends and distributions	(0.44)		(1.30)		(0.91)		(0.58)		(0.47)		(0.78)

Net asset value, end of period	$10.24		$9.94		$12.54		$11.47		$11.23		$10.61

Total return (b)	7.51%		(11.35)%		18.12%		7.64%		10.73%		1.19%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,030		$4,469		$5,104		$3,520		$2,081		$2,440
Ratio of expenses to average net assets:
After waivers (a)(f)	1.04%		1.14	%(j)	1.16	%(k)	1.16	%(k)	1.15	%(k)	1.20	%(m)
Before waivers (a)(f)	1.52%		1.68%		1.48%		1.61%		1.67%		1.66%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	4.65%		1.52%		0.59%		1.05%		1.70%		1.39%
Before waivers (a)(f)(x)	4.18%		0.98%		0.28%		0.60%		1.19%		0.93%
Portfolio turnover rate^	118	%(z)	255	%*	106%		131%		63%		79%

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
Class I			2022		2021		2020		2019		2018
Net asset value, beginning of period	$9.95		$12.57		$11.49		$11.25		$10.63		$11.27

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.25		0.18		0.10		0.15		0.21		0.18
Net realized and unrealized gain (loss)	0.50		(1.45)		1.92		0.70		0.91		(0.01)

Total from investment operations	0.75		(1.27)		2.02		0.85		1.12		0.17

Less distributions:
Dividends from net investment income	(0.25)		(0.29)		(0.15)		(0.21)		(0.20)		(0.16)
Distributions from net realized gains	(0.20)		(1.06)		(0.79)		(0.40)		(0.30)		(0.65)

Total dividends and distributions	(0.45)		(1.35)		(0.94)		(0.61)		(0.50)		(0.81)

Net asset value, end of period	$10.25		$9.95		$12.57		$11.49		$11.25		$10.63

Total return (b)	7.61%		(11.10)%		18.47%		7.89%		11.00%		1.44%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$48,007		$46,354		$70,007		$62,303		$59,997		$57,126
Ratio of expenses to average net assets:
After waivers (a)(f)	0.79%		0.89	%(j)	0.91	%(k)	0.91	%(k)	0.90	%(k)	0.95	%(m)
Before waivers (a)(f)	1.27%		1.40%		1.23%		1.36%		1.42%		1.41%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	4.90%		1.66%		0.85%		1.35%		1.95%		1.62%
Before waivers (a)(f)(x)	4.43%		1.15%		0.53%		0.89%		1.43%		1.16%
Portfolio turnover rate^	118	%(z)	255	%*	106%		131%		63%		79%

See Notes to Financial Statements.

1290 FUNDS

1290 LOOMIS SAYLES MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
Class R			2022		2021		2020		2019		2018
Net asset value, beginning of period	$9.94		$12.51		$11.44		$11.21		$10.59		$11.23

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.22		0.13		0.04		0.09		0.15		0.12
Net realized and unrealized gain (loss)	0.50		(1.45)		1.92		0.70		0.91		(0.01)

Total from investment operations	0.72		(1.32)		1.96		0.79		1.06		0.11

Less distributions:
Dividends from net investment income	(0.23)		(0.19)		(0.10)		(0.16)		(0.14)		(0.10)
Distributions from net realized gains	(0.20)		(1.06)		(0.79)		(0.40)		(0.30)		(0.65)

Total dividends and distributions	(0.43)		(1.25)		(0.89)		(0.56)		(0.44)		(0.75)

Net asset value, end of period	$10.23		$9.94		$12.51		$11.44		$11.21		$10.59

Total return (b)	7.30%		(11.52)%		17.87%		7.30%		10.46%		0.93%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$174		$168		$199		$179		$168		$156
Ratio of expenses to average net assets:
After waivers (a)(f)	1.29%		1.39	%(j)	1.41	%(k)	1.41	%(k)	1.40	%(k)	1.45	%(m)
Before waivers (a)(f)	1.77%		1.93%		1.73%		1.86%		1.92%		1.91%
Ratio of net investment income (loss) to average net assets:
After waivers (a)(f)(x)	4.40%		1.26%		0.35%		0.84%		1.44%		1.13%
Before waivers (a)(f)(x)	3.93%		0.72%		0.03%		0.39%		0.93%		0.67%
Portfolio turnover rate^	118	%(z)	255	%*	106%		131%		63%		79%
*	The portfolio turnover rate calculation includes purchase and sales made as a result of the replacement of the sub-adviser.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.17% for Class A, 0.92% for Class I and 1.42% for Class R.
(k)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.20% for Class A, 0.95% for Class I and 1.45% for Class R.
(m)	Including direct and indirect expenses, the net expense ratio after waivers would be 1.25% for Class A, 1.00% for Class I and 1.50% for Class R.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 MULTI-ALTERNATIVE STRATEGIES FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities)

As of April 30, 2023
Alternatives	30.2%
Fixed Income	27.1
Equity	20.5
Commodity	12.6
Repurchase Agreements	9.6

Top 10 Holdings (as a percentage of Total Investments in Securities)

As of April 30, 2023
iShares Convertible Bond ETF	13.6%
Vanguard Short-Term Inflation-Protected Securities ETF	13.5
IQ Merger Arbitrage ETF	13.2
iMGP DBi Managed Futures Strategy ETF	12.1
JPMorgan Equity Premium Income ETF	7.9
Invesco DB Precious Metals Fund	6.3
Vanguard Global ex-U.S. Real Estate ETF	6.3
iShares Core US REIT ETF	6.2
Deutsche Bank Securities, Inc.	6.1
ProShares Long Online/Short Stores ETF	5.0
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A and Class R shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid During Period* 11/1/22 - 4/30/23
Class A
Actual	$1,000.00	$1,016.00	$5.50
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class I
Actual	1,000.00	1,017.50	4.25
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26
Class R
Actual	1,000.00	1,013.40	6.74
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.10	6.76

* Expenses are equal to the Fund’s A, I and R shares annualized expense ratio of 1.10%, 0.85% and 1.35%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS

April 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
EXCHANGE TRADED FUNDS (ETF):
Alternatives (33.1%)
iMGP DBi Managed Futures Strategy ETF	65,340	$1,735,430
IQ Merger Arbitrage ETF*	59,730	1,894,636
ProShares Long Online/Short Stores ETF*‡	23,310	718,640
ProShares RAFI Long/Short, Escrow Shares (r)*	19,010	—

Total Alternatives		4,348,706

Commodity (13.8%)
Invesco DB Agriculture Fund	22,300	467,185
Invesco DB Energy Fund	21,350	432,551
Invesco DB Precious Metals Fund	17,600	912,072

Total Commodity		1,811,808

Equity (22.3%)
iShares Core US REIT ETF	17,640	896,288
JPMorgan Equity Premium Income ETF (x)	20,530	1,137,362
Vanguard Global ex-U.S. Real Estate ETF (x)	21,460	906,256

Total Equity		2,939,906

Fixed Income (29.7%)
iShares Convertible Bond ETF	27,450	1,959,107
Vanguard Short-Term Inflation-Protected Securities ETF	40,600	1,942,304

Total Fixed Income		3,901,411

Total Exchange Traded Funds (98.9%) (Cost $14,437,471)		13,001,831

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Repurchase Agreements (10.5%)
Deutsche Bank Securities, Inc., 4.78%, dated 4/28/23, due 5/1/23, repurchase price $870,614, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/23-5/15/43; total market value $887,672. (xx)	$870,267	870,267
Santander US Capital Markets LLC, 4.81%, dated 4/28/23, due 5/1/23, repurchase price $512,380, collateralized by various Corporate Bonds, 4.250%, maturing 5/25/33, U.S. Government Agency Securities, ranging from 1.101%-5.453%, maturing 8/25/30-11/20/69; total market value $522,628. (xx)	512,175	512,175

Total Repurchase Agreements		1,382,442

Total Short-Term Investments (10.5%) (Cost $1,382,442)		1,382,442

Total Investments in Securities (109.4%) (Cost $15,819,913)		14,384,273
Other Assets Less Liabilities (-9.4%)		(1,243,568)

Net Assets (100%)		$13,140,705

*	Non-income producing.
‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.
(r)	Fair value determined using significant unobservable inputs.
(x)	All or a portion of security is on loan at April 30, 2023.
(xx)

At April 30, 2023, the Fund had loaned securities with a total value of $1,365,301. This was collateralized by cash of $1,382,442 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trust

Investments in companies which were affiliates for the six months ended April 30, 2023, were as follows:

Security Description	Shares at April 30, 2023	Market Value October 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value April 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EXCHANGE TRADED FUNDS (ETF):
Alternatives
ProShares Long Online/Short Stores ETF*,**	23,310	739,937	—	(63,086)	(80,924)	122,713	718,640	—	—

**	Not affiliated at October 31, 2022.

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)		Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$13,001,831	$—	$—	(a)	$13,001,831
Short-Term Investments
Repurchase Agreements	—	1,382,442	—		1,382,442

Total Assets	$13,001,831	$1,382,442	$—		$14,384,273

Total Liabilities	$—	$—	$—		$—

Total	$13,001,831	$1,382,442	$—		$14,384,273

(a)	Value is zero

The Fund held no derivatives contracts during the six months ended April 30, 2023.

Investment security transactions for the six months ended April 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$5,276,589
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$4,913,239

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$166,778
Aggregate gross unrealized depreciation	(1,742,353)

Net unrealized depreciation	$(1,575,575)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$15,959,848

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Affiliated Issuers (Cost $1,159,699)	$718,640
Unaffiliated Issuers (Cost $13,277,772)	12,283,191
Repurchase Agreements (Cost $1,382,442)	1,382,442
Cash	103,235
Receivable for Fund shares sold	51,817
Prepaid registration and filing fees	13,454
Receivable from investment adviser	2,165
Securities lending income receivable	921

Total assets	14,555,865

LIABILITIES
Payable for return of collateral on securities loaned	1,382,442
Transfer agent fees payable	3,814
Payable for Fund shares repurchased	166
Trustees’ fees payable	103
Distribution fees payable – Class A	79
Distribution fees payable – Class R	53
Accrued expenses	28,503

Total liabilities	1,415,160

NET ASSETS	$13,140,705

Net assets were comprised of:
Paid in capital	$15,330,554
Total distributable earnings (loss)	(2,189,849)

Net assets	$13,140,705

Class A
Net asset value and redemption price per share, $383,243 / 44,240 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.66
Maximum sales charge (5.50% of offering price)	0.50

Maximum offering price per share	$9.16

Class I
Net asset value, offering and redemption price per share, $12,633,392 / 1,457,236 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.67

Class R
Net asset value, offering and redemption price per share, $124,070 / 14,386 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.62

(x)	Includes value of securities on loan of $1,365,301.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends	$148,948
Interest	1,807
Securities lending (net)	6,080

Total income	156,835

EXPENSES
Investment advisory fees	31,574
Professional fees	23,120
Registration and filing fees	15,619
Transfer agent fees	13,643
Administrative fees	9,472
Printing and mailing expenses	6,622
Custodian fees	2,801
Distribution fees – Class A	503
Distribution fees – Class R	328
Trustees’ fees	208
Miscellaneous	3,000

Gross expenses	106,890
Less: Waiver from investment adviser	(41,046)
Reimbursement from investment adviser	(11,342)

Net expenses	54,502

NET INVESTMENT INCOME (LOSS)	102,333

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities ($(80,924) realized gain (loss) from affiliates)	(311,662)
Net change in unrealized appreciation (depreciation) on investments in securities ($122,713 of change in unrealized appreciation (depreciation) from affiliates)	430,354

NET REALIZED AND UNREALIZED GAIN (LOSS)	118,692

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$221,025

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$102,333	$251,984
Net realized gain (loss)	(311,662)	(229,458)
Net change in unrealized appreciation (depreciation)	430,354	(2,219,996)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	221,025	(2,197,470)

Distributions to shareholders:
Class A	(11,013)	(61,473)
Class I	(335,910)	(1,528,806)
Class R	(2,987)	(14,470)

Total distributions to shareholders	(349,910)	(1,604,749)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 66 and 1,395 shares, respectively ]	567	12,851
Capital shares issued in reinvestment of dividends [ 1,008 and 5,213 shares, respectively ]	8,798	51,140
Capital shares repurchased [ (7,134) and (15,796) shares , respectively]	(61,896)	(152,199)

Total Class A transactions	(52,531)	(88,208)

Class I
Capital shares sold [ 173,618 and 167,874 shares, respectively ]	1,509,176	1,614,312
Capital shares issued in reinvestment of dividends [ 10,989 and 50,070 shares, respectively ]	95,937	491,182
Capital shares repurchased [ (104,634) and (262,372) shares , respectively]	(917,546)	(2,468,330)

Total Class I transactions	687,567	(362,836)

Class R
Capital shares sold [ 794 and 3,306 shares, respectively ]	6,857	30,745
Capital shares issued in reinvestment of dividends [ 116 and 449 shares, respectively ]	1,005	4,393
Capital shares repurchased [ (1,588) and (5,334) shares , respectively]	(13,722)	(52,577)

Total Class R transactions	(5,860)	(17,439)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	629,176	(468,483)

TOTAL INCREASE (DECREASE) IN NET ASSETS	500,291	(4,270,702)
NET ASSETS:
Beginning of period	12,640,414	16,911,116

End of period	$13,140,705	$12,640,414

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
Class A			2022	2021		2020		2019		2018
Net asset value, beginning of period	$8.74		$11.27	$9.92		$10.32		$10.02		$10.21

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07		0.15	0.26		0.10		0.11		0.04
Net realized and unrealized gain (loss)	0.07		(1.65)	1.15		(0.30)		0.28		(0.19)

Total from investment operations	0.14		(1.50)	1.41		(0.20)		0.39		(0.15)

Less distributions:
Dividends from net investment income	(0.22)		(0.16)	(0.06)		(0.20)		(0.04)		—
Distributions from net realized gains	—		(0.87)	—		—		(0.05)		(0.04)

Total dividends and distributions	(0.22)		(1.03)	(0.06)		(0.20)		(0.09)		(0.04)

Net asset value, end of period	$8.66		$8.74	$11.27		$9.92		$10.32		$10.02

Total return (b)	1.60%		(14.28)%	14.24%		(2.01)%		3.98%		(1.49)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$383		$440	$670		$556		$627		$827
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%		1.10%	1.13	%(j)	1.06	%***(k)	1.07	%**(m)	1.03	%(n)
Before waivers and reimbursements (a)(f)	1.93%		1.86%	1.78%		1.97%		1.89%		1.79%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.52	%(x)	1.55%	2.34	%(x)	1.03	%(x)	1.12	%(x)	0.39	%(x)
Before waivers and reimbursements (a)(f)	0.70	%(x)	0.79%	1.69	%(x)	0.12	%(x)	0.30	%(x)	(0.37	)%(x)
Portfolio turnover rate^	39	%(z)	26%	66%		15%		8%		5%

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
Class I			2022	2021		2020		2019		2018
Net asset value, beginning of period	$8.76		$11.29	$9.94		$10.34		$10.04		$10.23

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.07		0.17	0.27		0.13		0.13		0.07
Net realized and unrealized gain (loss)	0.08		(1.64)	1.16		(0.31)		0.29		(0.20)

Total from investment operations	0.15		(1.47)	1.43		(0.18)		0.42		(0.13)

Less distributions:
Dividends from net investment income	(0.24)		(0.19)	(0.08)		(0.22)		(0.07)		(0.02)
Distributions from net realized gains	—		(0.87)	—		—		(0.05)		(0.04)

Total dividends and distributions	(0.24)		(1.06)	(0.08)		(0.22)		(0.12)		(0.06)

Net asset value, end of period	$8.67		$8.76	$11.29		$9.94		$10.34		$10.04

Total return (b)	1.75%		(14.04)%	14.48%		(1.76)%		4.25%		(1.25)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$12,633		$12,070	$16,054		$13,776		$17,783		$18,151
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%		0.85%	0.88	%(j)	0.81	%***(k)	0.82	%**(m)	0.78	%(n)
Before waivers and reimbursements (a)(f)	1.68%		1.61%	1.53%		1.71%		1.63%		1.54%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.63	%(x)	1.75%	2.45	%(x)	1.36	%(x)	1.32	%(x)	0.66	%(x)
Before waivers and reimbursements (a)(f)	0.80	%(x)	0.99%	1.80	%(x)	0.46	%(x)	0.50	%(x)	(0.11	)%(x)
Portfolio turnover rate^	39	%(z)	26%	66%		15%		8%		5%

See Notes to Financial Statements.

1290 FUNDS

1290 MULTI-ALTERNATIVE STRATEGIES FUND

FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
Class R			2022	2021		2020		2019		2018
Net asset value, beginning of period	$8.70		$11.21	$9.87		$10.27		$9.97		$10.19

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.05		0.12	0.21		0.06		0.08		0.03
Net realized and unrealized gain (loss)	0.07		(1.62)	1.16		(0.29)		0.29		(0.21)

Total from investment operations	0.12		(1.50)	1.37		(0.23)		0.37		(0.18)

Less distributions:
Dividends from net investment income	(0.20)		(0.14)	(0.03)		(0.17)		(0.02)		—
Distributions from net realized gains	—		(0.87)	—		—		(0.05)		(0.04)

Total dividends and distributions	(0.20)		(1.01)	(0.03)		(0.17)		(0.07)		(0.04)

Net asset value, end of period	$8.62		$8.70	$11.21		$9.87		$10.27		$9.97

Total return (b)	1.34%		(14.39)%	13.95%		(2.27)%		3.74%		(1.79)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$124		$131	$187		$136		$116		$105
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.35%		1.35%	1.38	%(j)	1.31	%***(k)	1.32	%**(m)	1.26	%(n)
Before waivers and reimbursements (a)(f)	2.18%		2.11%	2.03%		2.23%		2.13%		2.02%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.14	%(x)	1.25%	1.96	%(x)	0.65	%(x)	0.78	%(x)	0.27	%(x)
Before waivers and reimbursements (a)(f)	0.31	%(x)	0.48%	1.31	%(x)	(0.26	)%(x)	(0.04	)%(x)	(0.49	)%(x)
Portfolio turnover rate^	39	%(z)	26%	66%		15%		8%		5%
**	Includes Tax expense of 0.04%.
***	Includes Tax expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.60% for Class A, 1.35% for Class I and 1.85% for Class R.
(k)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.66% for Class A, 1.41% for Class I and 1.91% for Class R.
(m)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.69% for Class A, 1.44% for Class I and 1.94% for Class R.
(n)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.65% for Class A, 1.40% for Class I and 1.90% for Class R.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2020 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2023
Fixed Income	54.0%
Equity	45.9
Investment Company	0.1

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2023
iShares Core U.S. Aggregate Bond ETF	30.9%
iShares Core S&P Total US Stock Market ETF	16.4
iShares TIPS Bond ETF	8.1
Vanguard Short-Term Bond ETF	6.7
iShares Core MSCI EAFE ETF	6.0
Invesco S&P 500 Low Volatility ETF	5.5
iShares MSCI USA Min Vol Factor ETF	5.4
Vanguard Total International Bond ETF	4.3
iShares Broad USD High Yield Corporate Bond ETF	4.0
iShares MSCI EAFE Min Vol Factor ETF	3.1
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid During Period* 11/1/22 - 4/30/23
Class I
Actual	$1,000.00	$1,070.10	$2.85
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.04	2.78

* Expenses are equal to the Fund’s I shares annualized expense ratio of 0.56%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (45.6%)
Invesco S&P 500 Low Volatility ETF	7,190	$459,729
Invesco S&P Emerging Markets Low Volatility ETF	1,480	34,854
Invesco S&P International Developed Low Volatility ETF	8,670	245,101
Invesco S&P MidCap Low Volatility ETF	4,660	243,951
Invesco S&P SmallCap Low Volatility ETF	2,100	85,197
iShares Core MSCI EAFE ETF	7,260	499,270
iShares Core MSCI Emerging Markets ETF	1,500	72,870
iShares Core S&P Total US Stock Market ETF	14,970	1,369,306
iShares MSCI EAFE Min Vol Factor ETF	3,640	256,110
iShares MSCI Emerging Markets Min Vol Factor ETF	720	40,118
iShares MSCI USA Min Vol Factor ETF	6,090	449,564
SPDR SSGA US Small Cap Low Volatility Index ETF	870	87,966

Total Equity		3,844,036

Fixed Income (53.6%)
iShares Broad USD High Yield Corporate Bond ETF	9,320	330,301
iShares Core U.S. Aggregate Bond ETF	25,850	2,583,966
iShares TIPS Bond ETF	6,140	676,505
Vanguard Short-Term Bond ETF	7,360	564,070
Vanguard Total International Bond ETF	7,330	358,804

Total Fixed Income		4,513,646

Total Exchange Traded Funds (99.2%) (Cost $8,452,171)		8,357,682

SHORT-TERM INVESTMENT:
Investment Company (0.1%)
JPMorgan Prime Money Market Fund, IM Shares 5.07% (7 day yield)	7,142	$7,144

Total Short-Term Investment (0.1%) (Cost $7,144)		7,144

Total Investments in Securities (99.3%) (Cost $8,459,315)		8,364,826
Other Assets Less Liabilities (0.7%)		63,915

Net Assets (100%)		$8,428,741

Glossary:

TIPS	— Treasury Inflation Protected Security

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$8,357,682	$—	$—	$8,357,682
Short-Term Investment
Investment Company	7,144	—	—	7,144

Total Assets	$8,364,826	$—	$—	$8,364,826

Total Liabilities	$—	$—	$—	$—

Total	$8,364,826	$—	$—	$8,364,826

The Fund held no derivatives contracts during the six months ended April 30, 2023.

Investment security transactions for the six months ended April 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$263,432
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$251,677

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$499,046
Aggregate gross unrealized depreciation	(653,089)

Net unrealized depreciation	$(154,043)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$8,518,869

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $8,459,315)	$8,364,826
Cash	75,000
Prepaid registration and filing fees	14,160
Receivable from investment adviser	4,131
Receivable for Fund shares sold	2,520
Securities lending income receivable	321
Dividends, interest and other receivables	40

Total assets	8,460,998

LIABILITIES
Transfer agent fees payable	3,053
Trustees’ fees payable	87
Accrued expenses	29,117

Total liabilities	32,257

NET ASSETS	$8,428,741

Net assets were comprised of:
Paid in capital	$8,539,690
Total distributable earnings (loss)	(110,949)

Net assets	$8,428,741

Class I
Net asset value, offering and redemption price per share, $8,428,741 / 841,415 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.02

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends	$94,914
Interest	898
Securities lending (net)	3,928

Total income	99,740

EXPENSES
Professional fees	21,869
Investment advisory fees	20,164
Registration and filing fees	9,692
Printing and mailing expenses	6,073
Administrative fees	6,050
Transfer agent fees	5,554
Custodian fees	2,480
Trustees’ fees	132
Miscellaneous	2,435

Gross expenses	74,449
Less: Waiver from investment adviser	(26,214)
Reimbursement from investment adviser	(25,828)

Net expenses	22,407

NET INVESTMENT INCOME (LOSS)	77,333

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	20,387
Net change in unrealized appreciation (depreciation) on investments in securities	457,516

NET REALIZED AND UNREALIZED GAIN (LOSS)	477,903

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$555,236

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$77,333	$210,786
Net realized gain (loss)	20,387	560,795
Net change in unrealized appreciation (depreciation)	457,516	(2,153,728)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	555,236	(1,382,147)

Distributions to shareholders:
Class I	(774,969)	(629,769)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 29,233 and 128,678 shares, respectively ]	289,793	1,497,807
Capital shares issued in reinvestment of dividends and distributions [ 66,431 and 39,292 shares, respectively ]	653,020	473,869
Capital shares repurchased [ (19,819) and (418,154) shares , respectively]	(199,394)	(4,864,426)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	743,419	(2,892,750)

TOTAL INCREASE (DECREASE) IN NET ASSETS	523,686	(4,904,666)
NET ASSETS:
Beginning of period	7,905,055	12,809,721

End of period	$8,428,741	$7,905,055

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2020 FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022		2021		2020		2019		2018
Net asset value, beginning of period	$10.33		$12.61		$11.3		$11.57		$10.49		$10.66

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.25		0.17		0.22		0.23		0.20
Net realized and unrealized gain (loss)	0.61		(1.91)		1.6		(0.10)		1.05		(0.17)

Total from investment operations	0.71		(1.66)		1.77		0.12		1.28		0.03

Less distributions:
Dividends from net investment income	(0.27)		(0.15)		(0.20)		(0.24)		(0.15)		(0.18)
Distributions from net realized gains	(0.75)		(0.47)		(0.26)		(0.15)		(0.05)		(0.02)

Total dividends and distributions	(1.02)		(0.62)		(0.46)		(0.39)		(0.20)		(0.20)

Net asset value, end of period	$10.02		$10.33		$12.61		$11.30		$11.57		$10.49

Total return (b)	7.01%		(13.85)%		15.99%		1.03%		12.37%		0.24%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$8,429		$7,905		$12810		$12,168		$10,791		$7,659
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.56	%(j)	0.55	%(j)	0.54	%(j)	0.53	%**(j)	0.54	%(j)	0.53	%(j)
Before waivers and reimbursements (a)(f)	1.85%		1.86%		1.60%		1.93%		2.09%		3.93%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.92%		2.18%		1.38%		1.95%		2.10%		1.88%
Before waivers and reimbursements (a)(f)(x)	0.63%		0.87%		0.31%		0.56%		0.55%		(1.52)%
Portfolio turnover rate^	3	%(z)	13%		17%		32%		18%		8%
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% .
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2025 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2023
Equity	55.2%
Fixed Income	44.1
Investment Company	0.4
Repurchase Agreements	0.3

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2023
iShares Core U.S. Aggregate Bond ETF	28.2%
iShares Core S&P Total US Stock Market ETF	19.3
iShares Core MSCI EAFE ETF	6.7
iShares TIPS Bond ETF	6.6
iShares MSCI USA Min Vol Factor ETF	6.2
Invesco S&P 500 Low Volatility ETF	6.2
Vanguard Short-Term Bond ETF	3.6
iShares MSCI EAFE Min Vol Factor ETF	3.5
Invesco S&P MidCap Low Volatility ETF	3.4
Invesco S&P International Developed Low Volatility ETF	3.3
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid During Period* 11/1/22 - 4/30/23
Class I
Actual	$1,000.00	$1,073.40	$2.83
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.07	2.76

* Expenses are equal to the Fund’s I shares annualized expense ratio of 0.55%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (55.1%)
Invesco S&P 500 Low Volatility ETF	18,600	$1,189,284
Invesco S&P Emerging Markets Low Volatility ETF	6,180	145,539
Invesco S&P International Developed Low Volatility ETF	22,610	639,185
Invesco S&P MidCap Low Volatility ETF (x)	12,450	651,758
Invesco S&P SmallCap Low Volatility ETF	7,630	309,549
iShares Core MSCI EAFE ETF	18,730	1,288,062
iShares Core MSCI Emerging Markets ETF	6,180	300,225
iShares Core S&P Total US Stock Market ETF	40,400	3,695,388
iShares MSCI EAFE Min Vol Factor ETF	9,440	664,198
iShares MSCI Emerging Markets Min Vol Factor ETF	2,950	164,374
iShares MSCI USA Min Vol Factor ETF	16,170	1,193,669
SPDR SSGA US Small Cap Low Volatility Index ETF	3,090	312,432

Total Equity		10,553,663

Fixed Income (44.1%)
iShares Broad USD High Yield Corporate Bond ETF	15,650	554,636
iShares Core U.S. Aggregate Bond ETF	53,990	5,396,840
iShares TIPS Bond ETF	11,530	1,270,375
Vanguard Short-Term Bond ETF	8,870	679,797
Vanguard Total International Bond ETF	11,160	546,282

Total Fixed Income		8,447,930

Total Exchange Traded Funds (99.2%) (Cost $18,722,659)		19,001,593

SHORT-TERM INVESTMENTS:
Investment Company (0.4%)
JPMorgan Prime Money Market Fund, IM Shares 5.07% (7 day yield)	85,723	85,749

	Principal Amount	Value (Note 1)

Repurchase Agreements (0.3%)
Deutsche Bank Securities, Inc., 4.78%, dated 4/28/23, due 5/1/23, repurchase price $3,251, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/23-5/15/43; total market value $3,315. (xx)	$3,250	3,250

Santander US Capital Markets LLC, 4.81%, dated 4/28/23, due 5/1/23, repurchase price $50,020, collateralized by various Corporate Bonds, 4.250%, maturing 5/25/33, U.S. Government Agency Securities, ranging from 1.101%-5.453%, maturing 8/25/30-11/20/69; total market value $51,020. (xx)	50,000	50,000

Total Repurchase Agreements		53,250

Total Short-Term Investments (0.7%) (Cost $138,999)		138,999

Total Investments in Securities (99.9%) (Cost $18,861,658)		19,140,592
Other Assets Less Liabilities (0.1%)		10,740

Net Assets (100%)		$19,151,332

(x)	All or a portion of security is on loan at April 30, 2023.
(xx)

At April 30, 2023, the Fund had loaned securities with a total value of $52,350. This was collateralized by cash of $53,250 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

TIPS	— Treasury Inflation Protected Security

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$19,001,593	$—	$—	$19,001,593
Short-Term Investments
Investment Company	85,749	—	—	85,749
Repurchase Agreements	—	53,250	—	53,250

Total Assets	$19,087,342	$53,250	$—	$19,140,592

Total Liabilities	$—	$—	$—	$—

Total	$19,087,342	$53,250	$—	$19,140,592

The Fund held no derivatives contracts during the six months ended April 30, 2023.

Investment security transactions for the six months ended April 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$1,715,529
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$325,559

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,346,888
Aggregate gross unrealized depreciation	(1,209,319)

Net unrealized appreciation	$137,569

Federal income tax cost of investments in securities and derivative instruments, if applicable	$19,003,023

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $18,808,408)	$19,087,342
Repurchase Agreements (Cost $53,250)	53,250
Cash	75,000
Prepaid registration and filing fees	14,478
Receivable for Fund shares sold	6,894
Dividends, interest and other receivables	957
Receivable from investment adviser	246
Securities lending income receivable	241

Total assets	19,238,408

LIABILITIES
Payable for return of collateral on securities loaned	53,250
Transfer agent fees payable	2,477
Trustees’ fees payable	143
Accrued expenses	31,206

Total liabilities	87,076

NET ASSETS	$19,151,332

Net assets were comprised of:
Paid in capital	$18,913,769
Total distributable earnings (loss)	237,563

Net assets	$19,151,332

Class I
Net asset value, offering and redemption price per share, $19,151,332 / 1,786,086 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.72

(x)	Includes value of securities on loan of $52,350.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends	$197,050
Interest	1,336
Securities lending (net)	11,567

Total income	209,953

EXPENSES
Investment advisory fees	43,362
Professional fees	24,354
Administrative fees	13,009
Registration and filing fees	10,036
Printing and mailing expenses	7,176
Transfer agent fees	5,405
Custodian fees	2,827
Trustees’ fees	282
Miscellaneous	3,150

Gross expenses	109,601
Less: Waiver from investment adviser	(56,371)
Reimbursement from investment adviser	(5,515)

Net expenses	47,715

NET INVESTMENT INCOME (LOSS)	162,238

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	49,763
Net change in unrealized appreciation (depreciation) on investments in securities	1,028,629

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,078,392

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,240,630

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$162,238	$385,185
Net realized gain (loss)	49,763	713,851
Net change in unrealized appreciation (depreciation)	1,028,629	(4,000,791)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,240,630	(2,901,755)

Distributions to shareholders:
Class I	(1,124,759)	(1,149,434)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 177,500 and 178,296 shares, respectively ]	1,883,837	2,067,080
Capital shares issued in reinvestment of dividends and distributions [ 107,018 and 91,808 shares, respectively ]	1,124,759	1,149,434
Capital shares repurchased [ (52,894) and (511,840) shares , respectively]	(570,363)	(6,148,922)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	2,438,233	(2,932,408)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,554,104	(6,983,597)
NET ASSETS:
Beginning of period	16,597,228	23,580,825

End of period	$19,151,332	$16,597,228

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2025 FUND

FINANCIAL HIGHLIGHTS

Class I	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022		2021		2020		2019		2018
Net asset value, beginning of period	$10.68		$13.13		$11.42		$11.81		$10.62		$10.75

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.23		0.17		0.21		0.22		0.21
Net realized and unrealized gain (loss)	0.67		(2.00)		1.96		(0.15)		1.14		(0.14)

Total from investment operations	0.77		(1.77)		2.13		0.06		1.36		0.07

Less distributions:
Dividends from net investment income	(0.25)		(0.17)		(0.20)		(0.23)		(0.14)		(0.18)
Distributions from net realized gains	(0.48)		(0.51)		(0.22)		(0.22)		(0.03)		(0.02)

Total dividends and distributions	(0.73)		(0.68)		(0.42)		(0.45)		(0.17)		(0.20)

Net asset value, end of period	$10.72		$10.68		$13.13		$11.42		$11.81		$10.62

Total return (b)	7.34%		(14.20)%		19.05%		0.47%		12.99%		0.60%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$19,151		$16,597		$23,581		$20,456		$19,202		$10,286
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.55	%(j)	0.55	%(j)	0.54	%(j)	0.54	%**(j)	0.54	%(j)	0.54	%(j)
Before waivers and reimbursements (a)(f)	1.26%		1.26%		1.18%		1.43%		1.58%		3.23%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.87%		2.00%		1.33%		1.88%		1.99%		1.91%
Before waivers and reimbursements (a)(f)(x)	1.16%		1.29%		0.68%		0.99%		0.95%		(0.79)%
Portfolio turnover rate^	2	%(z)	7%		17%		34%		23%		4%
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% .
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2030 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2023
Equity	64.7%
Fixed Income	33.0
Repurchase Agreement	2.3

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2023
iShares Core U.S. Aggregate Bond ETF	25.5%
iShares Core S&P Total US Stock Market ETF	22.3
iShares Core MSCI EAFE ETF	8.4
iShares MSCI USA Min Vol Factor ETF	7.3
Invesco S&P 500 Low Volatility ETF	7.3
iShares TIPS Bond ETF	4.9
iShares MSCI EAFE Min Vol Factor ETF	4.2
Invesco S&P International Developed Low Volatility ETF	4.2
Invesco S&P MidCap Low Volatility ETF	4.0
Deutsche Bank Securities, Inc.	2.3
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid During Period* 11/1/22 - 4/30/23
Class I
Actual	$1,000.00	$1,079.70	$2.82
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.09	2.74

* Expenses are equal to the Fund’s I shares annualized expense ratio of 0.55%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (65.8%)
Invesco S&P 500 Low Volatility ETF (x)	10,690	$683,519
Invesco S&P Emerging Markets Low Volatility ETF	3,790	89,254
Invesco S&P International Developed Low Volatility ETF	13,840	391,257
Invesco S&P MidCap Low Volatility ETF	7,110	372,208
Invesco S&P SmallCap Low Volatility ETF	3,880	157,412
iShares Core MSCI EAFE ETF	11,450	787,416
iShares Core MSCI Emerging Markets ETF	3,510	170,516
iShares Core S&P Total US Stock Market ETF	22,970	2,101,066
iShares MSCI EAFE Min Vol Factor ETF	5,660	398,238
iShares MSCI Emerging Markets Min Vol Factor ETF	1,690	94,167
iShares MSCI USA Min Vol Factor ETF	9,260	683,573
SPDR SSGA US Small Cap Low Volatility Index ETF	1,560	157,733

Total Equity		6,086,359

Fixed Income (33.6%)
iShares Broad USD High Yield Corporate Bond ETF	2,120	75,133
iShares Core U.S. Aggregate Bond ETF	24,010	2,400,039
iShares TIPS Bond ETF	4,220	464,960
Vanguard Short-Term Bond ETF	1,200	91,968
Vanguard Total International Bond ETF	1,490	72,935

Total Fixed Income		3,105,035

Total Exchange Traded Funds (99.4%) (Cost $9,456,209)		9,191,394

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Repurchase Agreement (2.3%)
Deutsche Bank Securities, Inc., 4.78%, dated 4/28/23, due 5/1/23, repurchase price $214,889, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/23-5/15/43; total market value $219,099. (xx)	$214,803	214,803

Total Short-Term Investment (2.3%) (Cost $214,803)		214,803

Total Investments in Securities (101.7%) (Cost $9,671,012)		9,406,197
Other Assets Less Liabilities (-1.7%)		(155,104)

Net Assets (100%)		$9,251,093

(x)	All or a portion of security is on loan at April 30, 2023.
(xx)

At April 30, 2023, the Fund had loaned securities with a total value of $210,490. This was collateralized by cash of $214,803 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

TIPS	— Treasury Inflation Protected Security

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$9,191,394	$—	$—	$9,191,394
Short-Term Investment
Repurchase Agreement	—	214,803	—	214,803

Total Assets	$9,191,394	$214,803	$—	$9,406,197

Total Liabilities	$—	$—	$—	$—

Total	$9,191,394	$214,803	$—	$9,406,197

The Fund held no derivatives contracts during the six months ended April 30, 2023.

Investment security transactions for the six months ended April 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$664,561
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$563,864

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$170,196
Aggregate gross unrealized depreciation	(466,907)

Net unrealized depreciation	$(296,711)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$9,702,908

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $9,456,209)	$9,191,394
Repurchase Agreements (Cost $214,803)	214,803
Cash	71,924
Prepaid registration and filing fees	14,183
Receivable from investment adviser	3,925
Receivable for Fund shares sold	1,469
Securities lending income receivable	213

Total assets	9,497,911

LIABILITIES
Payable for return of collateral on securities loaned	214,803
Transfer agent fees payable	2,971
Trustees’ fees payable	15
Accrued expenses	29,029

Total liabilities	246,818

NET ASSETS	$9,251,093

Net assets were comprised of:
Paid in capital	$9,520,831
Total distributable earnings (loss)	(269,738)

Net assets	$9,251,093

Class I
Net asset value, offering and redemption price per share, $9,251,093 / 833,198 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.10

(x)	Includes value of securities on loan of $210,490.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends	$100,042
Interest	1,186
Securities lending (net)	3,750

Total income	104,978

EXPENSES
Investment advisory fees	22,829
Professional fees	22,161
Registration and filing fees	9,695
Administrative fees	6,849
Printing and mailing expenses	6,209
Transfer agent fees	5,504
Custodian fees	2,621
Trustees’ fees	149
Miscellaneous	2,384

Gross expenses	78,401
Less: Waiver from investment adviser	(29,678)
Reimbursement from investment adviser	(23,777)

Net expenses	24,946

NET INVESTMENT INCOME (LOSS)	80,032

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	10,716
Net change in unrealized appreciation (depreciation) on investments in securities	591,304

NET REALIZED AND UNREALIZED GAIN (LOSS)	602,020

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$682,052

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$80,032	$189,462
Net realized gain (loss)	10,716	513,771
Net change in unrealized appreciation (depreciation)	591,304	(2,171,060)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	682,052	(1,467,827)

Distributions to shareholders:
Class I	(714,090)	(251,074)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 87,702 and 232,188 shares, respectively ]	966,965	2,932,089
Capital shares issued in reinvestment of dividends and distributions [ 55,551 and 13,805 shares, respectively ]	603,279	181,124
Capital shares repurchased [ (75,475) and (284,398) shares , respectively]	(815,122)	(3,563,883)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	755,122	(450,670)

TOTAL INCREASE (DECREASE) IN NET ASSETS	723,084	(2,169,571)
NET ASSETS:
Beginning of period	8,528,009	10,697,580

End of period	$9,251,093	$8,528,009

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2030 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
Class I			2022		2021		2020		2019		2018
Net asset value, beginning of period	$11.14		$13.31		$11.57		$11.89		$10.69		$10.80

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.24		0.16		0.22		0.22		0.20
Net realized and unrealized gain (loss)	0.77		(2.13)		2.30		(0.30)		1.20		(0.12)

Total from investment operations	0.87		(1.89)		2.46		(0.08)		1.42		0.08

Less distributions:
Dividends from net investment income	(0.25)		(0.14)		(0.20)		(0.21)		(0.18)		(0.18)
Distributions from net realized gains	(0.66)		(0.14)		(0.52)		(0.03)		(0.04)		(0.01)

Total dividends and distributions	(0.91)		(0.28)		(0.72)		(0.24)		(0.22)		(0.19)

Net asset value, end of period	$11.10		$11.14		$13.31		$11.57		$11.89		$10.69

Total return (b)	7.97%		(14.52)%		21.98%		(0.68)%		13.56%		0.70%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,251		$8,528		$10,698		$5,682		$6,724		$4,273
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.55	%(j)	0.54	%(j)	0.54	%(j)	0.54	%**(j)	0.54	%(j)	0.54	%(j)
Before waivers and reimbursements (a)(f)	1.72%		1.85%		2.14%		2.88%		3.14%		4.74%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.75%		1.97%		1.24%		1.95%		1.98%		1.78%
Before waivers and reimbursements (a)(f)(x)	0.58%		0.66%		(0.36)%		(0.40)%		(0.62)%		(2.41)%
Portfolio turnover rate^	6	%(z)	30%		8%		38%		5%		3%
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% .
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2035 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2023
Equity	63.1%
Fixed Income	23.6
Repurchase Agreements	13.3

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2023
iShares Core S&P Total US Stock Market ETF	21.7%
iShares Core U.S. Aggregate Bond ETF	20.1
Santander US Capital Markets LLC	8.5
iShares Core MSCI EAFE ETF	8.1
Invesco S&P 500 Low Volatility ETF	7.1
iShares MSCI USA Min Vol Factor ETF	7.0
Deutsche Bank Securities, Inc.	4.8
Invesco S&P MidCap Low Volatility ETF	4.1
iShares MSCI EAFE Min Vol Factor ETF	4.0
Invesco S&P International Developed Low Volatility ETF	4.0
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid During Period* 11/1/22 - 4/30/23
Class I
Actual	$1,000.00	$1,081.60	$2.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.11	2.71

* Expenses are equal to the Fund’s I shares annualized expense ratio of 0.54%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (72.4%)
Invesco S&P 500 Low Volatility ETF	13,070	$835,696
Invesco S&P Emerging Markets Low Volatility ETF	4,370	102,914
Invesco S&P International Developed Low Volatility ETF	16,850	476,350
Invesco S&P MidCap Low Volatility ETF	9,140	478,479
Invesco S&P SmallCap Low Volatility ETF	4,960	201,227
iShares Core MSCI EAFE ETF	13,860	953,152
iShares Core MSCI Emerging Markets ETF	4,340	210,837
iShares Core S&P Total US Stock Market ETF (x)	28,060	2,566,648
iShares MSCI EAFE Min Vol Factor ETF	6,780	477,041
iShares MSCI Emerging Markets Min Vol Factor ETF	1,960	109,211
iShares MSCI USA Min Vol Factor ETF	11,270	831,951
SPDR SSGA US Small Cap Low Volatility Index ETF	2,040	206,266

Total Equity		7,449,772

Fixed Income (27.1%)
iShares Core U.S. Aggregate Bond ETF	23,750	2,374,050
iShares TIPS Bond ETF	3,810	419,786

Total Fixed Income		2,793,836

Total Exchange Traded Funds (99.5%) (Cost $9,685,402)		10,243,608

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
Repurchase Agreements (15.2%)
Deutsche Bank Securities, Inc., 4.78%, dated 4/28/23, due 5/1/23, repurchase price $567,701, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/23-5/15/43; total market value $578,825. (xx)	$567,475	567,475
Santander US Capital Markets LLC, 4.81%, dated 4/28/23, due 5/1/23, repurchase price $1,000,401, collateralized by various Corporate Bonds, 4.250%, maturing 5/25/33, U.S. Government Agency Securities, ranging from 1.101%-5.453%, maturing 8/25/30-11/20/69; total market value $1,020,409. (xx)	1,000,000	1,000,000

Total Repurchase Agreements		1,567,475

Total Short-Term Investments (15.2%) (Cost $1,567,475)		1,567,475

Total Investments in Securities (114.7%) (Cost $11,252,877)		11,811,083
Other Assets Less Liabilities (-14.7%)		(1,512,922)

Net Assets (100%)		$10,298,161

(x)	All or a portion of security is on loan at April 30, 2023.
(xx)

At April 30, 2023, the Fund had loaned securities with a total value of $1,545,843. This was collateralized by cash of $1,567,475 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

TIPS	— Treasury Inflation Protected Security

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$10,243,608	$—	$—	$10,243,608
Short-Term Investments
Repurchase Agreements	—	1,567,475	—	1,567,475

Total Assets	$10,243,608	$1,567,475	$—	$11,811,083

Total Liabilities	$—	$—	$—	$—

Total	$10,243,608	$1,567,475	$—	$11,811,083

The Fund held no derivatives contracts during the six months ended April 30, 2023.

Investment security transactions for the six months ended April 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$381,333
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$1,301,158

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$946,979
Aggregate gross unrealized depreciation	(447,414)

Net unrealized appreciation	$499,565

Federal income tax cost of investments in securities and derivative instruments, if applicable	$11,311,518

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $9,685,402)	$10,243,608
Repurchase Agreements (Cost $1,567,475)	1,567,475
Cash	60,656
Prepaid registration and filing fees	14,257
Receivable for Fund shares sold	8,064
Receivable from investment adviser	3,669
Securities lending income receivable	205
Dividends, interest and other receivables	1

Total assets	11,897,935

LIABILITIES
Payable for return of collateral on securities loaned	1,567,475
Transfer agent fees payable	2,729
Trustees’ fees payable	40
Accrued expenses	29,530

Total liabilities	1,599,774

NET ASSETS	$10,298,161

Net assets were comprised of:
Paid in capital	$9,714,920
Total distributable earnings (loss)	583,241

Net assets	$10,298,161

Class I
Net asset value, offering and redemption price per share, $ 10,298,161 / 885,669 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.63

(x)	Includes value of securities on loan of $1,545,843.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends	$114,642
Interest	1,199
Securities lending (net)	4,668

Total income	120,509

EXPENSES
Investment advisory fees	26,872
Professional fees	22,646
Registration and filing fees	9,782
Administrative fees	8,062
Printing and mailing expenses	6,422
Transfer agent fees	5,872
Custodian fees	2,439
Trustees’ fees	179
Miscellaneous	2,627

Gross expenses	84,901
Less: Waiver from investment adviser	(34,934)
Reimbursement from investment adviser	(20,826)

Net expenses	29,141

NET INVESTMENT INCOME (LOSS)	91,368

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	71,188
Net change in unrealized appreciation (depreciation) on investments in securities	674,339

NET REALIZED AND UNREALIZED GAIN (LOSS)	745,527

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$836,895

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$91,368	$234,478
Net realized gain (loss)	71,188	554,515
Net change in unrealized appreciation (depreciation)	674,339	(2,701,949)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	836,895	(1,912,956)

Distributions to shareholders:
Class I	(792,730)	(166,168)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 71,052 and 139,063 shares, respectively ]	815,912	1,793,285
Capital shares issued in reinvestment of dividends and distributions [ 60,435 and 9,201 shares, respectively ]	687,149	125,693
Capital shares repurchased [ (147,256) and (282,034) shares , respectively]	(1,696,791)	(3,586,965)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(193,730)	(1,667,987)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(149,565)	(3,747,111)
NET ASSETS:
Beginning of period	10,447,726	14,194,837

End of period	$10,298,161	$10,447,726

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2035 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
Class I			2022		2021		2020		2019		2018
Net asset value, beginning of period	$11.59		$13.71		$11.62		$12.03		$10.76		$10.85

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.24		0.16		0.22		0.22		0.19
Net realized and unrealized gain (loss)	0.82		(2.20)		2.52		(0.32)		1.23		(0.09)

Total from investment operations	0.92		(1.96)		2.68		(0.10)		1.45		0.10

Less distributions:
Dividends from net investment income	(0.27)		(0.16)		(0.21)		(0.22)		(0.16)		(0.18)
Distributions from net realized gains	(0.61)		—		(0.38)		(0.09)		(0.02)		(0.01)

Total dividends and distributions	(0.88)		(0.16)		(0.59)		(0.31)		(0.18)		(0.19)

Net asset value, end of period	$11.63		$11.59		$13.71		$11.62		$12.03		$10.76

Total return (b)	8.16%		(14.46)%		23.70%		(0.87)%		13.61%		0.88%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,298		$10,448		$14,195		$9,521		$8,369		$6,692
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54	%(j)	0.54	%(j)	0.54	%(j)	0.54	%**(j)	0.54	%(j)	0.53	%(j)
Before waivers and reimbursements (a)(f)	1.58%		1.60%		1.63%		2.17%		2.50%		3.95%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.70%		1.91%		1.23%		1.92%		1.98%		1.73%
Before waivers and reimbursements (a)(f)(x)	0.66%		0.85%		0.14%		0.28%		0.01%		(1.68)%
Portfolio turnover rate^	4	%(z)	10%		1%		40%		13%		2%
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% .
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2040 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2023
Equity	73.0%
Fixed Income	20.9
Repurchase Agreement	6.1

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2023
iShares Core S&P Total US Stock Market ETF	25.3%
iShares Core U.S. Aggregate Bond ETF	17.7
iShares Core MSCI EAFE ETF	9.2
Invesco S&P 500 Low Volatility ETF	8.3
iShares MSCI USA Min Vol Factor ETF	8.3
Deutsche Bank Securities, Inc.	6.1
iShares MSCI EAFE Min Vol Factor ETF	4.7
Invesco S&P International Developed Low Volatility ETF	4.6
Invesco S&P MidCap Low Volatility ETF	4.5
iShares TIPS Bond ETF	3.2
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid During Period* 11/1/22 - 4/30/23
Class I
Actual	$1,000.00	$1,083.20	$2.78
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.13	2.70

* Expenses are equal to the Fund’s I shares annualized expense ratio of 0.54%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (77.4%)
Invesco S&P 500 Low Volatility ETF (x)	9,040	$578,018
Invesco S&P Emerging Markets Low Volatility ETF	2,940	69,237
Invesco S&P International Developed Low Volatility ETF	11,270	318,603
Invesco S&P MidCap Low Volatility ETF	6,030	315,670
Invesco S&P SmallCap Low Volatility ETF	3,410	138,344
iShares Core MSCI EAFE ETF	9,330	641,624
iShares Core MSCI Emerging Markets ETF	2,870	139,425
iShares Core S&P Total US Stock Market ETF	19,240	1,759,883
iShares MSCI EAFE Min Vol Factor ETF	4,680	329,285
iShares MSCI Emerging Markets Min Vol Factor ETF	1,270	70,764
iShares MSCI USA Min Vol Factor ETF	7,800	575,796
SPDR SSGA US Small Cap Low Volatility Index ETF	1,440	145,599

Total Equity		5,082,248

Fixed Income (22.1%)
iShares Core U.S. Aggregate Bond ETF	12,350	1,234,506
iShares TIPS Bond ETF	1,990	219,258

Total Fixed Income		1,453,764

Total Exchange Traded Funds (99.5%) (Cost $6,010,515)		6,536,012

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Repurchase Agreement (6.5%)
Deutsche Bank Securities, Inc., 4.78%, dated 4/28/23, due 5/1/23, repurchase price $426,579, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/23-5/15/43; total market value $434,937. (xx)	$426,409	426,409

Total Short-Term Investment (6.5%) (Cost $426,409)		426,409

Total Investments in Securities (106.0%) (Cost $6,436,924)		6,962,421
Other Assets Less Liabilities (-6.0%)		(391,079)

Net Assets (100%)		$6,571,342

(x)	All or a portion of security is on loan at April 30, 2023.
(xx)

At April 30, 2023, the Fund had loaned securities with a total value of $417,848. This was collateralized by cash of $426,409 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

TIPS	— Treasury Inflation Protected Security

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2040 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$6,536,012	$—	$—	$6,536,012
Short-Term Investment
Repurchase Agreement	—	426,409	—	426,409

Total Assets	$6,536,012	$426,409	$—	$6,962,421

Total Liabilities	$—	$—	$—	$—

Total	$6,536,012	$426,409	$—	$6,962,421

The Fund held no derivatives contracts during the six months ended April 30, 2023.

Investment security transactions for the six months ended April 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$299,725
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$182,568

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$707,042
Aggregate gross unrealized depreciation	(194,102)

Net unrealized appreciation	$512,940

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,449,481

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2040 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $6,010,515)	$6,536,012
Repurchase Agreements (Cost $426,409)	426,409
Cash	68,766
Prepaid registration and filing fees	14,091
Receivable from investment adviser	4,923
Receivable for Fund shares sold	371
Securities lending income receivable	369

Total assets	7,050,941

LIABILITIES
Payable for return of collateral on securities loaned	426,409
Payable for securities purchased	15,545
Payable for Fund shares repurchased	6,378
Transfer agent fees payable	3,218
Trustees’ fees payable	43
Accrued expenses	28,006

Total liabilities	479,599

NET ASSETS	$6,571,342

Net assets were comprised of:
Paid in capital	$6,029,586
Total distributable earnings (loss)	541,756

Net assets	$6,571,342

Class I
Net asset value, offering and redemption price per share, $6,571,342 / 519,019 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.66

(x)	Includes value of securities on loan of $417,848.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends	$65,051
Interest	929
Securities lending (net)	5,966

Total income	71,946

EXPENSES
Professional fees	21,372
Investment advisory fees	15,591
Registration and filing fees	9,571
Printing and mailing expenses	5,855
Transfer agent fees	5,504
Administrative fees	4,678
Custodian fees	2,273
Trustees’ fees	102
Miscellaneous	2,273

Gross expenses	67,219
Less: Waiver from investment adviser	(20,269)
Reimbursement from investment adviser	(30,142)

Net expenses	16,808

NET INVESTMENT INCOME (LOSS)	55,138

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	20,282
Net change in unrealized appreciation (depreciation) on investments in securities	423,004

NET REALIZED AND UNREALIZED GAIN (LOSS)	443,286

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$498,424

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$55,138	$115,645
Net realized gain (loss)	20,282	25,132
Net change in unrealized appreciation (depreciation)	423,004	(1,103,028)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	498,424	(962,251)

Distributions to shareholders:
Class I	(160,072)	(123,256)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 31,129 and 107,689 shares, respectively ]	386,236	1,451,149
Capital shares issued in reinvestment of dividends and distributions [ 6,479 and 3,304 shares, respectively ]	80,140	46,681
Capital shares repurchased [ (19,149) and (9,613) shares , respectively]	(236,489)	(124,690)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	229,887	1,373,140

TOTAL INCREASE (DECREASE) IN NET ASSETS	568,239	287,633
NET ASSETS:
Beginning of period	6,003,103	5,715,470

End of period	$6,571,342	$6,003,103

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2040 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
Class I			2022		2021		2020		2019		2018
Net asset value, beginning of period	$11.99		$14.32		$11.80		$12.05		$10.84		$10.89

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.11		0.25		0.17		0.23		0.22		0.20
Net realized and unrealized gain (loss)	0.88		(2.28)		2.82		(0.26)		1.24		(0.06)

Total from investment operations	0.99		(2.03)		2.99		(0.03)		1.46		0.14

Less distributions:
Dividends from net investment income	(0.26)		(0.16)		(0.22)		(0.21)		(0.20)		(0.18)
Distributions from net realized gains	(0.06)		(0.14)		(0.25)		(0.01)		(0.05)		(0.01)

Total dividends and distributions	(0.32)		(0.30)		(0.47)		(0.22)		(0.25)		(0.19)

Net asset value, end of period	$12.66		$11.99		$14.32		$11.80		$12.05		$10.84

Total return (b)	8.32%		(14.46)%		25.92%		(0.24)%		13.79%		1.26%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,571		$6,003		$5,715		$4,185		$4,005		$2,915
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54	%(j)	0.54	%(j)	0.53	%(j)	0.53	%**(j)	0.53	%(j)	0.53	%(j)
Before waivers and reimbursements (a)(f)	2.15%		2.57%		3.05%		3.86%		4.57%		5.31%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.77%		1.91%		1.22%		1.93%		1.96%		1.80%
Before waivers and reimbursements (a)(f)(x)	0.15%		(0.12)%		(1.29)%		(1.39)%		(2.08)%		(2.99)%
Portfolio turnover rate^	3	%(z)	2%		4%		20%		3%		2%
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% .
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2045 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2023
Equity	82.8%
Fixed Income	17.2

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2023
iShares Core S&P Total US Stock Market ETF	28.8%
iShares Core U.S. Aggregate Bond ETF	14.6
iShares Core MSCI EAFE ETF	10.3
Invesco S&P 500 Low Volatility ETF	9.5
iShares MSCI USA Min Vol Factor ETF	9.5
iShares MSCI EAFE Min Vol Factor ETF	5.2
Invesco S&P International Developed Low Volatility ETF	5.2
Invesco S&P MidCap Low Volatility ETF	5.1
iShares TIPS Bond ETF	2.6
iShares Core MSCI Emerging Markets ETF	2.3
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid During Period* 11/1/22 - 4/30/23
Class I
Actual	$1,000.00	$1,083.00	$2.76
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.14	2.68

* Expenses are equal to the Fund’s I shares annualized expense ratio of 0.54%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (82.6%)
Invesco S&P 500 Low Volatility ETF	11,670	$746,180
Invesco S&P Emerging Markets Low Volatility ETF	4,020	94,671
Invesco S&P International Developed Low Volatility ETF	14,380	406,523
Invesco S&P MidCap Low Volatility ETF	7,680	402,048
Invesco S&P SmallCap Low Volatility ETF	4,390	178,102
iShares Core MSCI EAFE ETF	11,840	814,237
iShares Core MSCI Emerging Markets ETF	3,720	180,718
iShares Core S&P Total US Stock Market ETF	24,780	2,266,627
iShares MSCI EAFE Min Vol Factor ETF	5,840	410,902
iShares MSCI Emerging Markets Min Vol Factor ETF	1,720	95,838
iShares MSCI USA Min Vol Factor ETF	10,090	744,844
SPDR SSGA US Small Cap Low Volatility Index ETF	1,780	179,977

Total Equity		6,520,667

Fixed Income (17.1%)
iShares Core U.S. Aggregate Bond ETF	11,510	1,150,540
iShares TIPS Bond ETF	1,830	201,629

Total Fixed Income		1,352,169

Total Exchange Traded Funds (99.7%) (Cost $7,047,962)		7,872,836

Total Investments in Securities (99.7%) (Cost $7,047,962)		7,872,836
Other Assets Less Liabilities (0.3%)		25,287

Net Assets (100%)		$7,898,123

Glossary:

TIPS	— Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,872,836	$—	$—	$7,872,836

Total Assets	$7,872,836	$—	$—	$7,872,836

Total Liabilities	$—	$—	$—	$—

Total	$7,872,836	$—	$—	$7,872,836

The Fund held no derivatives contracts during the six months ended April 30, 2023.

Investment security transactions for the six months ended April 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$444,328
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$675,517

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,008,200
Aggregate gross unrealized depreciation	(185,809)

Net unrealized appreciation	$822,391

Federal income tax cost of investments in securities and derivative instruments, if applicable	$7,050,445

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $7,047,962)	$7,872,836
Cash	38,070
Prepaid registration and filing fees	14,153
Receivable from investment adviser	4,478
Receivable for Fund shares sold	817
Securities lending income receivable	309
Dividends, interest and other receivables	52

Total assets	7,930,715

LIABILITIES
Transfer agent fees payable	3,238
Payable for Fund shares repurchased	931
Trustees’ fees payable	51
Accrued expenses	28,372

Total liabilities	32,592

NET ASSETS	$7,898,123

Net assets were comprised of:
Paid in capital	$6,980,807
Total distributable earnings (loss)	917,316

Net assets	$7,898,123

Class I
Net asset value, offering and redemption price per share, $7,898,123 / 648,335 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.18

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends	$79,375
Interest	965
Securities lending (net)	3,773

Total income	84,113

EXPENSES
Professional fees	21,777
Investment advisory fees	19,246
Registration and filing fees	9,632
Printing and mailing expenses	6,033
Administrative fees	5,774
Transfer agent fees	5,703
Custodian fees	2,207
Trustees’ fees	126
Miscellaneous	2,385

Gross expenses	72,883
Less: Waiver from investment adviser	(25,020)
Reimbursement from investment adviser	(27,259)

Net expenses	20,604

NET INVESTMENT INCOME (LOSS)	63,509

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	89,242
Net change in unrealized appreciation (depreciation) on investments in securities	473,679

NET REALIZED AND UNREALIZED GAIN (LOSS)	562,921

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$626,430

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$63,509	$147,672
Net realized gain (loss)	89,242	120,337
Net change in unrealized appreciation (depreciation)	473,679	(1,468,800)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	626,430	(1,200,791)

Distributions to shareholders:
Class I	(285,733)	(477,748)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 64,902 and 89,244 shares, respectively ]	774,653	1,131,378
Capital shares issued in reinvestment of dividends and distributions [ 14,586 and 19,296 shares, respectively ]	173,580	265,123
Capital shares repurchased [ (81,260) and (21,318) shares , respectively]	(974,452)	(272,190)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(26,219)	1,124,311

TOTAL INCREASE (DECREASE) IN NET ASSETS	314,478	(554,228)
NET ASSETS:
Beginning of period	7,583,645	8,137,873

End of period	$7,898,123	$7,583,645

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2045 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
Class I			2022		2021		2020		2019		2018
Net asset value, beginning of period	$11.67		$14.46		$11.83		$12.18		$10.91		$10.93

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.24		0.16		0.23		0.23		0.20
Net realized and unrealized gain (loss)	0.86		(2.18)		3.03		(0.36)		1.25		(0.03)

Total from investment operations	0.96		(1.94)		3.19		(0.13)		1.48		0.17

Less distributions:
Dividends from net investment income	(0.26)		(0.18)		(0.23)		(0.22)		(0.18)		(0.18)
Distributions from net realized gains	(0.19)		(0.67)		(0.33)		—	#	(0.03)		(0.01)

Total dividends and distributions	(0.45)		(0.85)		(0.56)		(0.22)		(0.21)		(0.19)

Net asset value, end of period	$12.18		$11.67		$14.46		$11.83		$12.18		$10.91

Total return (b)	8.30%		(14.30)%		27.63%		(1.08)%		13.85%		1.53%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,898		$7,584		$8,138		$6,625		$5,635		$3,834
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.54	%(j)	0.53	%(j)	0.53	%(j)	0.53	%**(j)	0.53	%(j)	0.53	%(j)
Before waivers and reimbursements (a)(f)	1.89%		2.16%		2.18%		2.78%		3.51%		4.91%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.65%		1.90%		1.21%		1.92%		1.97%		1.76%
Before waivers and reimbursements (a)(f)(x)	0.29%		0.27%		(0.43)%		(0.33)%		(1.01)%		(2.62)%
Portfolio turnover rate^	6	%(z)	5%		18%		18%		1%		2%
**	Includes tax expense of less than 0.005%.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% .
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2050 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2023
Equity	87.9%
Fixed Income	12.1

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2023
iShares Core S&P Total US Stock Market ETF	30.8%
iShares Core MSCI EAFE ETF	10.8
iShares Core U.S. Aggregate Bond ETF	10.3
iShares MSCI USA Min Vol Factor ETF	10.3
Invesco S&P 500 Low Volatility ETF	10.1
iShares MSCI EAFE Min Vol Factor ETF	5.6
Invesco S&P MidCap Low Volatility ETF	5.4
Invesco S&P International Developed Low Volatility ETF	5.4
iShares Core MSCI Emerging Markets ETF	2.5
SPDR SSGA US Small Cap Low Volatility Index ETF	2.5
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid During Period* 11/1/22 - 4/30/23
Class I
Actual	$1,000.00	$1,086.10	$2.75
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.16	2.66

* Expenses are equal to the Fund’s I shares annualized expense ratio of 0.53%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2050 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (87.2%)
Invesco S&P 500 Low Volatility ETF	12,390	$792,217
Invesco S&P Emerging Markets Low Volatility ETF	3,890	91,609
Invesco S&P International Developed Low Volatility ETF	14,900	421,223
Invesco S&P MidCap Low Volatility ETF	8,080	422,988
Invesco S&P SmallCap Low Volatility ETF	4,570	185,405
iShares Core MSCI EAFE ETF	12,270	843,808
iShares Core MSCI Emerging Markets ETF	3,980	193,348
iShares Core S&P Total US Stock Market ETF	26,410	2,415,723
iShares MSCI EAFE Min Vol Factor ETF	6,210	436,936
iShares MSCI Emerging Markets Min Vol Factor ETF	1,730	96,395

iShares MSCI USA Min Vol Factor ETF	10,890	803,900
SPDR SSGA US Small Cap Low Volatility Index ETF	1,900	192,110

Total Equity		6,895,662

Fixed Income (12.0%)
iShares Core U.S. Aggregate Bond ETF	8,120	811,675
iShares TIPS Bond ETF	1,270	139,929

Total Fixed Income		951,604

Total Investments in Securities (99.2%) (Cost $6,948,575)		7,847,266
Other Assets Less Liabilities (0.8%)		66,694

Net Assets (100%)		$7,913,960

Glossary:

TIPS	— Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$7,847,266	$—	$—	$7,847,266

Total Assets	$7,847,266	$—	$—	$7,847,266

Total Liabilities	$—	$—	$—	$—

Total	$7,847,266	$—	$—	$7,847,266

The Fund held no derivatives contracts during the six months ended April 30, 2023.

Investment security transactions for the six months ended April 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$665,614
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$55,891

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$978,033
Aggregate gross unrealized depreciation	(121,220)

Net unrealized appreciation	$856,813

Federal income tax cost of investments in securities and derivative instruments, if applicable	$6,990,453

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2050 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (Cost $6,948,575)	$7,847,266
Cash	73,404
Prepaid registration and filing fees	14,121
Receivable for Fund shares sold	5,470
Receivable from investment adviser	4,524
Securities lending income receivable	328
Dividends, interest and other receivables	87

Total assets	7,945,200

LIABILITIES
Transfer agent fees payable	2,897
Trustees’ fees payable	54
Accrued expenses	28,289

Total liabilities	31,240

NET ASSETS	$7,913,960

Net assets were comprised of:
Paid in capital	$7,046,409
Total distributable earnings (loss)	867,551

Net assets	$7,913,960

Class I
Net asset value, offering and redemption price per share, $7,913,960 / 601,492 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.16

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends	$72,145
Interest	1,037
Securities lending (net)	3,757

Total income	76,939

EXPENSES
Professional fees	21,607
Investment advisory fees	17,982
Registration and filing fees	9,595
Printing and mailing expenses	5,959
Transfer agent fees	5,451
Administrative fees	5,394
Custodian fees	2,331
Trustees’ fees	116
Miscellaneous	2,300

Gross expenses	70,735
Less: Waiver from investment adviser	(23,376)
Reimbursement from investment adviser	(28,219)

Net expenses	19,140

NET INVESTMENT INCOME (LOSS)	57,799

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	8,023
Net change in unrealized appreciation (depreciation) on investments in securities	521,217

NET REALIZED AND UNREALIZED GAIN (LOSS)	529,240

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$587,039

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$57,799	$127,906
Net realized gain (loss)	8,023	32,873
Net change in unrealized appreciation (depreciation)	521,217	(1,191,150)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	587,039	(1,030,371)

Distributions to shareholders:
Class I	(181,109)	(139,581)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 73,740 and 130,163 shares, respectively ]	947,542	1,777,782
Capital shares issued in reinvestment of dividends and distributions [ 7,647 and 4,122 shares, respectively ]	98,186	60,381
Capital shares repurchased [ (22,204) and (25,931) shares , respectively]	(281,100)	(356,653)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	764,628	1,481,510

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,170,558	311,558
NET ASSETS:
Beginning of period	6,743,402	6,431,844

End of period	$7,913,960	$6,743,402

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2050 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
Class I			2022		2021		2020		2019		2018
Net asset value, beginning of period	$12.43		$14.82		$11.76		$12.24		$10.97		$10.98

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.26		0.16		0.22		0.22		0.20
Net realized and unrealized gain (loss)	0.96		(2.34)		3.24		(0.46)		1.30		(0.02)

Total from investment operations	1.06		(2.08)		3.40		(0.24)		1.52		0.18

Less distributions:
Dividends from net investment income	(0.27)		(0.16)		(0.21)		(0.22)		(0.20)		(0.18)
Distributions from net realized gains	(0.06)		(0.15)		(0.13)		(0.02)		(0.05)		(0.01)

Total dividends and distributions	(0.33)		(0.31)		(0.34)		(0.24)		(0.25)		(0.19)

Net asset value, end of period	$13.16		$12.43		$14.82		$11.76		$12.24		$10.97

Total return (b)	8.61%		(14.31)%		29.37%		(2.05)%		14.18%		1.63%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,914		$6,743		$6,432		$4,761		$3,747		$3,068
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.53	%(j)	0.53	%(j)	0.53	%(j)	0.53	%**(j)	0.52	%(j)	0.52	%(j)
Before waivers and reimbursements (a)(f)	1.97%		2.39%		2.75%		3.80%		4.52%		5.20%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.61%		1.93%		1.17%		1.90%		1.96%		1.77%
Before waivers and reimbursements (a)(f)(x)	0.17%		0.07%		(1.05)%		(1.37)%		(2.03)%		(2.90)%
Portfolio turnover rate^	1	%(z)	2%		5%		21%		2%		2%
**	Includes tax expense of less than 0.005%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.65% .
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2055 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2023
Equity	84.4%
Repurchase Agreement	9.0
Fixed Income	6.6

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2023
iShares Core S&P Total US Stock Market ETF	29.6%
iShares Core MSCI EAFE ETF	10.4
Invesco S&P 500 Low Volatility ETF	9.9
iShares MSCI USA Min Vol Factor ETF	9.8
Deutsche Bank Securities, Inc.	9.0
iShares Core U.S. Aggregate Bond ETF	5.6
iShares MSCI EAFE Min Vol Factor ETF	5.2
Invesco S&P International Developed Low Volatility ETF	5.2
Invesco S&P MidCap Low Volatility ETF	5.1
iShares Core MSCI Emerging Markets ETF	2.3
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid During Period* 11/1/22 - 4/30/23
Class I
Actual	$1,000.00	$1,085.40	$2.73
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.18	2.64

* Expenses are equal to the Fund’s I shares annualized expense ratio of 0.53%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (92.2%)
Invesco S&P 500 Low Volatility ETF(x)	9,130	$583,772
Invesco S&P Emerging Markets Low Volatility ETF	2,940	69,237
Invesco S&P International Developed Low Volatility ETF	10,890	307,860
Invesco S&P MidCap Low Volatility ETF	5,790	303,107
Invesco S&P SmallCap Low Volatility ETF	3,290	133,475
iShares Core MSCI EAFE ETF	8,980	617,555
iShares Core MSCI Emerging Markets ETF	2,820	136,996
iShares Core S&P Total US Stock Market ETF	19,210	1,757,139
iShares MSCI EAFE Min Vol Factor ETF	4,400	309,584
iShares MSCI Emerging Markets Min Vol Factor ETF	1,240	69,093
iShares MSCI USA Min Vol Factor ETF	7,870	580,963
SPDR SSGA US Small Cap Low Volatility Index ETF	1,330	134,477

Total Equity		5,003,258

Fixed Income (7.2%)
iShares Core U.S. Aggregate Bond ETF	3,310	330,868
iShares TIPS Bond ETF	540	59,497

Total Fixed Income		390,365

Total Exchange Traded Funds (99.4%) (Cost $4,529,606)		5,393,623

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Repurchase Agreement (9.9%)
Deutsche Bank Securities, Inc., 4.78%, dated 4/28/23, due 5/1/23, repurchase price $536,373, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/23-5/15/43; total market value $546,882. (xx)	$536,159	536,159

Total Short-Term Investment (9.9%) (Cost $536,159)		536,159

Total Investments in Securities (109.3%) (Cost $5,065,765)		5,929,782
Other Assets Less Liabilities (-9.3%)		(501,772)

Net Assets (100%)		$5,428,010

(x)	All or a portion of security is on loan at April 30, 2023.
(xx)

At April 30, 2023, the Fund had loaned securities with a total value of $525,395. This was collateralized by cash of $536,159 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

TIPS	— Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,393,623	$—	$—	$5,393,623
Short-Term Investment
Repurchase Agreement	—	536,159	—	536,159

Total Assets	$5,393,623	$536,159	$—	$5,929,782

Total Liabilities	$—	$—	$—	$—

Total	$5,393,623	$536,159	$—	$5,929,782

The Fund held no derivatives contracts during the six months ended April 30, 2023.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

Investment security transactions for the six months ended April 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$398,785
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$512,882

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$923,362
Aggregate gross unrealized depreciation	(59,631)

Net unrealized appreciation	$863,731

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,066,051

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $4,529,606)	$5,393,623
Repurchase Agreements (Cost $536,159)	536,159
Cash	40,985
Prepaid registration and filing fees	14,051
Receivable from investment adviser	5,370
Receivable for Fund shares sold	4,885
Securities lending income receivable	305

Total assets	5,995,378

LIABILITIES
Payable for return of collateral on securities loaned	536,159
Transfer agent fees payable	3,233
Trustees’ fees payable	46
Accrued expenses	27,930

Total liabilities	567,368

NET ASSETS	$5,428,010

Net assets were comprised of:
Paid in capital	$4,451,893
Total distributable earnings (loss)	976,117

Net assets	$5,428,010

Class I
Net asset value, offering and redemption price per share, $5,428,010 / 410,282 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.23

(x)	Includes value of securities on loan of $525,395.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends	$53,827
Interest	932
Securities lending (net)	3,019

Total income	57,778

EXPENSES
Professional fees	21,143
Investment advisory fees	13,478
Registration and filing fees	9,544
Printing and mailing expenses	5,756
Transfer agent fees	5,504
Administrative fees	4,043
Custodian fees	2,579
Trustees’ fees	88
Miscellaneous	2,197

Gross expenses	64,332
Less: Waiver from investment adviser	(17,521)
Reimbursement from investment adviser	(32,569)

Net expenses	14,242

NET INVESTMENT INCOME (LOSS)	43,536

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	109,372
Net change in unrealized appreciation (depreciation) on investments in securities	289,137

NET REALIZED AND UNREALIZED GAIN (LOSS)	398,509

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$442,045

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$43,536	$99,072
Net realized gain (loss)	109,372	87,863
Net change in unrealized appreciation (depreciation)	289,137	(995,869)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	442,045	(808,934)

Distributions to shareholders:
Class I	(197,242)	(86,186)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 41,990 and 65,983 shares, respectively ]	541,514	901,418
Capital shares issued in reinvestment of dividends and distributions [ 5,820 and 1,847 shares, respectively ]	75,142	27,561
Capital shares repurchased [ (42,234) and (28,317) shares , respectively]	(553,112)	(392,385)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	63,544	536,594

TOTAL INCREASE (DECREASE) IN NET ASSETS	308,347	(358,526)
NET ASSETS:
Beginning of period	5,119,663	5,478,189

End of period	$5,428,010	$5,119,663

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2055 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
Class I			2022		2021		2020		2019		2018
Net asset value, beginning of period	$12.65		$15.00		$11.73		$12.32		$11.04		$11.02

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.26		0.16		0.23		0.22		0.20
Net realized and unrealized gain (loss)	0.97		(2.37)		3.45		(0.58)		1.32		0.01

Total from investment operations	1.07		(2.11)		3.61		(0.35)		1.54		0.21

Less distributions:
Dividends from net investment income	(0.27)		(0.17)		(0.21)		(0.23)		(0.21)		(0.18)
Distributions from net realized gains	(0.22)		(0.07)		(0.13)		(0.01)		(0.05)		(0.01)

Total dividends and distributions	(0.49)		(0.24)		(0.34)		(0.24)		(0.26)		(0.19)

Net asset value, end of period	$13.23		$12.65		$15.00		$11.73		$12.32		$11.04

Total return (b)	8.54%		(14.34)%		31.27%		(2.97)%		14.29%		1.90%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,428		$5,120		$5,478		$3,883		$3,545		$2,918
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.53	%(j)	0.52	%(j)	0.52	%(j)	0.53	%**(j)	0.52	%(j)	0.52	%(j)
Before waivers and reimbursements (a)(f)	2.39%		2.86%		3.11%		4.34%		4.74%		5.27%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.61%		1.88%		1.16%		1.97%		1.95%		1.73%
Before waivers and reimbursements (a)(f)(x)	(0.24)%		(0.46)%		(1.43)%		(1.84)%		(2.27)%		(3.02)%
Portfolio turnover rate^	7	%(z)	5%		2%		6%		2%		2%
**	Includes Tax expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.66% in 2020 and 0.65% in 2023, 2022, 2020, 2019 and 2018.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 RETIREMENT 2060 FUND (Unaudited)

Table by Asset Class (as a percentage of Total Investments in Securities) As of April 30, 2023
Equity	90.3%
Repurchase Agreement	7.6
Fixed Income	2.1

Top 10 Holdings (as a percentage of Total Investments in Securities) As of April 30, 2023
iShares Core S&P Total US Stock Market ETF	31.6%
iShares Core MSCI EAFE ETF	11.1
Invesco S&P 500 Low Volatility ETF	10.7
iShares MSCI USA Min Vol Factor ETF	10.5
Deutsche Bank Securities, Inc.	7.6
iShares MSCI EAFE Min Vol Factor ETF	5.6
Invesco S&P International Developed Low Volatility ETF	5.5
Invesco S&P MidCap Low Volatility ETF	5.5
Invesco S&P SmallCap Low Volatility ETF	2.5
iShares Core MSCI Emerging Markets ETF	2.4
Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid During Period* 11/1/22 - 4/30/23
Class I
Actual	$1,000.00	$1,086.90	$2.71
Hypothetical (5% average annual return before expenses)	1,000.00	1,022.20	2.63

* Expenses are equal to the Fund’s I shares annualized expense ratio of 0.52%, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS

April 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)

EXCHANGE TRADED FUNDS (ETF):
Equity (97.2%)
Invesco S&P 500 Low Volatility ETF (x)	10,540	$673,927
Invesco S&P Emerging Markets Low Volatility ETF	3,320	78,186
Invesco S&P International Developed Low Volatility ETF	12,370	349,700
Invesco S&P MidCap Low Volatility ETF	6,600	345,510
Invesco S&P SmallCap Low Volatility ETF	3,810	154,572
iShares Core MSCI EAFE ETF	10,180	700,079
iShares Core MSCI Emerging Markets ETF	3,150	153,027
iShares Core S&P Total US Stock Market ETF	21,840	1,997,705
iShares MSCI EAFE Min Vol Factor ETF	5,030	353,911
iShares MSCI Emerging Markets Min Vol Factor ETF	1,470	81,908
iShares MSCI USA Min Vol Factor ETF	9,000	664,380
SPDR SSGA US Small Cap Low Volatility Index ETF	1,490	150,655

Total Equity		5,703,560

Fixed Income (2.2%)
iShares Core U.S. Aggregate Bond ETF	1,080	107,957
iShares TIPS Bond ETF	200	22,036

Total Fixed Income		129,993

Total Exchange Traded Funds (99.4%) (Cost $4,981,109)		5,833,553

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Repurchase Agreement (8.2%)
Deutsche Bank Securities, Inc., 4.78%, dated 4/28/23, due 5/1/23, repurchase price $480,170, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/23-5/15/43; total market value $489,579. (xx)	$479,979	479,979

Total Short-Term Investment (8.2%) (Cost $479,979)		479,979

Total Investments in Securities (107.6%) (Cost $5,461,088)		6,313,532
Other Assets Less Liabilities (-7.6%)		(445,856)

Net Assets (100%)		$5,867,676

(x)	All or a portion of security is on loan at April 30, 2023.
(xx)

At April 30, 2023, the Fund had loaned securities with a total value of $470,343. This was collateralized by cash of $479,979 which was subsequently invested in joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

TIPS	— Treasury Inflation Protected Security

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Exchange Traded Funds
Exchange Traded Funds	$5,833,553	$—	$—	$5,833,553
Short-Term Investment
Repurchase Agreement	—	479,979	—	479,979

Total Assets	$5,833,553	$479,979	$—	$6,313,532

Total Liabilities	$—	$—	$—	$—

Total	$5,833,553	$479,979	$—	$6,313,532

The Fund held no derivatives contracts during the six months ended April 30, 2023.

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2060 FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

Investment security transactions for the six months ended April 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$522,568
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$296,354

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$878,883
Aggregate gross unrealized depreciation	(37,720)

Net unrealized appreciation	$841,163

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,472,369

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2060 FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $4,981,109)	$5,833,553
Repurchase Agreements (Cost $479,979)	479,979
Cash	41,191
Prepaid registration and filing fees	14,063
Receivable from investment adviser	5,362
Receivable for Fund shares sold	4,321
Securities lending income receivable	113
Dividends, interest and other receivables	1

Total assets	6,378,583

LIABILITIES
Payable for return of collateral on securities loaned	479,979
Transfer agent fees payable	3,189
Trustees’ fees payable	45
Accrued expenses	27,694

Total liabilities	510,907

NET ASSETS	$5,867,676

Net assets were comprised of:
Paid in capital	$4,977,477
Total distributable earnings (loss)	890,199

Net assets	$5,867,676

Class I
Net asset value, offering and redemption price per share, $5,867,676 / 439,095 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.36

(x)	Includes value of securities on loan of $470,343.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends	$53,152
Interest	748
Securities lending (net)	1,856

Total income	55,756

EXPENSES
Professional fees	21,143
Investment advisory fees	13,486
Registration and filing fees	9,553
Transfer agent fees	5,852
Printing and mailing expenses	5,756
Administrative fees	4,046
Custodian fees	2,439
Trustees’ fees	88
Miscellaneous	2,161

Gross expenses	64,524
Less: Waiver from investment adviser	(17,532)
Reimbursement from investment adviser	(32,839)

Net expenses	14,153

NET INVESTMENT INCOME (LOSS)	41,603

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments in securities	48,706
Net change in unrealized appreciation (depreciation) on investments in securities	363,585

NET REALIZED AND UNREALIZED GAIN (LOSS)	412,291

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$453,894

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$41,603	$102,750
Net realized gain (loss)	48,706	94,052
Net change in unrealized appreciation (depreciation)	363,585	(1,048,819)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	453,894	(852,017)

Distributions to shareholders:
Class I	(211,104)	(116,998)

CAPITAL SHARES TRANSACTIONS:
Class I
Capital shares sold [ 58,708 and 83,004 shares, respectively ]	766,501	1,152,423
Capital shares issued in reinvestment of dividends and distributions [ 6,061 and 2,586 shares, respectively ]	78,969	38,948
Capital shares repurchased [ (29,303) and (54,036) shares , respectively]	(383,313)	(717,525)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	462,157	473,846

TOTAL INCREASE (DECREASE) IN NET ASSETS	704,947	(495,169)
NET ASSETS:
Beginning of period	5,162,729	5,657,898

End of period	$5,867,676	$5,162,729

See Notes to Financial Statements.

1290 FUNDS

1290 RETIREMENT 2060 FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
Class I			2022		2021		2020		2019		2018
Net asset value, beginning of period	$12.79		$15.21		$11.77		$12.38		$11.07		$11.03

Income (loss) from investment operations:
Net investment income (loss) (e)(x)	0.10		0.25		0.16		0.24		0.22		0.20
Net realized and unrealized gain (loss)	1.00		(2.36)		3.66		(0.61)		1.34		0.03

Total from investment operations	1.10		(2.11)		3.82		(0.37)		1.56		0.23

Less distributions:
Dividends from net investment income	(0.28)		(0.16)		(0.22)		(0.22)		(0.21)		(0.18)
Distributions from net realized gains	(0.25)		(0.15)		(0.16)		(0.02)		(0.04)		(0.01)

Total dividends and distributions	(0.53)		(0.31)		(0.38)		(0.24)		(0.25)		(0.19)

Net asset value, end of period	$13.36		$12.79		$15.21		$11.77		$12.38		$11.07

Total return (b)	8.69%		(14.17)%		33.13%		(3.11)%		14.43%		2.09%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,868		$5,163		$5,658		$3,818		$3,490		$2,867
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.52	%(j)	0.52	%(j)	0.52	%(j)	0.53	%**(j)	0.52	%(j)	0.52	%(j)
Before waivers and reimbursements (a)(f)	2.39%		2.75%		3.24%		4.31%		4.83%		5.27%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)(x)	1.54%		1.84%		1.13%		2.01%		1.93%		1.73%
Before waivers and reimbursements (a)(f)(x)	(0.32)%		(0.39)%		(1.58)%		(1.78)%		(2.39)%		(3.02)%
Portfolio turnover rate^	5	%(z)	8%		4%		9%		2%		2%
**	Includes Tax expense of 0.01%.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.66% in 2020 and 0.65% in 2023, 2022, 2020, 2019 and 2018.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Fund invests.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 SMARTBETA EQUITY FUND (Unaudited)

Sector Weightings as of April 30, 2023	% of Net Assets
Financials	18.6%
Industrials	17.2
Information Technology	15.7
Health Care	14.2
Consumer Staples	13.0
Consumer Discretionary	5.1
Communication Services	4.6
Utilities	3.6
Materials	2.4
Real Estate	1.9
Energy	1.7
Investment Companies	1.5
Repurchase Agreement	0.1
Cash and Other	0.4

100.0%

Holdings are subject to change without notice.

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees (in the case of Class A, Class R and Class T shares of the Fund), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2023 and held for the entire six-month period.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/22	Ending Account Value 4/30/23	Expenses Paid During Period* 11/1/22 - 4/30/23
Class A
Actual	$1,000.00	$1,097.00	$5.72
Hypothetical (5% average annual return before expenses)	1,000.00	1,019.34	5.51
Class I
Actual	1,000.00	1,098.80	4.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26
Class R
Actual	1,000.00	1,096.10	7.02
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.10	6.76
Class T
Actual	1,000.00	1,098.80	4.42
Hypothetical (5% average annual return before expenses)	1,000.00	1,020.58	4.26

* Expenses are equal to the Fund’s A, I, R and T shares annualized expense ratio of 1.10%, 0.85%, 1.35% and 0.85%, respectively, multiplied by the average account value over the period, and multiplied by 181/365 (to reflect the one-half year period).

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS

April 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Communication Services (4.6%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.	28,500	$503,595
Deutsche Telekom AG (Registered)	30,359	731,990
Nippon Telegraph & Telephone Corp.	8,500	259,228
Spark New Zealand Ltd.	84,881	275,051
Swisscom AG (Registered)	922	632,060
Telenor ASA	17,872	223,068
Telstra Group Ltd.	69,093	199,995

		2,824,987

Interactive Media & Services (1.6%)
Alphabet, Inc., Class A*	27,600	2,962,584

Media (0.9%)
Charter Communications, Inc., Class A*	1,261	464,931
Comcast Corp., Class A	23,800	984,606
Quebecor, Inc., Class B	8,300	214,231

		1,663,768

Wireless Telecommunication Services (0.5%)
KDDI Corp.	12,700	396,593
Rogers Communications, Inc., Class B	4,800	237,157
T-Mobile US, Inc.*	2,278	327,804

		961,554

Total Communication Services		8,412,893

Consumer Discretionary (5.1%)
Automobile Components (0.2%)
Bridgestone Corp.	8,900	357,049

Automobiles (0.6%)
Bayerische Motoren Werke AG	4,953	553,606
Mercedes-Benz Group AG	5,488	427,448
Tesla, Inc.*	899	147,715

		1,128,769

Broadline Retail (0.9%)
Amazon.com, Inc.*	11,700	1,233,765
Wesfarmers Ltd.	10,269	353,719

		1,587,484

Distributors (0.3%)
Genuine Parts Co.	1,000	168,310
LKQ Corp.	2,700	155,871
Pool Corp.	555	194,983

		519,164

Hotels, Restaurants & Leisure (0.1%)
Aristocrat Leisure Ltd.	8,814	221,612

Household Durables (0.4%)
DR Horton, Inc.	1,900	208,658
Lennar Corp., Class A	1,600	180,496
Sekisui House Ltd.	17,200	353,647

		742,801

Specialty Retail (2.4%)
AutoZone, Inc.*	200	532,662
Home Depot, Inc. (The)	4,900	1,472,646
Lowe’s Cos., Inc.	4,100	852,103
O’Reilly Automotive, Inc.*	741	679,727
TJX Cos., Inc. (The)	6,800	535,976
Tractor Supply Co.	1,400	333,760

		4,406,874

Textiles, Apparel & Luxury Goods (0.2%)
Kering SA	311	199,049
LVMH Moet Hennessy Louis Vuitton SE	258	247,921

		446,970

Total Consumer Discretionary		9,410,723

Consumer Staples (13.0%)
Beverages (3.2%)
Brown-Forman Corp., Class B	3,900	253,851
Carlsberg A/S, Class B	1,112	183,676
Coca-Cola Co. (The)	31,500	2,020,725
Diageo plc	7,117	325,121
Heineken NV	4,730	542,915
Keurig Dr Pepper, Inc.	10,132	331,316
Monster Beverage Corp.*	3,314	185,584
PepsiCo, Inc.	11,000	2,099,790

		5,942,978

Consumer Staples Distribution & Retail (2.6%)
Coles Group Ltd.	17,307	208,459
Costco Wholesale Corp.	2,468	1,241,947
Dollar General Corp.	1,700	376,482
George Weston Ltd.	2,100	281,974
Koninklijke Ahold Delhaize NV	14,652	504,582
Loblaw Cos. Ltd.	2,300	216,326
Walmart, Inc.	9,800	1,479,506
Woolworths Group Ltd.	14,776	380,687

		4,689,963

Food Products (3.8%)
Archer-Daniels-Midland Co.	8,100	632,448
Bunge Ltd.	2,100	196,560
Danone SA	5,704	377,441
General Mills, Inc.	11,700	1,036,971
Hershey Co. (The)	3,500	955,710
J M Smucker Co. (The)	1,000	154,410
Kellogg Co.	7,700	537,229
Mondelez International, Inc., Class A	18,800	1,442,336
Nestle SA (Registered)	12,000	1,538,531

		6,871,636

Household Products (2.7%)
Church & Dwight Co., Inc.	2,000	194,240
Clorox Co. (The)	1,600	264,992
Colgate-Palmolive Co.	12,800	1,021,440
Henkel AG & Co. KGaA (Preference) (q)	3,969	320,383
Kimberly-Clark Corp.	6,100	883,829
Procter & Gamble Co. (The)	14,100	2,204,958

		4,889,842

Personal Care Products (0.7%)
Beiersdorf AG	2,994	417,830
L’Oreal SA	776	370,360
Unilever plc (Cboe Europe)	4,078	227,157
Unilever plc (London Stock Exchange)	5,289	294,586

		1,309,933

Total Consumer Staples		23,704,352

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (1.7%)
Oil, Gas & Consumable Fuels (1.7%)
Chevron Corp.	1,900	$320,302
Enbridge, Inc.	19,400	771,361
ENEOS Holdings, Inc.	64,400	228,927
Equinor ASA	16,118	463,213
Exxon Mobil Corp.	10,600	1,254,404
OMV AG	2,887	136,592

Total Energy		3,174,799

Financials (18.6%)
Banks (5.7%)
Bank Hapoalim BM	42,421	365,251
Bank of America Corp.	22,500	658,800
Bank of Montreal (x)	5,200	468,743
Bank of Nova Scotia (The)	17,700	883,530
Canadian Imperial Bank of Commerce	9,000	377,311
Commonwealth Bank of Australia	2,502	165,054
DBS Group Holdings Ltd.	11,000	272,818
Israel Discount Bank Ltd., Class A	31,153	154,893
JPMorgan Chase & Co.	11,100	1,534,464
Mitsubishi UFJ Financial Group, Inc.	48,200	304,051
National Bank of Canada	6,200	462,329
Nordea Bank Abp (Aquis Stock Exchange)	23,265	258,621
Nordea Bank Abp (Turquoise Stock Exchange)	13,972	155,649
Oversea-Chinese Banking Corp. Ltd.	22,500	213,003
PNC Financial Services Group, Inc. (The)	2,700	351,675
Royal Bank of Canada	14,700	1,459,421
Sumitomo Mitsui Financial Group, Inc.	10,000	410,532
Toronto-Dominion Bank (The)	18,700	1,132,752
United Overseas Bank Ltd.	27,600	586,517
US Bancorp	6,028	206,640

		10,422,054

Capital Markets (3.3%)
Ameriprise Financial, Inc.	500	152,560
ASX Ltd.	7,512	341,463
Bank of New York Mellon Corp. (The)	7,700	327,943
BlackRock, Inc.	683	458,430
Cboe Global Markets, Inc.	1,900	265,430
CME Group, Inc.	1,900	352,963
Deutsche Boerse AG	2,051	390,768
FactSet Research Systems, Inc.	400	164,676
Goldman Sachs Group, Inc. (The)	1,500	515,160
Hong Kong Exchanges & Clearing Ltd.	4,900	204,434
Intercontinental Exchange, Inc.	4,700	511,971
Moody’s Corp.	1,700	532,304
Morgan Stanley	2,900	260,913
MSCI, Inc.	700	337,715
Nasdaq, Inc.	3,400	188,258
S&P Global, Inc.	2,100	761,418
TMX Group Ltd.	1,900	192,433

		5,958,839

Consumer Finance (0.4%)
American Express Co.	4,900	790,566

Financial Services (2.4%)
Berkshire Hathaway, Inc., Class B*	4,500	1,478,475
Fiserv, Inc.*	3,739	456,607
Mastercard, Inc., Class A	2,800	1,064,084
Visa, Inc., Class A	6,200	1,442,926

		4,442,092

Insurance (6.8%)
Admiral Group plc	5,511	160,073
Aflac, Inc.	8,800	614,680
Allianz SE (Registered)	3,356	841,892
American International Group, Inc.	5,400	286,416
Aon plc, Class A	2,200	715,396
Arthur J Gallagher & Co.	3,100	644,986
Assicurazioni Generali SpA	20,746	431,816
Chubb Ltd.	2,400	483,744
Dai-ichi Life Holdings, Inc.	9,200	170,788
Hannover Rueck SE	1,052	224,431
Hartford Financial Services Group, Inc. (The)	2,600	184,574
Intact Financial Corp.	3,000	453,792
Loews Corp.	5,300	305,121
Manulife Financial Corp.	23,400	462,007
Marsh & McLennan Cos., Inc.	7,000	1,261,330
MetLife, Inc.	3,300	202,389
MS&AD Insurance Group Holdings, Inc.	8,500	279,193
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)*	1,959	735,580
NN Group NV	6,875	257,043
Sampo OYJ, Class A	10,515	533,272
Sompo Holdings, Inc.	9,600	400,612
Sun Life Financial, Inc.	6,400	313,942
Tokio Marine Holdings, Inc.	17,500	352,088
Travelers Cos., Inc. (The)	4,400	797,016
W R Berkley Corp.	3,600	212,112
Willis Towers Watson plc	1,300	301,080
Zurich Insurance Group AG	1,542	745,838

		12,371,211

Total Financials		33,984,762

Health Care (14.2%)
Biotechnology (0.7%)
AbbVie, Inc.	1,452	219,426
Amgen, Inc.	1,206	289,127
CSL Ltd.	795	158,229
Gilead Sciences, Inc.	2,100	172,641
Vertex Pharmaceuticals, Inc.*	1,267	431,705

		1,271,128

Health Care Equipment & Supplies (3.1%)
Abbott Laboratories	13,600	1,502,392
Alcon, Inc.	2,918	208,972
Becton Dickinson & Co.	2,300	607,913
Boston Scientific Corp.*	6,000	312,720
Coloplast A/S, Class B	1,287	185,483
Edwards Lifesciences Corp.*	5,100	448,698
Hoya Corp.	1,900	200,143
IDEXX Laboratories, Inc.*	562	276,594
Medtronic plc	13,400	1,218,730
ResMed, Inc.	1,200	289,152
Stryker Corp.	1,300	389,545

		5,640,342

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (2.9%)
AmerisourceBergen Corp.	1,200	$200,220
Cigna Group (The)	1,800	455,922
CVS Health Corp.	9,500	696,445
DaVita, Inc.*	2,500	225,900
Elevance Health, Inc.	1,700	796,705
HCA Healthcare, Inc.	1,100	316,063
Humana, Inc.	300	159,147
Laboratory Corp. of America Holdings	700	158,697
McKesson Corp.	1,200	437,088
UnitedHealth Group, Inc.	3,800	1,869,942

		5,316,129

Life Sciences Tools & Services (2.0%)
Agilent Technologies, Inc.	3,500	474,005
Danaher Corp.	3,900	923,949
IQVIA Holdings, Inc.*	800	150,584
Mettler-Toledo International, Inc.*	200	298,300
Thermo Fisher Scientific, Inc.	2,000	1,109,800
Waters Corp.*	900	270,324
West Pharmaceutical Services, Inc.	1,400	505,736

		3,732,698

Pharmaceuticals (5.5%)
Astellas Pharma, Inc.	20,500	309,174
AstraZeneca plc	1,309	192,617
Bristol-Myers Squibb Co.	3,400	227,018
Eli Lilly and Co.	2,500	989,650
GSK plc	11,495	208,236
Johnson & Johnson	12,579	2,059,182
Merck & Co., Inc.	11,100	1,281,717
Merck KGaA*	2,813	504,124
Novartis AG (Registered)	8,181	837,331
Novo Nordisk A/S, Class B	4,065	678,115
Pfizer, Inc.	18,300	711,687
Roche Holding AG	2,282	715,265
Sanofi	4,752	523,766
Zoetis, Inc.	4,600	808,588

		10,046,470

Total Health Care		26,006,767

Industrials (17.2%)
Aerospace & Defense (1.4%)
Airbus SE	2,956	414,958
General Dynamics Corp.	2,900	633,186
Lockheed Martin Corp.	1,400	650,230
Northrop Grumman Corp.	1,000	461,270
Raytheon Technologies Corp.	3,200	319,680

		2,479,324

Air Freight & Logistics (0.9%)
Deutsche Post AG (Registered)	4,680	224,615
Expeditors International of Washington, Inc.	4,800	546,432
Nippon Express Holdings, Inc.	4,600	269,909
United Parcel Service, Inc., Class B	3,500	629,335

		1,670,291

Building Products (1.3%)
Allegion plc	5,500	607,640
Assa Abloy AB, Class B	13,662	325,358
Carrier Global Corp.	4,800	200,736
Daikin Industries Ltd.	1,000	181,933
Geberit AG (Registered)	619	352,518
Trane Technologies plc	3,500	650,335

		2,318,520

Commercial Services & Supplies (1.1%)
Brambles Ltd.	40,979	387,569
Cintas Corp.	844	384,670
Copart, Inc.*	3,014	238,257
Republic Services, Inc.	1,100	159,082
Secom Co. Ltd.	2,500	159,709
Waste Management, Inc.	4,300	714,015

		2,043,302

Electrical Equipment (0.9%)
ABB Ltd. (Registered)	10,619	383,283
Eaton Corp. plc	4,900	818,888
Schneider Electric SE	2,328	406,723

		1,608,894

Ground Transportation (2.1%)
Canadian National Railway Co.	7,400	882,090
Canadian Pacific Kansas City Ltd.	3,478	274,163
CSX Corp.	26,701	818,119
Hankyu Hanshin Holdings, Inc.	8,100	252,707
JB Hunt Transport Services, Inc.	800	140,232
Old Dominion Freight Line, Inc.	700	224,273
Union Pacific Corp.	6,100	1,193,770

		3,785,354

Industrial Conglomerates (1.4%)
3M Co.	9,200	977,224
Honeywell International, Inc.	7,100	1,418,864
Siemens AG (Registered)	1,414	231,982

		2,628,070

Machinery (4.2%)
Atlas Copco AB, Class A (x)	35,680	516,585
Caterpillar, Inc.	3,600	787,680
CNH Industrial NV	12,477	175,542
Cummins, Inc.	1,000	235,040
Deere & Co.	2,000	756,040
Dover Corp.	2,600	380,016
Epiroc AB, Class A	10,331	206,779
Fortive Corp.	2,400	151,416
GEA Group AG	3,889	182,263
IDEX Corp.	1,700	350,744
Illinois Tool Works, Inc.	4,800	1,161,312
Knorr-Bremse AG	3,781	264,613
Kone OYJ, Class B	3,952	225,362
Otis Worldwide Corp.	3,900	332,670
PACCAR, Inc.	10,771	804,486
Pentair plc	5,900	342,672
Snap-on, Inc.	1,600	415,056
Volvo AB, Class B	22,816	471,963

		7,760,239

Marine Transportation (0.1%)
Kuehne + Nagel International AG (Registered) (x)	850	250,621

Professional Services (2.0%)
Automatic Data Processing, Inc.	5,705	1,255,100

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Jacobs Solutions, Inc.	1,600	$184,736
Leidos Holdings, Inc.	2,034	189,691
Paychex, Inc.	4,091	449,437
Thomson Reuters Corp.	3,100	407,644
Verisk Analytics, Inc.	1,600	310,576
Wolters Kluwer NV	6,349	841,384

		3,638,568

Trading Companies & Distributors (1.8%)
Brenntag SE	4,227	344,007
Fastenal Co.	12,442	669,877
ITOCHU Corp.	16,000	531,677
Mitsubishi Corp.	8,400	311,659
Mitsui & Co. Ltd.	15,500	485,291
Sumitomo Corp.	16,800	301,302
WW Grainger, Inc.	800	556,456

		3,200,269

Total Industrials		31,383,452

Information Technology (15.7%)
Communications Equipment (0.9%)
Cisco Systems, Inc.	21,694	1,025,042
Motorola Solutions, Inc.	2,000	582,800
Nokia OYJ	35,922	151,885

		1,759,727

Electronic Equipment, Instruments & Components (1.1%)
Amphenol Corp., Class A	8,700	656,589
CDW Corp.	3,200	542,688
Hexagon AB, Class B (x)	20,718	237,033
Keysight Technologies, Inc.*	1,900	274,816
Murata Manufacturing Co. Ltd.	2,800	162,997
TE Connectivity Ltd.	1,300	159,081

		2,033,204

IT Services (1.2%)
Accenture plc, Class A	3,000	840,870
Bechtle AG	5,404	250,586
CGI, Inc.*	1,600	162,391
Gartner, Inc.*	900	272,214
International Business Machines Corp.	2,300	290,743
VeriSign, Inc.*	1,395	309,411

		2,126,215

Semiconductors & Semiconductor Equipment (1.9%)
Applied Materials, Inc.	3,940	445,338
ASM International NV	435	158,465
ASML Holding NV	1,376	876,121
KLA Corp.	500	193,270
NVIDIA Corp.	802	222,547
NXP Semiconductors NV	2,814	460,765
Texas Instruments, Inc.	6,400	1,070,080

		3,426,586

Software (5.6%)
Adobe, Inc.*	2,140	807,978
Autodesk, Inc.*	1,948	379,451
Cadence Design Systems, Inc.*	3,160	661,862
Microsoft Corp.	21,910	6,732,067
Open Text Corp.	4,500	170,421
Roper Technologies, Inc.	1,200	545,736
SAP SE	2,654	359,512
Synopsys, Inc.*	1,445	536,557

		10,193,584

Technology Hardware, Storage & Peripherals (5.0%)
Apple, Inc.	50,300	8,534,904
Canon, Inc.	10,500	250,765
FUJIFILM Holdings Corp.	3,700	192,997
HP, Inc.	7,000	207,970

		9,186,636

Total Information Technology		28,725,952

Materials (2.4%)
Chemicals (1.7%)
Air Liquide SA	1,364	245,470
Air Products and Chemicals, Inc.	1,000	294,360
Corteva, Inc.	10,800	660,096
Ecolab, Inc.	1,100	184,624
Givaudan SA (Registered)	154	538,700
Mitsubishi Chemical Group Corp.	37,400	219,660
Nutrien Ltd.	3,600	249,743
Sherwin-Williams Co. (The)	2,900	688,866

		3,081,519

Containers & Packaging (0.1%)
Avery Dennison Corp.	800	139,584

Metals & Mining (0.6%)
BHP Group Ltd.	7,744	229,125
Franco-Nevada Corp.	1,200	182,084
Rio Tinto Ltd.	2,153	160,845
Rio Tinto plc	3,125	198,432
Wheaton Precious Metals Corp.	9,200	453,939

		1,224,425

Total Materials		4,445,528

Real Estate (1.9%)
Diversified REITs (0.1%)
Nomura Real Estate Master Fund, Inc. (REIT)	138	161,467

Office REITs (0.3%)
Dexus (REIT)	39,018	201,583
Japan Real Estate Investment Corp. (REIT)	37	146,666
Nippon Building Fund, Inc. (REIT)	41	171,913

		520,162

Real Estate Management & Development (0.1%)
Sumitomo Realty & Development Co. Ltd.	7,300	170,272

Residential REITs (0.5%)
AvalonBay Communities, Inc. (REIT)	2,200	396,814
Equity Residential (REIT)	3,400	215,050
Essex Property Trust, Inc. (REIT)	864	189,847
Mid-America Apartment Communities, Inc. (REIT)	900	138,420

		940,131

Retail REITs (0.1%)
Realty Income Corp. (REIT)	2,800	175,952

Specialized REITs (0.8%)
American Tower Corp. (REIT)	3,200	654,048
Crown Castle, Inc. (REIT)	5,300	652,377
Weyerhaeuser Co. (REIT)	4,500	134,595

		1,441,020

Total Real Estate		3,409,004

See Notes to Financial Statements.

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1290 SMARTBETA EQUITY FUND

PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (3.6%)
Electric Utilities (1.1%)
Eversource Energy	10,900	$845,949
Hydro One Ltd. (m)	6,600	193,297
Iberdrola SA	32,488	421,487
Terna - Rete Elettrica Nazionale	58,178	503,554

		1,964,287

Gas Utilities (0.8%)
Atmos Energy Corp.	5,688	649,228
Hong Kong & China Gas Co. Ltd.	308,000	273,559
Snam SpA	93,581	519,321

		1,442,108

Multi-Utilities (1.5%)
Canadian Utilities Ltd., Class A	6,500	187,921
CMS Energy Corp.	2,600	161,876
Consolidated Edison, Inc.	7,600	748,372
National Grid plc	11,977	171,801
Public Service Enterprise Group, Inc.	7,300	461,360
Sempra Energy	5,800	901,842
WEC Energy Group, Inc.	1,700	163,489

		2,796,661

Water Utilities (0.2%)
American Water Works Co., Inc.	2,100	311,325

Total Utilities		6,514,381

Total Common Stocks (98.0%) (Cost $167,703,630)		179,172,613

SHORT-TERM INVESTMENTS:
Investment Companies (1.5%)
Dreyfus Treasury Obligations Cash Management Fund 4.73% (7 day yield) (xx)	268,128	268,128
JPMorgan Prime Money Market Fund, IM Shares 5.07% (7 day yield)	2,495,584	2,496,332

Total Investment Companies		2,764,460

	Principal Amount	Value (Note 1)
Repurchase Agreement (0.1%)
Deutsche Bank Securities, Inc., 4.78%, dated 4/28/23, due 5/1/23, repurchase price $172,422, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/23-5/15/43; total market value $175,801. (xx)	$172,354	172,354

Total Short-Term Investments (1.6%) (Cost $2,936,861)		2,936,814

Total Investments in Securities (99.6%) (Cost $170,640,491)		182,109,427
Other Assets Less Liabilities (0.4%)		689,156

Net Assets (100%)		$182,798,583

*	Non-income producing.
(m)

Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At April 30, 2023, the market value or fair value, as applicable, of these securities amounted to $193,297 or 0.1% of net assets.

(q)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.
(x)	All or a portion of security is on loan at April 30, 2023.
(xx)

At April 30, 2023, the Fund had loaned securities with a total value of $1,109,113. This was collateralized by $719,297 of various U.S. Government Treasury Securities, ranging from 0.000% – 4.250%, maturing 6/8/23 – 11/15/51 and by cash of $440,482 which was subsequently invested in an investment company and joint repurchase agreements as detailed in the Notes to the Financial Statements.

Glossary:

REIT	— Real Estate Investment Trusts

Country Diversification As a Percentage of Total Net Assets
Australia	1.7%
Austria	0.1
Brazil	0.2
Canada	5.8
China	0.3
Denmark	0.6
Finland	0.7
France	1.0
Germany	3.8
Hong Kong	0.3
Israel	0.3
Italy	0.8
Japan	4.4
Netherlands	1.7
New Zealand	0.1
Norway	0.4
Singapore	0.6
Spain	0.2
Sweden	1.0
Switzerland	2.2
United Kingdom	0.8
United States	72.6
Cash and Other	0.4

100.0%

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

April 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Fund’s assets and liabilities carried at fair value as of April 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Communication Services	$5,694,908	$2,717,985	$—	$8,412,893
Consumer Discretionary	6,696,672	2,714,051	—	9,410,723
Consumer Staples	18,012,624	5,691,728	—	23,704,352
Energy	2,346,067	828,732	—	3,174,799
Financials	25,029,082	8,955,680	—	33,984,762
Health Care	21,285,312	4,721,455	—	26,006,767
Industrials	22,683,140	8,700,312	—	31,383,452
Information Technology	26,085,591	2,640,361	—	28,725,952
Materials	2,853,296	1,592,232	—	4,445,528
Real Estate	2,557,103	851,901	—	3,409,004
Utilities	4,624,659	1,889,722	—	6,514,381
Short-Term Investments
Investment Companies	2,764,460	—	—	2,764,460
Repurchase Agreement	—	172,354	—	172,354

Total Assets	$140,632,914	$41,476,513	$—	$182,109,427

Total Liabilities	$—	$—	$—	$—

Total	$140,632,914	$41,476,513	$—	$182,109,427

The Fund held no derivatives contracts during the six months ended April 30, 2023.

Investment security transactions for the six months ended April 30, 2023 were as follows:

Cost of Purchases:
Long-term investments other than U.S. government debt securities	$44,340,965
Net Proceeds of Sales and Redemptions:
Long-term investments other than U.S. government debt securities	$35,383,573

As of April 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,356,116
Aggregate gross unrealized depreciation	(6,053,111)

Net unrealized appreciation	$11,303,005

Federal income tax cost of investments in securities and derivative instruments, if applicable	$170,806,422

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

April 30, 2023 (Unaudited)

ASSETS
Investments in Securities, at value (x)
Unaffiliated Issuers (Cost $170,468,137)	$181,937,073
Repurchase Agreements (Cost $172,354)	172,354
Cash	394,100
Foreign cash (Cost $105,981)	105,722
Receivable for Fund shares sold	689,166
Dividends, interest and other receivables	399,131
Prepaid registration and filing fees	28,030
Securities lending income receivable	2,375

Total assets	183,727,951

LIABILITIES
Payable for return of collateral on securities loaned	440,482
Payable for Fund shares repurchased	307,972
Investment advisory fees payable	61,756
Transfer agent fees payable	25,781
Administrative fees payable	22,058
Distribution fees payable – Class A	1,074
Trustees’ fees payable	1,038
Distribution fees payable – Class R	745
Distribution fees payable – Class T**	32
Accrued expenses	68,430

Total liabilities	929,368

NET ASSETS	$182,798,583

Net assets were comprised of:
Paid in capital	$174,033,949
Total distributable earnings (loss)	8,764,634

Net assets	$182,798,583

Class A
Net asset value and redemption price per share, $5,304,036 / 344,435 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.40
Maximum sales charge (5.50% of offering price)	0.90

Maximum offering price per share	$16.30

Class I
Net asset value, offering and redemption price per share, $175,475,125 / 11,371,943 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.43

Class R
Net asset value, offering and redemption price per share, $1,860,052 / 121,022 shares outstanding (unlimited amount authorized: $0.001 par value)	$15.37

Class T**
Net asset value and redemption price per share, $159,370 / 10,332 shares outstanding (unlimited amount authorized: $0.001 par value)†	$15.43
Maximum sales charge (2.50% of offering price)	0.40

Maximum offering price per share	$15.83

(x)	Includes value of securities on loan of $1,109,113.
**	Class T shares currently are not offered for sale.
†	Net asset value amounts may not recalculate due to rounding of net assets and/or shares outstanding.

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2023 (Unaudited)

INVESTMENT INCOME
Dividends (net of $104,984 foreign withholding tax)	$1,886,655
Interest	6,168
Securities lending (net)	8,691

Total income	1,901,514

EXPENSES
Investment advisory fees	584,812
Administrative fees	125,317
Transfer agent fees	89,896
Professional fees	71,258
Registration and filing fees	25,093
Printing and mailing expenses	24,895
Custodian fees	18,617
Distribution fees – Class A	6,339
Distribution fees – Class R	4,097
Trustees’ fees	2,701
Distribution fees – Class T**	190
Miscellaneous	17,211

Gross expenses	970,426
Less: Waiver from investment adviser	(249,339)
Waiver from distributor	(190)

Net expenses	720,897

NET INVESTMENT INCOME (LOSS)	1,180,617

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Investments in securities	86,710
Foreign currency transactions	34,172

Net realized gain (loss)	120,882

Change in unrealized appreciation (depreciation) on:
Investments in securities	14,516,431
Foreign currency translations	12,677

Net change in unrealized appreciation (depreciation)	14,529,108

NET REALIZED AND UNREALIZED GAIN (LOSS)	14,649,990

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,830,607

**	Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2023 (Unaudited)	Year Ended October 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,180,617	$1,777,719
Net realized gain (loss)	120,882	(3,639,334)
Net change in unrealized appreciation (depreciation)	14,529,108	(20,499,597)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	15,830,607	(22,361,212)

Distributions to shareholders:
Class A	(41,330)	(351,608)
Class I	(1,652,986)	(9,465,365)
Class R	(9,040)	(71,605)
Class T**	(1,614)	(13,147)

Total distributions to shareholders	(1,704,970)	(9,901,725)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 22,635 and 76,397 shares, respectively ]	333,690	1,157,736
Capital shares issued in reinvestment of dividends and distributions [ 2,774 and 20,966 shares, respectively ]	41,330	351,607
Capital shares repurchased [ (26,498) and (34,561) shares , respectively]	(392,533)	(524,512)

Total Class A transactions	(17,513)	984,831

Class I
Capital shares sold [ 2,078,671 and 6,210,077 shares, respectively ]	30,799,255	95,868,042
Capital shares issued in reinvestment of dividends and distributions [ 110,705 and 563,723 shares, respectively ]	1,651,723	9,464,904
Capital shares repurchased [ (1,441,963) and (3,189,544) shares , respectively]	(21,307,878)	(47,975,390)

Total Class I transactions	11,143,100	57,357,556

Class R
Capital shares sold [ 29,152 and 49,639 shares, respectively ]	432,269	777,333
Capital shares issued in reinvestment of dividends and distributions [ 607 and 4,275 shares, respectively]	9,040	71,605
Capital shares repurchased [ (6,695) and (9,270) shares , respectively]	(98,702)	(140,469)

Total Class R transactions	342,607	708,469

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	11,468,194	59,050,856

TOTAL INCREASE (DECREASE) IN NET ASSETS	25,593,831	26,787,919
NET ASSETS:
Beginning of period	157,204,752	130,416,833

End of period	$182,798,583	$157,204,752

** Class T shares currently are not offered for sale.

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS

Class A	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net asset value, beginning of period	$14.15		$17.61	$13.34	$13.34	$12.09	$12.23

Income (loss) from investment operations:
Net investment income (loss) (e)	0.09		0.15	0.14	0.14	0.15	0.15
Net realized and unrealized gain (loss)	1.28		(2.37)	4.29	0.14	1.67	0.06

Total from investment operations	1.37		(2.22)	4.43	0.28	1.82	0.21

Less distributions:
Dividends from net investment income	(0.12)		(0.13)	(0.08)	(0.13)	(0.14)	(0.15)
Distributions from net realized gains	—	#	(1.11)	(0.08)	(0.15)	(0.43)	(0.20)

Total dividends and distributions	(0.12)		(1.24)	(0.16)	(0.28)	(0.57)	(0.35)

Net asset value, end of period	$15.40		$14.15	$17.61	$13.34	$13.34	$12.09

Total return (b)	9.70%		(13.73)%	33.49%	2.07%	15.81%	1.64%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,304		$4,888	$4,978	$3,278	$2,014	$1,123
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.10%		1.10%	1.10%	1.14%	1.15%	1.15%
Before waivers and reimbursements (a)(f)	1.40%		1.42%	1.48%	1.83%	2.26%	2.42%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.16%		0.96%	0.89%	1.04%	1.19%	1.21%
Before waivers and reimbursements (a)(f)	0.86%		0.64%	0.51%	0.35%	0.08%	(0.06)%
Portfolio turnover rate^	21	%(z)	38%	59%	42%	31%	49%

Class I	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net asset value, beginning of period	$14.19		$17.66	$13.37	$13.37	$12.11	$12.25

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.19	0.19	0.17	0.19	0.18
Net realized and unrealized gain (loss)	1.30		(2.38)	4.29	0.14	1.67	0.06

Total from investment operations	1.40		(2.19)	4.48	0.31	1.86	0.24

Less distributions:
Dividends from net investment income	(0.16)		(0.17)	(0.11)	(0.16)	(0.17)	(0.18)
Distributions from net realized gains	—	#	(1.11)	(0.08)	(0.15)	(0.43)	(0.20)

Total dividends and distributions	(0.16)		(1.28)	(0.19)	(0.31)	(0.60)	(0.38)

Net asset value, end of period	$15.43		$14.19	$17.66	$13.37	$13.37	$12.11

Total return (b)	9.88%		(13.56)%	33.87%	2.30%	16.16%	1.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$175,475		$150,789	$124,320	$46,777	$23,959	$16,340
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%		0.85%	0.85%	0.89%	0.90%	0.90%
Before waivers and reimbursements (a)(f)	1.15%		1.17%	1.23%	1.58%	2.02%	2.16%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.43%		1.23%	1.16%	1.27%	1.49%	1.47%
Before waivers and reimbursements (a)(f)	1.13%		0.90%	0.78%	0.58%	0.37%	0.21%
Portfolio turnover rate^	21	%(z)	38%	59%	42%	31%	49%

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS (Continued)

Class R	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net asset value, beginning of period	$14.10		$17.56	$13.30	$13.31	$12.06	$12.20

Income (loss) from investment operations:
Net investment income (loss) (e)	0.07		0.11	0.10	0.10	0.12	0.12
Net realized and unrealized gain (loss)	1.28		(2.37)	4.29	0.14	1.67	0.06

Total from investment operations	1.35		(2.26)	4.39	0.24	1.79	0.18

Less distributions:
Dividends from net investment income	(0.08)		(0.09)	(0.05)	(0.10)	(0.11)	(0.12)
Distributions from net realized gains	—	#	(1.11)	(0.08)	(0.15)	(0.43)	(0.20)

Total dividends and distributions	(0.08)		(1.20)	(0.13)	(0.25)	(0.54)	(0.32)

Net asset value, end of period	$15.37		$14.10	$17.56	$13.30	$13.31	$12.06

Total return (b)	9.61%		(13.97)%	33.21%	1.75%	15.55%	1.39%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,860		$1,381	$936	$236	$151	$136
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	1.35%		1.35%	1.35%	1.39%	1.40%	1.40%
Before waivers and reimbursements (a)(f)	1.65%		1.68%	1.73%	2.09%	2.52%	2.66%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	0.93%		0.72%	0.64%	0.77%	1.00%	0.98%
Before waivers and reimbursements (a)(f)	0.63%		0.40%	0.26%	0.07%	(0.12)%	(0.29)%
Portfolio turnover rate^	21	%(z)	38%	59%	42%	31%	49%

Class T**	Six Months Ended April 30, 2023 (Unaudited)		Year Ended October 31,
			2022	2021	2020	2019	2018
Net asset value, beginning of period	$14.19		$17.65	$13.37	$13.37	$12.11	$12.25

Income (loss) from investment operations:
Net investment income (loss) (e)	0.10		0.18	0.18	0.17	0.19	0.18
Net realized and unrealized gain (loss)	1.30		(2.36)	4.29	0.14	1.67	0.06

Total from investment operations	1.40		(2.18)	4.47	0.31	1.86	0.24

Less distributions:
Dividends from net investment income	(0.16)		(0.17)	(0.11)	(0.16)	(0.17)	(0.18)
Distributions from net realized gains	—	#	(1.11)	(0.08)	(0.15)	(0.43)	(0.20)

Total dividends and distributions	(0.16)		(1.28)	(0.19)	(0.31)	(0.60)	(0.38)

Net asset value, end of period	$15.43		$14.19	$17.65	$13.37	$13.37	$12.11

Total return (b)	9.88%		(13.51)%	33.79%	2.30%	16.16%	1.86%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$159		$147	$182	$138	$138	$125
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.85%		0.85%	0.85%	0.90%	0.90%	0.90%
Before waivers and reimbursements (a)(f)	1.40%		1.42%	1.48%	1.84%	2.27%	2.41%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)(f)	1.41%		1.20%	1.14%	1.28%	1.50%	1.47%
Before waivers and reimbursements (a)(f)	0.86%		0.63%	0.50%	0.33%	0.13%	(0.04)%
Portfolio turnover rate^	21	%(z)	38%	59%	42%	31%	49%

See Notes to Financial Statements.

1290 FUNDS

1290 SMARTBETA EQUITY FUND

FINANCIAL HIGHLIGHTS (Continued)

**	Class T shares currently are not offered for sale. Class T shares were formerly known as Class C Shares.
#	Per share amount is less than $0.005.
^	Portfolio turnover rate excludes derivatives, if any.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(e)	Net investment income (loss) per share is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying funds (“indirect expenses”), if applicable.
(z)	Portfolio turnover rate for periods less than one year is not annualized.

See Notes to Financial Statements.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS

April 30, 2023 (Unaudited)

Note 1	Organization and Significant Accounting Policies

1290 Funds (the “Trust”) was organized as a Delaware statutory trust on March 1, 2013 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open- end management investment company with sixteen diversified funds in operation (each, a “Fund” and collectively, the “Funds”). Equitable Investment Management, LLC (“EIM” or the “Adviser”) is the investment adviser to each Fund. The Adviser is registered with the U.S. Securities and Exchange Commission (“SEC”) as an investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, wholly-owned subsidiary of Equitable Holdings, Inc., which is a publicly-owned company. The Adviser is recently organized and has been registered with the SEC as an investment adviser since August 2022. The Adviser began serving as the investment adviser to each Fund on January 1, 2023. Prior to January 1, 2023, Equitable Investment Management Group, LLC (“EIMG”), an affiliate of the Adviser, served as the investment adviser to each Fund.

Each of the investment sub-advisers (each a “Sub-Adviser”) independently chooses and maintains a portfolio of securities for their respective Fund.

The 1290 Retirement 2020 Fund, 1290 Retirement 2025 Fund, 1290 Retirement 2030 Fund, 1290 Retirement 2035 Fund, 1290 Retirement 2040 Fund, 1290 Retirement 2045 Fund, 1290 Retirement 2050 Fund, 1290 Retirement 2055 Fund and the 1290 Retirement 2060 Fund (each, a “1290 Retirement Fund” and together, the “1290 Retirement Funds”) as well as 1290 Multi- Alternative Strategies Fund are types of mutual funds often described as “fund-of-funds.” These Funds pursue their investment objectives by investing exclusively in other unaffiliated investment companies or exchange-traded funds (“ETFs”). The underlying funds’ financial statements are included in each underlying fund’s annual report, which is filed with the SEC on Form N-CSR and are publicly available through the SEC’s EDGAR database (https://www.sec.gov/edgar/searchedgar/ companysearch.html).

The Trust has authorized four classes of shares, Class A, Class I, Class R and Class T on behalf of each of the sixteen Funds. Class T shares are currently not offered for sale. Additionally, 1290 Retirement Funds currently only offer Class I shares for sale.

The Class A, Class R and Class T shares are subject to distribution fees imposed under distribution plans (“Distribution Plans”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple-class distribution system, all four classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the applicable Distribution Plan.

Additionally, Class A shares are sold at a maximum front-end sales charge of up to 4.50% for 1290 Diversified Bond Fund, 1290 Loomis Sayles Multi-Asset Income Fund (formerly 1290 DoubleLine Dynamic Allocation Fund) and 1290 High Yield Bond Fund, and up to 5.50% for 1290 GAMCO Small/ Mid Cap Value Fund, 1290 Essex Small Cap Growth Fund, 1290 Multi-Alternative Strategies Fund, 1290 SmartBeta Equity Fund and each 1290 Retirement Fund. Class A shares sold without a front-end sales charge are subject to a contingent deferred sales charge (“CDSC”) of 1% of the lesser of the original net asset value (“NAV”) of the redeemed shares at the time of purchase or the aggregate NAV of the redeemed shares at the time of redemption, if redeemed within 12 months of purchase. Class T shares are subject to a maximum front-end sales charge of up to 2.50%.

On March 2, 2022, EIMG redeemed capital out of the 1290 High Yield Bond Fund, 1290 Retirement 2020 Fund, 1290 Retirement 2030 Fund, and 1290 Retirement 2035 Fund in the amount of $5,000,000, $1,500,000, $1,600,000, and $1,700,000, respectively, for Class I shares.

On June 1, 2022, EIMG redeemed capital out of the 1290 High Yield Bond Fund in the amount of $5,000,000 for Class I shares.

On July 11, 2022, EIMG contributed seed capital to the 1290 Essex Small Cap Growth Fund in the amount of $100,000, $9,800,000 and $100,000 for Class A, Class I and Class R, respectively.

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On August 19, 2022, EIMG redeemed capital out of the 1290 High Yield Bond Fund in the amount of $5,000,000 for Class I shares.

On December 1, 2022, EIMG redeemed capital out of the 1290 High Yield Bond Fund in the amount of $5,000,000 for Class I share.

The investment objectives of each Fund are as follows:

1290 Diversified Bond Fund (sub-advised by Brandywine Global Investment Management, LLC) — Seeks to maximize total return consisting of income and capital appreciation.

1290 Essex Small Cap Growth Fund (sub-advised by Essex Investment Management Company, LLC) — Seeks long-term growth of capital.

1290 GAMCO Small/Mid Cap Value Fund (sub-advised by GAMCO Asset Management Inc.) — Seeks to maximize capital appreciation.

1290 High Yield Bond Fund (sub-advised by AXA Investment Managers US Inc.) — Seeks to maximize current income.

1290 Loomis Sayles Multi-Asset Income Fund (sub-advised by Loomis, Sayles & Company, L.P. (“Loomis Sayles”)) — Seeks to provide income and total return through principally investing in income generating securities and investments.

1290 Multi-Alternative Strategies Fund — Seeks long-term growth of capital.

1290 Retirement 2020 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2025 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2030 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2035 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2040 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2045 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2050 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2055 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 Retirement 2060 Fund — Seeks the highest total return over time consistent with its asset mix while managing portfolio volatility. Total return includes capital growth and income.

1290 SmartBeta Equity Fund (sub-advised by AXA Investment Managers US Inc.) — Seeks to achieve long-term capital appreciation.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with United States of America generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The Funds are investment companies and, accordingly, follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. GAAP.

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Valuation:

Equity securities (including securities issued by ETFs) listed on national securities exchanges are generally valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ stock market will be valued using the NASDAQ Official Closing Price (“NOCP”). Other unlisted stocks are generally valued at their last sale price or official closing price, or if there is no such price, at a bid price estimated by a broker.

Corporate and municipal bonds and notes are generally valued on the basis of prices provided by a pricing service. The pricing services may utilize many inputs that are observable in making evaluations which may include, but are not limited to, trading activity for similar securities, issuer details, yields, default rates, credit spreads, quoted prices and any developments related to the specific securities. However, when such prices are not available, such bonds and notes are generally fair valued at a bid price estimated by a broker.

Convertible preferred stocks listed on national securities exchanges are generally valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are generally valued using prices obtained from a pricing service for such investments or, if a pricing service price is not available, fair valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are generally valued at evaluated prices obtained from a pricing service where available, or fair valued at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, collateral performance, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date and the convertibility of the bond in making evaluations. If a quoted price is unavailable, an equivalent yield or yield spread quotes may be obtained from a broker and converted to a price.

Options that are traded on an exchange are generally valued at their last sale price or official closing price on the date of valuation. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are generally valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker- dealers, yield curves and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly in the U.S., or traded in American Depositary Receipts (“ADR”) or similar form, are generally valued at representative quoted prices from the primary exchange in the currency of the country of origin. Foreign currency is converted into U.S. dollar equivalent at current exchange rates.

Investments in shares of open-end investment companies (other than ETFs) held by a Fund are generally valued at the net asset value (“NAV”) of the shares of such funds as described in the underlying funds’ prospectuses.

Futures contracts are generally valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign currency contracts are generally valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency rates gathered from leading market makers and foreign currency trading centers throughout the world in making evaluations. Forward foreign currency contracts may be settled with the counterparty in U.S. dollars without the delivery of foreign currency.

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Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Swaps are marked-to-market daily based upon values from third party vendors, which may include a clearing counterparty, registered exchange, or quotations from market makers to the extent available. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the fair value of the swap will be determined in good faith by the Trust’s Valuation Committee (as discussed below).

Securities for which market quotations are readily available are valued at their market value. All other securities are valued at their fair value, as determined in good faith by the Board of Trustees (the “Board”) of the Trust. In accordance with Rule 2a-5 under the Investment Company Act of 1940, as amended, the Board has designated the Adviser as its valuation designee (the “Valuation Designee”). As Valuation Designee, EIM, subject to the oversight of the Board, is responsible for making fair valuation determinations in accordance with procedures (the “Pricing Procedures”) approved by the Board. EIM’s day-to-day responsibilities as Valuation Designee are performed by a valuation committee established by EIM (the “Committee”).

The Adviser also serves as the administrator of the Funds. The Administrator oversees the calculation of the NAV of the Funds and their respective share classes. The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”) to assist in performing certain duties, including the calculation of the Funds’ NAVs.

Due to the inherent uncertainty of the fair value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of each Fund’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets
•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Fund’s assets and liabilities carried at fair value as of April 30, 2023, is included in the Portfolio of Investments for each Fund. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Fund, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to fair value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical

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pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Fund’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Fund when the Committee deems that the particular event or circumstance would materially affect such Fund’s NAV.

Security Transactions and Investment Income:

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date, except that certain dividends from foreign securities, if any, are recognized as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the market value or fair value, as applicable, of the asset received. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records paydown gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities, if any, is presented net of deferred taxes on unrealized appreciation in the Statements of Assets and Liabilities.

Allocation of Expenses and Income:

Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of the Trust not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund or other appropriate allocation methods.

All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except for distribution fees which are charged on a class-specific basis.

Offering costs incurred in connection with the offering of shares of a Fund will be amortized and recorded as an expense on a straight line basis over 12 months from the date of the Fund’s commencement of public offering of shares. Amortized offering costs are disclosed in the Statement of Operations.

Offering costs incurred during the six months ended April 30, 2023 by the Fund is shown below:

Fund:	Amount
1290 Essex Small Cap Growth	$206,856

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Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i) Market value or fair value, as applicable, of investment securities, other assets and liabilities — at the valuation date.

(ii) Purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statements of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statements of Operations.

Taxes:

Each Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies (“RICs”) and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Fund. Therefore, no Federal, state and local income tax provisions are required.

The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended October 31, 2022, the Funds did not incur any interest or penalties. Each of the tax years in the four year period ended October 31, 2022 remains subject to examination by the Internal Revenue Service, state and local taxing authorities.

Each Fund (other than the 1290 Diversified Bond Fund, 1290 High Yield Bond Fund and 1290 Loomis Sayles Multi-Asset Income Fund) generally distributes most or all of its net investment income and net realized gains, if any, annually. Each of the 1290 Diversified Bond Fund, 1290 High Yield Bond Fund and 1290 Loomis Sayles Multi-Asset Income Fund normally distributes dividends from its net investment income monthly and distributes its net realized gains, if any, annually. Dividends to shareholders of a Fund to which such gains are attributable from net realized short-term and long-term capital gains are declared and distributed at least annually. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Short-term capital gains and foreign currency gains are treated as capital gains for U.S. GAAP purposes but are considered ordinary income for tax purposes. The tax character of distributions for the years ended October 31, 2022 and October 31, 2021 and the tax composition of undistributed ordinary income and undistributed long term gains at October 31, 2022 are presented in the following table. For the Funds, the cumulative significant differences related to the tax composition of undistributed ordinary income and long term gains are primarily due to 1256 mark to market contracts (1290 Diversified Bond), capital loss carryforwards (1290 Diversified Bond, 1290 High Yield Bond, 1290

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Multi-Alternative Strategies and 1290 SmartBeta Equity), partnership basis adjustments (1290 Multi-Alternative Strategies) and wash sale loss deferrals (1290 GAMCO Small/Mid Cap Value, 1290 Multi-Alternative Strategies, 1290 Retirement 2020, 1290 Retirement 2025, 1290 Retirement 2035 and 1290 Retirement 2050).

	Year Ended October 31, 2022		As of October 31, 2022		Year Ended October 31, 2021
Funds:	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains
1290 Diversified Bond	$15,789,422	$—	$3,161,916	$—	$22,199,718	$1,259,904
1290 Essex Small Cap Growth	—	—	73,124	—	—	—
1290 GAMCO Small/Mid Cap Value	3,318,337	6,937,069	—	2,546,998	547,954	—
1290 High Yield Bond	3,240,660	—	—	—	2,721,245	—
1290 Loomis Sayles Multi-Asset Income	6,031,882	1,904,182	5,035	1,026,233	3,435,284	1,965,664
1290 Multi-Alternative Strategies	360,960	1,243,789	284,712	—	116,723	—
1290 Retirement 2020	166,329	463,440	150,137	570,225	218,431	280,715
1290 Retirement 2025	288,656	860,778	278,123	734,681	361,068	407,870
1290 Retirement 2030	122,307	128,767	131,781	518,561	112,968	291,646
1290 Retirement 2035	166,168	—	164,004	549,891	175,930	314,610
1290 Retirement 2040	65,632	57,624	86,586	26,907	78,809	87,747
1290 Retirement 2045	101,057	376,691	105,639	122,296	123,390	177,383
1290 Retirement 2050	71,905	67,676	93,877	32,172	83,748	50,542
1290 Retirement 2055	61,562	24,624	69,372	87,348	71,655	43,156
1290 Retirement 2060	60,223	56,775	71,474	98,368	72,993	53,812
1290 SmartBeta Equity	3,843,892	6,057,833	1,405,738	674	466,820	352,092

The following Funds had a Return of Capital during the year ended October 31, 2022:

Funds:	Return of Capital
1290 High Yield Bond	$121,909

The following Funds had a Return of Capital during the year ended October 31, 2021:

Funds:	Return of Capital
1290 Diversified Bond	$846,864
1290 High Yield Bond	20,164

Net capital losses recognized by the Funds may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. The following Funds utilized net capital loss carry forwards during the year and/or have capital losses incurred that will be carried forward:

	Utilized		Losses Carried Forward
Funds:	Short Term	Long Term	Short Term	Long Term
1290 Diversified Bond	$—	$—	$56,947,012	$39,596,951
1290 High Yield Bond	—	—	1,086,724	3,330,347
1290 Multi-Alternative Strategies	—	—	—	339,746
1290 Retirement 2035	7,561	—	—	—
1290 SmartBeta Equity	—	—	3,540,104	—

Accounting for Derivative Instruments:

Following is a description of how and why the Funds use derivative instruments, the type of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds

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may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments because the Funds account for their derivatives at fair value and record any changes in fair value in current period earnings in the Statements of Operations. All open derivative positions at period end are reflected on each respective Fund’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Fund’s Portfolio of Investments. Portfolio securities are reserved and/or pledged with the custodian as collateral for current or potential derivative holdings as necessary throughout the year.

Options:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale (or cost of) purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Certain Funds may purchase put options on securities to increase the Fund’s total investment return or to protect its holdings against a substantial decline in market value or fair value, as applicable. The purchase of put options on securities will enable a Fund to preserve, at least partially, unrealized gains in an appreciated security in its Fund without actually selling the security. In addition, the Funds will continue to receive interest or dividend income on the security. The Funds may also purchase call options on securities to protect against substantial increases in prices of securities that Funds intend to purchase pending their ability to invest in an orderly manner in those securities. The Funds may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

Futures Contracts, Options on Futures Contracts and Foreign Currency Contracts:

The futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Funds are rights to buy, or sell a futures contract for a set price in the future. Certain Funds buy or sell futures contracts for the purpose of protecting their Fund securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that they intend to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from or cost of the closing transactions and the Fund’s basis in the contract. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, a Fund’s credit risk is limited to failure of the exchange or board of trade.

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The Funds may be exposed to foreign currency risks associated with Fund investments. Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking-to-market”. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from forward foreign currency transactions in the Statements of Operations of the Funds. The Funds may engage in these forward contracts to protect against uncertainty in the level of future rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds also buy forward foreign currency contracts to gain exposure to currencies.

Swap Agreements:

Changes in market value or fair value, as applicable, if any, are reflected as a component of net changes in unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. Over-the-counter (“OTC”) swap payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statement of Operations.

Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may include an underlying equity, index, or bond, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return. In connection with total return swap agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Interest rate swaps involve the exchange between two parties of payments calculated by reference to specified interest rates (e.g., an exchange of floating rate payments for fixed rate payments). The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. Caps and floors may be less liquid than swaps. In addition, the value of interest rate transactions will fluctuate based on changes in interest rates.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap

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agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” is intended to ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and limit any potential leveraging of the Fund. Such segregation or “earmarking” will not limit the Fund’s exposure to loss. To the extent that credit default swaps are entered into for hedging purposes or are covered as described above, the Adviser believes such obligations do not constitute “senior securities” under the 1940 Act and, accordingly, will not treat them as being subject to the Fund’s senior security and borrowing restrictions.

A Fund may use inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk. Swaptions are marked-to-market daily based upon values from third party vendors.

An option on a swap agreement, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market- based “premium.” A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index. A purchaser of a swaption risks losing only the amount of the premium they have paid should they decide to let the option expire, whereas the seller of a swaption is subject to the risk that they will become obligated if the option is exercised. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

Forward settling transactions:

Certain Funds make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward settling transactions”). Funds may designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or may enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value or fair value, as applicable, in the financial statements. Forward settling transactions may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is a risk in addition to the risk of decline in the value of the Funds’ other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Funds may enter into to-be-announced purchase or sale commitments (“TBA transactions”), pursuant to which it agrees to purchase or sell, respectively, mortgage backed

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securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by a Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry accepted “good delivery” standards. Funds may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, a Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, a Fund maintains an entitlement to the security to be sold.

Master netting arrangements and collateral:

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern bilateral OTC derivative transactions entered into by the Sub-Advisers on behalf of the Funds with select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral posting and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third- party custodian. The market value of OTC financial derivative instruments, collateral received or pledged, and net exposure by counterparty as of period end are disclosed in the Portfolio of Investments.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern certain forward settling transactions, such as TBA transactions, delayed-delivery or sale buybacks by and between the Sub-Advisers on behalf of the Funds and select counterparties. The Master Forward Agreements maintain provisions for, among other things, transaction initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral. The market value of forward settling transactions, collateral pledged and/or received, and the net exposure by counterparty as of period end is disclosed in the Portfolio of Investments.

ISDA Master Agreements and Master Forward Agreements are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. Under most ISDA Master Agreements and Master Forward Agreements, collateral is routinely pledged if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant master agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 (on a per counterparty basis) depending on the counterparty and the type of master agreement.

Collateral on OTC derivatives and centrally cleared derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies or foreign governments. Cash pledged as collateral by a Fund is reflected as cash held as collateral at the broker in the accompanying financial statements and generally is restricted from withdrawal by the Fund; securities pledged as collateral by a Fund are so noted in the accompanying Portfolio of Investments; both remain in the Fund’s assets. Securities received as collateral by counterparties are not included in the Fund’s assets because the Fund does not obtain effective control over those securities. The obligation to return cash collateral received from counterparties is included as a liability in the accompanying financial statements. Collateral posted or received by the Fund may be held in a segregated account at the respective counterparty or Fund’s custodian.

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In connection with the adoption of Rule 18f-4 under the 1940 Act (the “Derivatives Rule” or “Rule 18f-4”), the SEC and its staff rescinded and withdrew applicable guidance and relief regarding the segregation of assets to cover derivatives transactions, effective as of August 19, 2022. On August 19, 2022, the Trust adopted and implemented a Derivatives Risk Management Program pursuant to Rule 18f-4 and Policies and Procedures for Limited Derivatives Users, in compliance with the Derivatives Rule. Accordingly, as of August 19, 2022, the Funds no longer segregate assets to cover derivatives transactions, as previously required and discussed above.

Securities Lending:

During the six months ended April 30, 2023, certain Funds entered into securities lending transactions. To generate additional income, a Fund may lend its fund securities, up to 30% of the market value of the Fund’s total assets, to brokers, dealers, and other financial institutions.

JPMorgan serves as securities lending agent for the securities lending program of the Trust. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.

The Funds’ securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the fund securities loaned, and with respect to each new loan on non-U.S. securities, collateral of at least 105% of the value of the fund securities loaned; and (ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100% of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements or government money market funds and shown in the Portfolio of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan and cannot be sold or repledged by the Fund and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, please refer to note (xx) in the Portfolio of Investments. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

The Funds receive payments from the lending agent equivalent to any dividends and/or interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from the lending agent and reflected in the Statements of Operations under “Securities lending (net).” The Funds may invest cash collateral in joint repurchase agreements or government money market funds as indicated on the Portfolio of Investments, and record a liability in the Statements of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Such liabilities, if any, are reflected in the Statements of Assets and Liabilities under “Payable for return of collateral on securities loaned”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially. Loans are made, however, only to borrowers deemed by the lending agent to be of good standing and creditworthy and approved by EIM. Loans are subject to termination by a Fund or the borrower at any time, and, therefore, are not considered to be illiquid investments. The lending agent receives a fee based on a percentage of earnings derived from the investment of cash collateral. The Funds receive 90% of the net earnings of the Repurchase Agreements up to $45 million of aggregate earnings across all Funds within a calendar year and 92% thereafter.

The Securities Lending Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, a Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, JPMorgan indemnifies

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the Fund by purchasing replacement securities at JPMorgan’s expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agreement between the Fund and JPMorgan.

At April 30, 2023, the Securities Lending Agreement does not permit the Fund to enforce a netting arrangement.

Joint Repurchase Agreements:

During the six months ended April 30, 2023, certain Funds have transferred cash collateral received from the securities lending program to a joint account at JPMorgan, the lending agent. The joint account aggregates cash collateral received from the participating Funds, along with other customers of JPMorgan, in order to execute joint repurchase agreement transactions with various counterparties (the “Joint Repurchase Agreements”). As such, each Fund has a proportionate interest in one or more of the Joint Repurchase Agreements. The Joint Repurchase Agreements can contractually be collateralized by U.S. Government Treasury Securities, U.S. Government Agency Securities, Supranational/Non-U.S. Agency or U.S. Equity Securities and are held at a financial institution acting as a tri-party custodian. In a Joint Repurchase Agreement, the seller of the security agrees to repurchase the security at a mutually agreed upon time and price, which reflects the effective rate of return for the term of the agreement. The underlying collateral is marked to market daily to ensure that the value of the collateral pledged is equal to or greater than the agreed upon repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to cause JPMorgan to liquidate the collateral. JPMorgan shall indemnify the Funds against a decline in the value of the collateral below the agreed upon repurchase price. However, the execution of such actions may result in the delay of realization of the collateral by the Funds. The details of the proportionate share of the Joint Repurchase Agreements open at April 30, 2023 for the Funds are reflected in each Fund’s Portfolio of Investments. At April 30, 2023, the Joint Repurchase Agreements (on a gross basis, including other customers of JPMorgan) in which the Funds participated were as follows:

Deutsche Bank Securities, Inc., 4.78%, dated 4/28/23, due 5/1/23, repurchase price $400,159,333, collateralized by various U.S. Government Treasury Securities, 0.000%, maturing 8/15/23-5/15/43; total market value $408,000,000.

Santander US Capital Markets LLC, 4.81%, dated 4/28/23, due 5/1/23, repurchase price $150,060,125, collateralized by various Corporate Bonds, 4.250%, maturing 5/25/33, U.S. Government Agency Securities, ranging from 1.101%-5.453%, maturing 8/25/30-11/20/69; total market value $153,061,332.

TD Prime Services LLC, 4.89%, dated 4/28/23, due 5/1/23, repurchase price $200,081,500, collateralized by various Common Stocks; total market value $220,089,867.

Market, Credit and Other Risk:

A Fund’s investments in financial instruments expose the Fund to various risks such as, but not limited to, market, interest rate, foreign currency, foreign securities, forward settling transactions, equity, and credit risks.

The market values of a Fund’s investments may decline due to factors that are specifically related to a particular company or issuer, as well as general market conditions, such as real or perceived adverse economic or political conditions, changes in the general outlook for corporate earnings, inflation rates and/or investor expectations concerning such rates, changes in interest rates or currency rates, recessions or adverse investor sentiment generally. The market values of a Fund’s investments may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Even when markets perform well, there is no assurance that the investments held by a Fund will increase in value along with the broader market. World markets, or those in a particular

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region, may all react in similar fashion to important economic, political or other developments. Events such as environmental and natural disasters or other catastrophes, public health crises (such as the COVID-19 pandemic, which has caused significant global market disruptions), social unrest, and cybersecurity incidents, and governments’ reactions (or failure to react) to such events, could cause uncertainty in the markets and may adversely affect the performance of the global economy. Geopolitical and other events, including terrorism, tensions, war or other open conflicts between nations, or political or economic dysfunction within some nations that are global economic powers or major producers of oil, may lead to overall instability in world economies and markets generally and have led, and may in the future lead, to increased market volatility and may have adverse long- term effects. Impacts from climate change may include significant risks to global financial assets and economic growth. The U.S. Federal Reserve (“Fed”) has invested or otherwise made available substantial amounts of money to keep credit flowing through short-term money markets and has signaled that it will continue to adjust its operations as appropriate to support short-term money markets. Amid these efforts, concerns about the markets’ dependence on the Fed’s provision of liquidity have grown. Policy changes by the U.S. government and/or the Fed and political events within the United States may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree. A downgrade of the ratings of U.S. government debt obligations, or concerns about the U.S. government’s credit quality in general, could have a substantial negative effect on the U.S. and global economies. High public debt in the United States and other countries creates ongoing systemic and market risks and policymaking uncertainty.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. When nominal interest rates decline, the value of certain fixed-income securities held by a Fund generally rises. Conversely, when nominal interest rates rise, the value of certain fixed income securities held by a Fund generally decreases. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by Fund management. A Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a security’s market price to interest rate (i.e., yield) movements.

Interest rates were unusually low in recent years in the United States and abroad, but the interest rate environment changed dramatically in 2022 as interest rates moved significantly higher. Aggressive stimulus measures in 2020 and 2021, rising demand for goods and services, tight labor markets, and supply chain disruptions contributed to a surge of inflation in many sectors of the U.S. and global economies. Due to concerns regarding high inflation, the U.S. Federal Reserve and many foreign governments and monetary authorities have raised interest rates and implemented other policy initiatives in an effort to control inflation, and they may continue to do so. It is difficult to predict accurately the pace at which central banks or monetary authorities may increase interest rates or the timing, frequency, or magnitude of any such further increases, and the evaluation of macro-economic and other conditions could cause a change in approach in the future. Rising interest rates may present a greater risk than has historically been the case due to the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives. As such, fixed-income and related markets may continue to experience heightened levels of interest rate volatility. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. A Fund’s investments may not keep pace with inflation, and the value of an investment in a Fund may be eroded over time by inflation. Changes in government or central bank policies could negatively affect the value and liquidity of a Fund’s investments and cause it to lose money, and there can be no assurance that the initiatives undertaken by governments and central banks will be successful.

Many debt securities, derivatives and other financial instruments utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations. The

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publication of various LIBOR settings either has been, or is in the process of being, discontinued. Most maturities and currencies of LIBOR were phased out at the end of 2021, with the remaining ones to be phased out on June 30, 2023. The Secured Overnight Financing Rate (“SOFR”) has been selected by a committee established by the Board of Governors of the Federal Reserve System and the Federal Reserve Bank of New York to replace LIBOR as a reference or benchmark rate in the United States. Other countries have undertaken similar initiatives to identify replacement reference or benchmark rates in their respective markets. However, there are obstacles to converting certain existing investments and transactions to a new reference or benchmark rate, as well as risks associated with using a new reference or benchmark rate with respect to new investments and transactions. The transition process, or a failure to transition properly, might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates, a reduction in the values of some LIBOR-based investments, and reduced effectiveness of certain hedging strategies, which may adversely affect a Fund’s performance or net asset value. In addition, the alternative reference or benchmark rate may be an ineffective substitute resulting in prolonged adverse market conditions for a Fund.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the Fund’s returns. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Foreign (non-U.S.) securities in this report are classified by the country of risk of a holding. Investments in foreign securities, including depositary receipts, involve risks not associated with investment in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision and regulation than U.S. markets. Differences between U.S. and foreign legal, political and economic systems, regulatory regimes and market practices also may impact security values, and it may take more time to clear and settle trades involving foreign securities. In addition, foreign operations or holding can involve risks relating to conditions in foreign countries.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The United States and other countries have imposed broad- ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that provide military or economic support to Russia. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments may be impaired. In addition, any exposure that a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s investments. The extent and duration of military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict. These events have resulted in, and

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could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. These and any related events could significantly impact a Fund’s performance and the value of an investment in a Fund beyond any direct exposure a Fund may have to Russian issuers or issuers in other countries affected by the invasion.

Forward settling transactions and forward foreign currency contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. They are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement. There is also the risk that the security will not be issued or that the other party to the transaction will not meet its obligations. If this occurs, a Fund may lose both the investment opportunity for its assets if set aside to pay for the security and any gain in the security. The use of forward settling transaction may result in market risk to the Funds that is greater than if the Funds had engaged solely in transactions that settle in the customary time.

Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss.

Equity securities and equity related investments generally have greater market price volatility than fixed income securities, although under certain market conditions fixed income securities may have comparable or greater price volatility. In addition, common stock prices may be particularly sensitive to rising interest rates, which increase borrowing costs and the costs of capital.

A Fund will be exposed to credit risk to parties with whom it trades and will also bear the risk of settlement default. A Fund is subject to the risk that the issuer or guarantor of a fixed income security, or the counterparty to a transaction, is unable or unwilling, or is perceived as unable or unwilling, to make timely interest or principal payments or otherwise honor its obligations, which may cause the Fund’s holding to lose value. The downgrade of a security’s credit rating may decrease its value. Lower credit quality also may lead to greater volatility in the price of a security and may negatively affect a security’s liquidity. The credit quality of a security can deteriorate suddenly and rapidly.

Certain Funds may invest in below investment grade high-yield securities (commonly known as “junk bonds”). These securities are considered to be high risk investments. Securities rated below investment grade are speculative in nature, involve greater risk of default by the issuing entity and may be subject to greater market fluctuations than higher rated fixed income securities because such securities are generally unsecured and subordinated to other creditors’ claims. The retail secondary market for these “junk bonds” may be less liquid than that of higher rated securities and adverse economic conditions could make it difficult to sell certain securities or could result in lower prices than those used in calculating the Fund’s NAV.

Because certain Funds invest in affiliated mutual funds, unaffiliated mutual funds and ETFs, the Funds indirectly bear a portion of the expenses incurred by the underlying funds and ETFs. As a result, the cost of investing in the Funds may be higher than the cost of investing in a Fund that exclusively invests directly in individual securities and financial instruments. The Funds are also subject to certain risks related to the underlying funds’ and ETFs’ investments in securities and financial instruments (such as fixed income securities, including high yield, asset-backed and mortgage- related securities, equity securities, foreign and emerging markets securities, commodities and real estate securities) and the ability of the Fund to meet its investment objective will directly depend on the ability of the underlying fund or ETF to meet its investment objective. With respect to the Fund’s investments in ETFs, there is also the risk that an ETF’s performance may

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not match that of the relevant index. It is also possible that an active trading market for an ETF may not develop or be maintained, in which case the liquidity and value of the Fund’s investments in the ETF could be substantially and adversely affected. The extent to which the investment performance and risks associated with the Fund correlate to those of a particular underlying fund or ETF will depend upon the extent to which the Fund’s assets are allocated from time to time for investment in the underlying fund or ETF, which will vary.

Offsetting Assets and Liabilities:

The Funds may be subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and are intended to reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that is intended to improve legal certainty. As the Master Agreements are specific to unique operations of different asset types; they allow a Fund to close out and net its total exposure to counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty. For financial reporting purposes the Statement of Assets and Liabilities generally show derivative assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting.

Note 2	Agreements

The Trust, on behalf of each Fund, has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Adviser is responsible for (i) providing a continuous investment program for the Funds; (ii) monitoring the implementation of the investment program for each Fund; (iii) assessing the investment objectives and policies, composition, investment style and investment process for each Fund; (iv) effecting transactions for each Fund and selecting brokers or dealers to execute such transactions; (v) developing and evaluating strategic initiatives with respect to the Funds; (vi) making recommendations to the Board regarding the investment programs of the Funds, including any changes to the investment objectives and policies of a Fund; (vii) coordinating and/or implementing strategic initiatives approved by the Board; and (viii) preparing and providing reports to the Board on the impact of such strategic initiatives. The Adviser is paid a fee for these services. The fee is accrued daily and paid monthly based on the Fund’s average daily net assets, at an annual rate of:

Funds:	Investment Advisory Fees
1290 Retirement 2020	0.500% of average daily net assets
1290 Retirement 2025	0.500% of average daily net assets
1290 Retirement 2030	0.500% of average daily net assets
1290 Retirement 2035	0.500% of average daily net assets
1290 Retirement 2040	0.500% of average daily net assets
1290 Retirement 2045	0.500% of average daily net assets
1290 Retirement 2050	0.500% of average daily net assets
1290 Retirement 2055	0.500% of average daily net assets
1290 Retirement 2060	0.500% of average daily net assets

	(as a percentage of average daily net assets)
Funds:	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
1290 Essex Small Cap Growth	0.750%	0.700%	0.675%	0.650%	0.625%
1290 GAMCO Small/Mid Cap Value	0.750	0.700	0.675	0.650	0.625
1290 Loomis Sayles Multi-Asset Income	0.650	0.600	0.575	0.550	0.525
1290 SmartBeta Equity	0.700	0.650	0.625	0.600	0.575

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	(as a percentage of average daily net assets)
Fund:	First $4 Billion	Next $4 Billion	Next $2 Billion	Thereafter
1290 Multi-Alternative Strategies	0.500%	0.490%	0.480%	0.470%

	(as a percentage of average daily net assets)
Funds:	First $4 Billion	Next $4 Billion	Thereafter
1290 Diversified Bond	0.600%	0.580%	0.560%
1290 High Yield Bond	0.600	0.580	0.560

Prior to January 1, 2023 EIMG was the investment adviser to the Funds.

On behalf of the Trust, the Adviser has entered into an investment sub-advisory agreement (“Sub-Advisory Agreements”) with each of the Sub-Advisers. Each of the Sub-Advisory Agreements obligates the Sub-Advisers for the respective Funds to: (i) continuously furnish investment programs for the Funds; (ii) place all orders for the purchase and sale of investments for the Funds with brokers or dealers selected by the Adviser or the respective Sub-Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Adviser pays the expenses of providing investment sub-advisory services to the Funds, including the fees of the Sub-Advisers of each Fund.

For administrative services, each Fund pays the Administrator an asset-based administration fee of 0.15% of the average daily net assets of the Fund. The asset-based administration fee is calculated and billed monthly, and subject to an annual minimum of $30,000 per Fund or $30,000 for each allocated portion (or sleeve) of a Fund, as applicable. The Administrator has contracted with the Sub-Administrator to provide, pursuant to a sub-administration agreement, the Funds with certain administrative services, including monitoring of Fund compliance and Fund accounting services.

The Trust, on behalf of the Funds, has entered into a distribution agreement (the “Distribution Agreement”) with ALPS Distributors, Inc. (“ALPS” or the “Distributor”), under which ALPS serves as Distributor for each Fund’s Class A, Class I, Class R and Class T shares. The Board has approved Distribution Plans pursuant to Rule 12b-1 under the 1940 Act for Class A, Class R and Class T shares for each Fund. Pursuant to the Distribution Plans, the Funds will pay the Distributor annual fees at the following rates:

Share Class:	Distribution Fee and/or Service Fee (as a % of average daily net assets attributable to the class)
Class A	0.25%
Class R	0.50
Class T*	0.25

*

The Distribution Fees for Class T shares are currently being waived. This waiver is voluntary and could be eliminated at any time at the discretion of the Distributor. The amounts waived for the period ended April 30, 2023 are included in Waiver from distributor on the Statement of Operations for each Fund and are not eligible for recoupment.

The Trust, on behalf of the Funds, has entered into a transfer agency and service agreement (the “Transfer Agency Agreement”) with SS&C GIDS, Inc. (“Transfer Agent”). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for, among other things, the issuance, transfer and redemption of shares, the opening and maintenance of shareholder accounts, the handling of certain communications between shareholders and the Trust, and the payment of dividends and distributions payable by the Funds. Under the Transfer Agency Agreement, the Transfer Agent receives a monthly fee comprised of a fixed base fee plus a fee computed on the basis of the number of shareholder accounts it maintains for the Trust during the month.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2023 (Unaudited)

The Trust, on behalf of the Funds, has entered into a custody agreement (the “Custody Agreement”) with JPMorgan Chase Bank, N.A. (in this capacity, the “Custodian”). The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. The Custodian serves as custodian of the Trust’s Fund securities and other assets. Under the terms of the Custody Agreement between the Trust and the Custodian, the Custodian maintains and deposits in each Fund’s account, cash, securities and other assets of the Funds. The Custodian is also required, upon the order of the Trust, to deliver securities held by the Custodian, and to make payments for securities purchased by the Trust. The Custodian has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which Fund securities purchased outside the United States are maintained in the custody of these entities. At period end, certain of the Funds maintain significant cash balances with the Custodian or its affiliates. These balances are presented as cash on each Fund’s Statement of Assets and Liabilities.

The Adviser has contractually agreed to limit the expenses of certain Funds (exclusive of taxes, interest, brokerage commissions, dividend and interest expenses on securities sold short, capitalized expenses (other than offering costs), fees and expenses of other investment companies in which a Fund invests (except as noted in the table below), 12b-1 fees and extraordinary expenses not incurred in the ordinary course of such Fund’s business) through April 30, 2024 (unless the Board consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”), pursuant to which the Adviser has agreed to make payments or waive or limit its fees so that the total annual operating expenses do not exceed the following annual rates:

Funds:	Total Expense Limited For All Share Classes to (% of daily net assets)
1290 Diversified Bond	0.50%
1290 Essex Small Cap Growth	0.88
1290 GAMCO Small/Mid Cap Value*	0.95
1290 High Yield Bond	0.75
1290 Loomis Sayles Multi-Asset Income	0.80
1290 Multi-Alternative Strategies	0.85
1290 Retirement 2020*	0.65
1290 Retirement 2025*	0.65
1290 Retirement 2030*	0.65
1290 Retirement 2035*	0.65
1290 Retirement 2040*	0.65
1290 Retirement 2045*	0.65
1290 Retirement 2050*	0.65
1290 Retirement 2055*	0.65
1290 Retirement 2060*	0.65
1290 SmartBeta Equity	0.85

*	Includes fees and expenses of other investment companies in which the Fund invests.

Prior to January 1, 2023 EIMG was the investment adviser to the Funds.

The Adviser first waives its advisory fees, then waives its administration fees, and then reimburses the Fund’s expenses out of its own resources. Each Fund may at a later date reimburse to the Adviser the amount of any such payments or waivers provided that the payments or waivers are reimbursed within three years of the payments or waivers being recorded and the Fund’s expense ratio, after the reimbursement is taken into account, does not exceed the Fund’s expense cap at the time of the waiver or the Fund’s expense cap at the time of the reimbursement, whichever is lower. Consequently, no reimbursement by a Fund will be made unless the Fund’s total annual expense ratio is less than the respective percentages stated above for the respective period. Any reimbursement, called recoupment fees on the Statement of Operations of the Fund, will be based

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2023 (Unaudited)

on the earliest fees waived or assumed by the Adviser. During the six months ended April 30, 2023, the Funds did not incur recoupment fees. At April 30, 2023, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

	Amount Eligible Through				Total Eligible For Reimbursement
Funds:	2023	2024	2025	2026
1290 Diversified Bond	$477,078	$2,190,751	$3,005,779	$1,476,204	$7,149,812
1290 Essex Small Cap Growth	—	—	202,116	197,926	400,042
1290 GAMCO Small/Mid Cap Value	115,792	251,731	393,763	204,999	966,285
1290 High Yield Bond	135,849	248,164	280,965	135,270	800,248
1290 Loomis Sayles Multi-Asset Income	128,243	200,745	302,294	123,927	755,209
1290 Multi-Alternative Strategies	73,833	101,405	110,420	52,388	338,046
1290 Retirement 2020	90,517	137,253	126,767	52,042	406,579
1290 Retirement 2025	95,213	150,364	137,099	61,886	444,562
1290 Retirement 2030	86,972	131,389	125,762	53,455	397,578
1290 Retirement 2035	90,029	135,296	130,199	55,760	411,284
1290 Retirement 2040	86,631	128,227	123,023	50,411	388,292
1290 Retirement 2045	89,094	133,137	126,549	52,279	401,059
1290 Retirement 2050	86,065	129,144	123,486	51,595	390,290
1290 Retirement 2055	85,831	128,662	123,400	50,090	387,983
1290 Retirement 2060	86,509	129,838	124,402	50,371	391,120
1290 SmartBeta Equity	132,731	350,864	475,250	249,339	1,208,184

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. A Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Trust and management expect the risk of loss to be remote.

Note  3 Sales Charges

The Distributor receives sales charges on the Funds’ Class A and Class T shares and the proceeds of contingent deferred sales charges paid by the investor in connection with certain redemptions of the Funds’ Class A shares. The Distributor has advised the Funds that for the six months ended April 30, 2023, the proceeds retained from sales and redemptions are as follows:

	Class A		Class T
Funds:	Front End Sales Charge	Contingent Deferred Sales Charge	Front End Sales Charge
1290 Diversified Bond	$5,099	$—	$—
1290 Essex Small Cap Growth	30	—	—
1290 GAMCO Small/Mid Cap Value	10,438	—	—
1290 High Yield Bond	1,602	—	—
1290 Loomis Sayles Multi-Asset Income	22,445	—	—
1290 Multi-Alternative Strategies	30	—	—
1290 SmartBeta Equity	13,728	—	—

Sales loads and contingent deferred sales charges imposed on purchases and redemptions of Fund shares are retained by the Trust’s Distributors and do not represent expenses or income of the Funds.

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2023 (Unaudited)

Note 4	Compensation of Officers

Each officer of the Trust is an employee of Equitable Financial, EIM and/or Equitable Distributors, LLC. No officer of the Trust, other than the Chief Compliance Officer, receives compensation paid by the Trust. During the six months ended April 30, 2023, the three trusts in the fund complex reimbursed EIMG for $290,000 of the Chief Compliance Officer’s compensation, including $2,300 reimbursed by the Trust.

Note 5	Percentage of Ownership by Affiliates

At April 30, 2023, EIMG and Equitable Financial held investments in each of the Funds as follows:

Funds:	Percentage of Ownership
1290 Essex Small Cap Growth	21%
1290 GAMCO Small/ Mid Cap Value	19
1290 High Yield Bond	10
1290 Loomis Sayles Multi-Asset Income	82
1290 Multi-Alternative Strategies	66
1290 RETIREMENT 2020	99
1290 RETIREMENT 2025	98
1290 RETIREMENT 2030	99
1290 RETIREMENT 2035	98
1290 RETIREMENT 2040	99
1290 RETIREMENT 2045	98
1290 RETIREMENT 2050	100
1290 RETIREMENT 2055	100
1290 RETIREMENT 2060	99

Shares of 1290 Diversified Bond, 1290 Essex Small Cap Growth, 1290 GAMCO Small/Mid Cap Value, 1290 High Yield Bond and 1290 SmartBeta Equity Funds may be held as an underlying investment by certain series of the EQ Advisors Trust (Equitable Growth MF/ETF, Equitable Moderate Growth MF/ETF, Equitable Conservative Growth MF/ETF (together, the “Managed Portfolio Strategies Portfolios”), EQ/All Asset Growth Allocation Portfolio, and EQ/Ultra Conservative Strategy Portfolio, EQ/Conservative Strategy Portfolio, EQ/Conservative Growth Strategy Portfolio, EQ/Balanced Strategy Portfolio, EQ/Moderate Growth Strategy Portfolio, EQ/Growth Strategy Portfolio and EQ/Aggressive Growth Strategy Portfolio (each, a “Strategic Allocation Series Portfolio” and together, the “Strategic Allocation Series Portfolios”)) and certain series of the EQ/Premier VIP Trust (EQ/Conservative Allocation Portfolio, EQ/Conservative-Plus Allocation Portfolio, EQ/Moderate Allocation Portfolio, EQ/Moderate-Plus Allocation Portfolio and EQ/Aggressive Allocation Portfolio (each, an “EQ Allocation Portfolio” and together, the “EQ Allocation Portfolios”) and the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio, Target 2045 Allocation Portfolio and Target 2055 Allocation Portfolio (each, a “Target Allocation Portfolio” and together, the “Target Allocation Portfolios”)). The following table represents the percentage of ownership that each of the EQ/All Asset Growth Allocation, Managed Portfolio Strategies Portfolios, Strategic Allocation Series Portfolios, EQ Allocation Portfolios and Target Allocation Portfolios has in each Fund’s net assets as of April 30, 2023.

Portfolios:	1290 Diversified Bond	1290 Essex Small Cap Growth	1290 GAMCO Small/Mid Cap Value	1290 High Yield Bond	1290 SmartBeta Equity
EQ/All Asset Growth Allocation	1.00%	—%	—%	—%	—%
Equitable Conservative Growth MF/ETF	3.78	5.05	2.77	11.31	4.60
Equitable Moderate Growth MF/ETF	0.44	1.52	0.83	1.08	1.50
Equitable Growth MF/ETF	0.15	2.20	1.21	0.66	2.60

1290 FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

April 30, 2023 (Unaudited)

Portfolios:	1290 Diversified Bond	1290 Essex Small Cap Growth	1290 GAMCO Small/Mid Cap Value	1290 High Yield Bond	1290 SmartBeta Equity
EQ/Conservative Allocation	4.33%	—%	—%	—%	—%
EQ/Conservative-Plus Allocation	3.83	—	—	—	—
EQ/Moderate Allocation	19.81	—	—	—	—
EQ/Moderate-Plus Allocation	14.71	—	—	—	—
EQ/Aggressive Allocation	1.64	—	—	—	—
Target 2015 Allocation	0.57	—	—	—	—
Target 2025 Allocation	1.38	—	—	—	—
Target 2035 Allocation	0.91	—	—	—	—
Target 2045 Allocation	0.46	—	—	—	—
Target 2055 Allocation	0.07	—	—	—	—

Note  6 - Subsequent Events

The Adviser evaluated subsequent events from April 30, 2023, the date of these financial statements, through the date these financial statements were issued. There are no subsequent events that require recognition or disclosure in the financial statements.

CONTROL PERSON AND PRINCIPAL HOLDERS OF SECURITIES (UNAUDITED)

Equitable Investment Management Group, LLC, a wholly-owned subsidiary of Equitable Financial Life Insurance Company, may be deemed to be a control person with respect to the 1290 Funds by virtue of its ownership of a substantial majority of the 1290 Funds’ shares. Shareholders owning more than 25% of the outstanding shares of a Fund may be able to determine the outcome of most issues that are submitted to shareholders for a vote.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-888-310-0416 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.1290Funds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT filings are available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Visit the Funds’ Website: 1290Funds.com

Must be accompanied or preceded by a Prospectus. 1290 Funds are distributed by ALPS Distributors, Inc.	DFIN#497750 1290SAR043023

© 2023 Equitable Holdings, Inc. All rights reserved.

1290 Avenue of the Americas, New York, NY 10104.

Equitable Financial Life Insurance Company

Item 1(b):

Not Applicable

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required.

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of the Semi-Annual Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) are effective as of a date within 90 days prior to the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act.

(b)	The registrant’s certifying officers are not aware of any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1290 FUNDS

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
June 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
June 30, 2023

By:	/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer
June 30, 2023